           As filed with the Securities and Exchange Commission on April 3, 2009

                                            1933 Act Registration No. 333-63505

                                            1940 Act Registration No. 811-05721
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 26 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 191 /X/

                  Lincoln National Variable Annuity Account H
                           (Exact Name of Registrant)

                American Legacy Shareholder's Advantage A Class

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2009, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

American Legacy (Reg. TM) Shareholder's Advantage A Class

Lincoln National Variable Annuity Account H



Individual Variable Annuity Contracts

Home Office:

The Lincoln National Life Insurance Company

1300 South Clinton Street

Fort Wayne, IN 46801-7866



1-800-942-5500

www.LincolnFinancial.com



This prospectus describes an individual flexible premium deferred variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln

Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time.





These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.



The minimum initial gross purchase payment for the contract is $1,500 ($10,000 if sold as part of a fee-based financial plan). Additional gross purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically) and at least $300 annually.



Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting net purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.



All net purchase payments for benefits on a variable basis will be placed in

Lincoln National Variable Annuity Account H (variable annuity account [VAA]).

The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.



The available funds, listed below are each part of American Funds Insurance

Series (Series) Class 2 shares:



     Asset Allocation

     Blue Chip Income and Growth

     Bond

     Cash Management

     Global Bond

     Global Discovery

     Global Growth

     Global Growth and Income



     Global Small Capitalization

     Growth

     Growth-Income

     High-Income Bond

     International



     International Growth and Income



     New World

     U.S. Government/AAA-Rated Securities

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make gross purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.



Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



More information about the contracts is in the current Statement of Additional

Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life

Insurance Company, PO Box 7866, Fort Wayne, IN 46801-7866, or call

1-800-942-5500. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.





May 1, 2009

Table of Contents









Item                                                          Page


Special Terms                                                  4

Expense Tables                                                 6

Summary of Common Questions                                    9

The Lincoln National Life Insurance Company                   11

Variable Annuity Account (VAA)                                12

Investments of the Variable Annuity Account                   12

Charges and Other Deductions                                  14

The Contracts                                                 20

 Purchase Payments                                            21

 Transfers On or Before the Annuity Commencement Date         22

 Surrenders and Withdrawals                                   24

 Death Benefit                                                27

 Investment Requirements                                      31

 Living Benefit Riders                                        34

 Lincoln Lifetime IncomeSM Advantage                          34

 Lincoln SmartSecurity (Reg. TM) Advantage                    44

 i4LIFE (Reg. TM) Advantage                                   49

 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    54

 4LATER (Reg. TM) Advantage                                   57

 Annuity Payouts                                              61

 Fixed Side of the Contract                                   63

Distribution of the Contracts                                 66

Federal Tax Matters                                           67

Additional Information                                        71

 Voting Rights                                                71

 Return Privilege                                             72

 Other Information                                            72

 Legal Proceedings                                            73

Contents of the Statement of Additional Information (SAI)

for Lincoln National Variable Annuity Account H               75

Appendix A - Condensed Financial Information                  A-1

Appendix B - Condensed Financial Information                  B-1


Special Terms

In this prospectus, the following terms have the indicated meanings:



4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an

Income Base during the accumulation period, which can be used to establish a

Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.



Account or variable annuity account (VAA) - The segregated investment account,

Lincoln National Variable Annuity Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.





Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the

Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.



Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the

i4LIFE (Reg. TM) Advantage Account Value during the Access Period.





Annuitant - The person upon whose life the annuity benefit payments are based,

and upon whose life a death benefit may be paid.



Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.



Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis,

or a combination of both.



Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See

Annuity Payouts.



Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.



Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.



Contract value (may be referenced to as account value in marketing materials) -

At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.



Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.



Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.





Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.



Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the

Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.





Gross purchase payments -  Amounts paid into the contract before deduction of the sales charge.



i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.



Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.



Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage

Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.



Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.





Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive.

If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln

Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM)

Advantage (with or without the Guaranteed Income Benefit).





Net purchase payments - The gross purchase payment amount less the sales charge. The net purchase payment is the amount placed in the fixed account and/or the variable account.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group

      (broker-dealers who have selling agreements with us) and their spouses and minor children.

 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.



Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.



Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.



Valuation period - The period starting at the close of trading (currently 4:00

p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.





Contractowner Transaction Expenses:









  o   Sales charge (as a percentage of gross purchase payments):      5.75%*




* The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. See Charges and other deductions.







We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the

Maximum Annual Withdrawal limit under the Lincoln SmartSecurity (Reg. TM)

Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See

Fixed Side of the Contract.





The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



Annual Account Fee: $ 20*



Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):







                                        With Estate Enhancement

                                        Benefit Rider (EEB)

                                        -------------------------


o   Mortality and expense risk charge            1.00%

o   Administrative charge                        0.10%

                                                  ----

o   Total annual charge for each

    subaccount**                                 1.10%








    Enhanced Guaranteed   Guarantee of

    Minimum Death         Principal Death

    Benefit (EGMDB)       Benefit          Account Value Death Benefit

    --------------------- ---------------- ----------------------------


o          0.80%               0.65%                  0.55%

o          0.10%               0.10%                  0.10%

            ----                ----                   ----

o

           0.90%               0.75%                  0.65%




*The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. We do not assess the account fee on contracts issued before August 15, 2003.



**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value

N/A.





In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.



Optional Rider Charges:







Lincoln Lifetime IncomeSM Advantage:









                                        Lincoln Lifetime IncomeSM

                                                Advantage

                                       Single or Joint Life Option

                                      ----------------------------


o   Guaranteed maximum annual

    percentage charge*                           1.50%

o   Current annual percentage

    charge* **                                   0.90%

o   Additional charge for Lincoln

    Lifetime IncomeSM Advantage

    Plus*                                        0.15%






*The annual percentage charge is assessed against the Guaranteed Amount

(initial gross purchase payment or contract value at the time of election) as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5%

Enhancements, and the 200% Step-up and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.





**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next

Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit

Year anniversary equal or exceed $100,000.

Lincoln SmartSecurity (Reg. TM) Advantage:









                                Lincoln SmartSecurity (Reg. TM)

                                  Advantage - 5 Year Elective

                                       Step-Up option+ **

                               ---------------------------------


o   Guaranteed maximum annual

    percentage charge*                      0.95%

o   Current annual percentage

    charge*                                 0.65%








      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)

        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic

               Step-Up option                    Step-Up option

     - Single Life (and prior version)            - Joint Life

    ----------------------------------- --------------------------------


o

                  1.50%                              1.50%

o

                  0.65%                              0.80%






*The annual percentage charge is assessed against the Guaranteed Amount

(initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.





**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.



+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year

Elective Step-up option is no longer available for purchase.









4LATER (Reg. TM) Advantage:













  o   Guaranteed maximum annual percentage charge*      1.50%

  o   Current annual percentage charge* **              0.65%








*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15%

Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM)

Advantage charge is deducted from the subaccounts on a quarterly basis.



**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the

Income Base.







The next table describes charges that apply only when i4LIFE (Reg. TM)

Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily account value.



i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income

Commencement Date):





i4LIFE (Reg. TM) Advantage (as a daily percentage of average account value):





                        Enhanced Guaranteed      Guarantee of

                        Minimum Death            Principal Death

                        Benefit (EGMDB)          Benefit             Account Value Death Benefit

                        ---------------------    ----------------    ----------------------------


o   Annual charge*             1.30%                  1.15%                     1.05%




*During the Lifetime Income Period, the charge will be the same rate as the

i4LIFE (Reg. TM) Advantage Account Value Death Benefit.



Optional Rider Charges :





i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average account value):











  o   Guaranteed maximum annual percentage charge      1.50%**

  o   Current annual percentage charge                 0.50%*








4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average account value):













  o   Guaranteed maximum annual percentage charge      1.50%

  o   Current annual percentage charge                 0.65%* ***








For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 1.30%

with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).



*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.



**Purchasers of Lincoln Lifetime IncomeSM Advantage with the Guaranteed Income

Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the

Lincoln Lifetime IncomeSM Advantage.



***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the

Income Base.





The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the

Annuity Commencement Date:











  o   Mortality and expense risk charge and Administrative charge      0.60%


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2008. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.













                                                    Maximum      Minimum

                                                   ---------    --------


Total Annual Fund Operating Expenses

(expenses that are deducted from fund assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses):         1.06%        0.53%








The following table shows the expenses charged by each fund for the year ended

December 31, 2008:





(as a percentage of each fund's average net assets):







                                       Managemen



                                          nt

                                         Fees*   +     Fees    +   Expenses  =   Expenses*


Asset Allocation                       .31   %       .25   %       .01   %        .57   %

Blue Chip Income and Growth            .42           .25           .01            .68

Bond                                   .39           .25           .01            .65

Cash Management                        .32           .25           .00            .57

Global Bond                            .57           .25           .02            .84

Global Discovery                       .58           .25           .02            .85

Global Growth                          .53           .25           .02            .80

Global Growth and Income               .59           .25           .02            .86

Global Small Capitalization            .71           .25           .03            .99

Growth                                 .32           .25           .01            .58

Growth-Income                          .27           .25           .01            .53

High-Income Bond                       .47           .25           .01            .73

International                          .49           .25           .03            .77

International Growth and Income        .69           .25           .03            .97

New World                              .76           .25           .05           1.06

U.S. Government/AAA-Rated Securities   .42           .25           .01            .68








* The Series' investment adviser waived a portion of its management fee from

September 1, 2004 (May 1, 2006 in the case of Global Growth and Income Fund and

October 4, 2006 in the case of Global Bond Fund) through December 31, 2008.

Management fees and total expenses in the table do not reflect any waivers.

Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.





Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") not reflected in the table above. As of the date of this prospectus,

none have done so. See The Contracts - Market Timing for a discussion of redemption fees.





For information concerning compensation paid for the sale of the contracts, see

Distribution of the Contracts.





EXAMPLES



This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5%

return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:





1) If you surrender your contract at the end of the applicable time period:











 1 year   3 years   5 years   10 years

-------- --------- --------- ---------


   $935   $1,696    $2,516    $4,850


2) If you annuitize or do not surrender your contract at the end of the applicable time period:











 1 year   3 years   5 years   10 years

-------- --------- --------- ---------


   $935   $1,696    $2,516    $4,850








For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage

Guaranteed Income Benefit Rider, 4LATER (Reg. TM) Guaranteed Income Benefit and

Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.









Summary of Common Questions

What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The

Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.



What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts,

according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See

Variable Annuity Account.





What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal.

See The Contracts - Asset Allocation Models.



What are Investment Requirements? If you elect one of the following riders:

Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln

SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the

Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.





What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your net purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the

Variable Annuity Account - Description of the Funds.



Who invests my money? The investment adviser for the funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California

90071. CRMC is registered as an investment adviser with the SEC. See

Investments of the Variable Annuity Account-Investment Adviser.



How does the contract work? If we approve your application, we will send you a contract. When you make net purchase payments during the accumulation phase,

you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.



What charges do I pay under the contract? A front-end load is determined based on the gross purchase as it is received. The amount of the sales charge on any current gross purchase payment may be reduced based on the assets accumulated under the terms of the contract. The maximum front-end load is 5.75% of the gross purchase payment.



Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a contract year.



We will deduct any applicable premium tax from gross purchase payments or contract value at the time the tax is incurred or at another time we choose.



See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.



The funds pay a management fee to CRMC based on average daily net asset value of each fund. See Investments of the Variable Annuity Account-Investment

Adviser. Each fund also has a 12b-1 fee and additional operating expenses.

These are described in the prospectus for the series.



Charges may also be imposed during the regular income or annuity payout period,

including i4LIFE (Reg. TM) Advantage if elected. See The Contracts and Annuity

Payouts.



For more information about the compensation we pay for sales of the contracts,

see The Contracts - Distribution of the Contracts.

What gross purchase payments do I make, and how often? Subject to the minimum and maximum gross payment amounts, your payments are completely flexible. See

The Contracts - Purchase Payments.



How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity

Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.



What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts -

Death Benefit.



May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or

Before the Annuity Commencement Date and Transfers After the Annuity

Commencement Date.





What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM

Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life

Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial gross purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent gross purchase payments, Automatic

Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial

Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM

Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment

Requirements.



What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM

Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed

Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment

Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.



What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. If you select a

Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you will be subject to Investment Requirements. These riders are the Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM

Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM)

Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income

Benefit) (both of which are annuity payout riders). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.



What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial gross purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount.

You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM)

Advantage.





What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit.

We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.





What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The

i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased at the time you elect

i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart

Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income

Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect

i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base,

which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income

Base; the minimum floor is based on the contract value at the time you elect

i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your

Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln

Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln

Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts

- i4LIFE (Reg. TM)

Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed

Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM)

Advantage option.





What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE

(Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts -

4LATER (Reg. TM) Advantage.



May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service

(IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to

20% withholding. See Federal Tax Matters.



Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract.

You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.



Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.







Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. Non-standard results will be calculated without sales charges. These results may be higher.





There can be no assurance that any money market fund will be able to maintain a net asset value per share. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.





The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance.







The Lincoln National Life Insurance Company



The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905,

is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.



Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The

Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA).

Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. There can be no assurance that any money market fund will be able to maintain a net asset value per share.



We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore,

to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.



Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.



In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.



How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally

Accepted Accounting Principles (GAAP). Our audited GAAP financial statements,

as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 7866, Fort

Wayne, IN 46802-7866, or call 1-888-868-2583. In addition, the Statement of

Additional Information is available on the SEC's website at http://www.sec.gov.

You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at

www.LincolnFinancial.com.



You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.





Lincoln Financial Group is the marketing name for Lincoln National Corporation

(NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds,

managed accounts, retirement solutions, life insurance, 401(k) and 403(b)

plans, savings plans, institutional investments and comprehensive financial planning and advisory services.







Variable Annuity Account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act).

The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct.

Income, gains and losses, whether realized or not, from assets allocated to the

VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.



The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.







Financial Statements



The December 31, 2008 financial statements of the VAA and the December 31, 2008 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.









Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate net purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.





Investment Adviser



The investment adviser for the funds is Capital Research and Management Company

(CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of

the nation's largest and oldest investment management organizations. As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined, in the prospectus for the fund.

Certain Payments We Receive with Regard to the Funds



The American Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rate is

0.25% based on the amount of assets invested in the Funds attributable to the

Contracts along with certain other variable contracts issued or administered by us (or an affiliate). Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the funds goes up, then so would the payment to us (or our affiliates).

Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contracts and, in our role as intermediary, the funds. The amount we receive from these payments may be substantial.







Description of the Funds



Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.



We select the funds offered through the contract based on several factors,

including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.



Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated

objectives.





American Funds Insurance SeriesSM, advised by Capital Research and Management

Company



  o Asset Allocation Fund (Class 2): Current income.



  o Blue Chip Income and Growth Fund (Class 2): Income and growth.



  o Bond Fund (Class 2): Current income.



  o Cash Management Fund (Class 2): Preservation of capital.



  o Global Bond Fund (Class 2): Total return.



  o Global Discovery Fund (Class 2): Long-term growth.



  o Global Growth Fund (Class 2): Long-term growth.



  o Global Growth and Income Fund (Class 2): Growth and income.



  o Global Small Capitalization Fund (Class 2): Long-term growth.



  o Growth Fund (Class 2): Long-term growth.



  o Growth-Income Fund (Class 2): Growth and income.



  o High-Income Bond Fund (Class 2): High current income.



  o International Fund (Class 2): Long-term growth.





  o International Growth and Income Fund (Class 2): Long-term growth





  o New World Fund (Class 2): Long-term growth.



  o U.S. Government/AAA Rated Securities Fund (Class 2): High current income.





Fund Shares



We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes
described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.



Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.



When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.



The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.





Reinvestment of Dividends and Capital Gain Distributions



All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.





Addition, Deletion or Substitution of Investments



We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.





Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and after approval from the SEC.





We also may:

 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;

 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;

 o deregister the VAA under the 1940 Act; and

 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.



We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.







Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses,

services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.



Our administrative services include:

 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering annuity payouts;

 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

 o reconciling and depositing cash receipts;

 o providing contract confirmations;

 o providing toll-free inquiry services; and

 o furnishing telephone and electronic fund transfer services.



The risks we assume include:

 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;

 o the risk that lifetime payments to individuals from Lincoln Smart Security

   (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income

   Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).



The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.





Deductions from the VAA



We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:







                                        With Estate Enhancement

                                        Benefit Rider (EEB)

                                        -------------------------


o   Mortality and expense risk charge            1.00%

o   Administrative charge                        0.10%

                                                  ----

o   Total annual charge for each

    subaccount**                                 1.10%








    Enhanced Guaranteed   Guarantee of

    Minimum Death         Principal Death

    Benefit (EGMDB)       Benefit          Account Value Death Benefit

    --------------------- ---------------- ----------------------------


o          0.80%               0.65%                  0.55%

o          0.10%               0.10%                  0.10%

            ----                ----                   ----

o

           0.90%               0.75%                  0.65%




**For contracts purchased before June 6, 2005, (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 0.92%; EGMDB 0.72%; Guarantee of Principal 0.60%; Account Value

N/A.





Sales Charge



A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you may make. The charge is a percentage of each gross purchase payment and is based on the owner's investment at the time each gross purchase is made according to the following scale:









Owner's Investment           Sales Charge

---------------------------- -------------


  Under $25,000  .               5.75%

  $25,000-$49,999  .             5.00%

  $50,000-$99,999  .             4.50%

  $100,000-$249,999  .           3.50%

  $250,000-$499,999  .           2.50%

  $500,000-$749,999  .           2.00%

  $750,000-$999,999  .           1.50%

  $1,000,000 or greater  .       1.00%




The owner's investment is defined, in accordance with our procedures, as the sum of:





a) The account values for any individual Lincoln variable annuity contracts owned by an eligible owner (defined below)



b) the amount (in dollars) of an eligible owner's investment in existing retail mutual funds (excluding those assets in fee based or advisory accounts) in

   The American Funds Group





c) the amount of the current gross purchase payment you are making into this contract.





These calculations may vary based upon the requirements of your state. Please check with your investment representative. Currently, direct purchases of money market funds are excluded from this program. No sales charges will be applied on contracts issued to selling group individuals, if applicable, in your state.

An eligible owner includes you as the contractowner of your American Legacy

Shareholder's Advantage contract, any joint owner you have named and any non-natural owner if the contractowner's or joint owner's social security number is listed on the contract or account.

For contracts issued prior to November 1, 2005, an eligible owner includes you as the owner of your American Legacy Shareholder's Advantage contract, and if you provide us with sufficient identifying information (name and Social

Security Number), eligible owner will also include your spouse, and any of your children under the age of 21. If the owner of any contract under (a) above is a non-natural owner and if you, your spouse, or any children of yours under the age of 21 are the named annuitant, then you may include these account values in the calculation of the owner's investment for the contracts issued in one of the following IRS defined markets: Roth IRA, traditional IRA, non-qualified,

SEP and 403(b) transfers. The nonnatural owner will include the account values from contracts in all other markets in its calculation of owner's investment.



In addition, for contracts issued on or after November 1, 2005:

 o Your broker's firm must be the broker of record for owner's investments and will provide Lincoln Life with the asset values in order for them to be included in the sales charge calculation;

 o This program is only available if your broker's firm has an agreement with

   Lincoln Life in which the broker-dealer firm agrees to provide Lincoln Life with your eligible asset values to determine the owner's investment. Assets held outside your broker's firm will not be included in the owner's investment calculation;

 o If your broker's firm does not have this agreement in place or does not provide Lincoln Life with asset values, only the assets in this particular

   American Legacy Shareholder's Advantage contract will be considered in the sales charge calculation; and

 o Check with your broker if you have questions regarding your owner's investment calculation.



You might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of purchase payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months, if it is less than the sales charge based on your initial purchase payment. If you do not make the amount of purchase payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of purchase payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from your contract value during the fourteenth month. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time.





Account Fee



During the accumulation period, we will deduct $20 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $20 account fee will also be deducted from the contract value upon surrender. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary, and will be waived after the fifteenth contract year. There is no account fee on contracts issued to selling group individuals.





Rider Charges



A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.





Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect,

there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The

Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed

Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single

Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or

(b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the

Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The

Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a

description of the calculation of the Guaranteed Amount.



The charge is applied to the Guaranteed Amount as increased for subsequent gross purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the

200% Step-up and decreased for withdrawals. We will deduct the cost of this

Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For riders purchased on or after March 2,

2009, the charge will also be deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime

IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.



The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the

Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular

Automatic Annual Step-up and is not available if additional gross purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.



An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200%

Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.



Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional gross purchase payment will potentially cause the charge for your Rider to change to the current charge for new purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.



The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the

Rider (except for death) or surrender of the contract.



If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.





If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional

0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM

Advantage charge for a total current charge of 1.05% applied to the Guaranteed

Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus

Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus

Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.





Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:





1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln

SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the

Guaranteed Amount); or



2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln

SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up, Single Life

option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage

- 1 Year Automatic Step-up); or



3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln

SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up, Joint Life

option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage -

Guaranteed Amount for a description of the calculation of the Guaranteed

Amount.



If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the

Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is

no longer available for purchase.





The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage

- 5 Year Elective Step-up option and the prior version of the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the

Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM)

Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.



Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.





If you elect to step-up the Guaranteed Amount for another step-up period

(including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up,

we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the

Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up

option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.

TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change,

although the amount we deduct will change as the Guaranteed Amount changes. The

Rider charge will be discontinued upon the earlier of the annuity commencement date, election of
i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.



Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year

Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year

Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.



Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) gross purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.





4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM)

charge is currently 0.65% of the Income Base. For riders purchased before

January 20, 2009, the current annual percentage charge will increase from 0.50%

to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial gross purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the

4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly

4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the

4LATER (Reg. TM) Rider Effective Date or the most recent reset of the Income

Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the

Income Base will change is when there are additional purchase payments,

withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER

(Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).



Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM)

Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the

4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.



Prior to the periodic income commencement date, a pro-rata amount of the 4LATER

(Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.

TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.



i4LIFE (Reg. TM) Advantage Charge . i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.05% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.15% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE

(Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM)

Advantage and the charge will begin on the contract's effective date.

Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends, the charge will be the same rate as the cost of the i4LIFE (Reg. TM) Advantage Account Value death benefit.



i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The Guaranteed

Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the

i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the

Account Value, computed daily as follows: 1.55% for the i4LIFE (Reg. TM)

Advantage Account Value death benefit; 1.65% for the i4LIFE (Reg. TM) Advantage

Guarantee of Principal death benefit; and 1.80% for the i4LIFE (Reg. TM)

Advantage EGMDB.



The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract. You will have no more annual step-

ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.







4LATER (Reg. TM) Guaranteed Income Benefit Charge . The 4LATER (Reg. TM)

Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.70% for the Account

Value death benefit; 1.80% for the i4LIFE (Reg. TM) Advantage Guarantee of

Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before

January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.



On and after the periodic income commencement date, the 4LATER (Reg. TM)

Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER

(Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.



After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed

Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM)

Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER

(Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.



After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed

Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.



Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage

purchasers.



For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the

Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.55% for the i4LIFE

(Reg. TM) Advantage Account Value death benefit; 1.65% for the i4LIFE (Reg. TM)

Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE (Reg.

TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are

guaranteed that in the future the guaranteed maximum charge for the Guaranteed

Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.



The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later).

At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account

Value. If your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30-day period will be refunded into your contract. You will have no more annual step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).





After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.







Deductions for Premium Taxes



Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.



The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.





Other Charges and Deductions



The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment. See Fixed Side of the

Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage (including the i4LIFE (Reg. TM)

Advantage and 4LATER (Reg. TM) Guaranteed Income Benefits) and Annuity Payouts.







The mortality and expense risk and administrative charge of 0.60% of the contract value will be assessed on all variable annuity payouts (except for the

i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.





There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectus for the funds.

Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.





Additional Information



The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:

 o the use of mass enrollment procedures,

 o the performance of administrative or sales functions by the employer,

 o a fee-based financial plan

 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or

 o any other circumstances which reduce distribution or administrative expenses.



The exact amount of charges and fees applicable to a particular contract will be stated in that contract.







The Contracts



Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative.

See Distribution of the Contracts.



When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial gross purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial gross purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial gross purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial gross purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the gross purchase payment will be returned immediately. Once the application is complete, we will allocate your initial gross purchase payment within two business days.





Who Can Invest



To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities,

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.



In accordance with money laundering laws and federal economic sanction policy,

the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen,

monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.



If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.



Qualified, non-ERISA 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or rollovers. The EGMDB and EEB death benefits and the Lincoln SmartSecurity (Reg. TM) Advantage are not available on contracts used for qualified plans other than IRA's and Roth IRA's.

Replacement of Existing Insurance



Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or new sales charges may be imposed with the purchase of, or transfer into,

this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.





Purchase Payments



Gross purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial gross purchase payment is $1,500 ($10,000 if sold as part of a fee-based financial plan). The minimum annual amount for additional gross purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum gross purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the gross purchase payment to you. Gross purchase payments in total may not exceed $2 million without our approval. If you stop making gross purchase payments, the contract will remain in force as a paid-up contract.

However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date,

the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit gross purchase payments made to the contract.





Valuation Date



Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock

Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.





Allocation of Purchase Payments



Net purchase payments allocated to the variable account are placed into the

VAA's subaccounts, according to your instructions. You may also allocate net purchase payments in the fixed account, if available.



The minimum amount of any net purchase payment which can be put into any one subaccount is $20. The minimum amount of any net purchase payment which can be put into a fixed account is $2,000, ($300 for contracts issued prior to August

15, 2003 (or later depending on your state), subject to state approval).



If we receive your gross purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your gross purchase payment at or after

4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your gross purchase payment to your representative, we generally will not begin processing the gross purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your gross purchase payment to us through the Depository

Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us,

uses a proprietary order placement system to submit your gross purchase payment to us, and your gross purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your gross purchase payment. If your gross purchase payment was placed with your broker-dealer at or after 4:00

p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.



The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.





Valuation of Accumulation Units



Net purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the net purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period.

Accumulation unit values are affected by investment performance of the funds,

fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:



1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and



3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.



The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.



In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the

Net Investment Factor method. We will achieve substantially the same result using either method.





Transfers On or Before the Annuity Commencement Date



After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one sub account to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.



Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. Currently, there is no charge for a transfer.

However, we reserve the right to impose a charge in the future for transfers

This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing programs elected on forms available from us. (See Additional Services and the

SAI for more information on these programs.)



The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.



A transfer request may be made to our Home office using written, telephone,

fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal

Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.



Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.



Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.





After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued

accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.





You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:

 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and

 o the minimum amount which can be transferred is $300 or the amount in the fixed account.



Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.



Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Market Timing



Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the

"Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.



In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1)

enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.



You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.



Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our

Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.



We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.



Once a contractowner has been identified as a "market timer" under our Market

Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail,

standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature"

restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.



Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.



Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition,

because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent,

large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large,

or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our

Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.



Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law,

we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days.

We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.





Transfers After the Annuity Commencement Date



You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.



If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or

Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage

Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.





Ownership



The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.



As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.





Joint Ownership



If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.





Annuitant



The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.





Surrenders and Withdrawals



Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office),

subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.



The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m.,

New York time, we will process the request using the accumulation unit value computed on
the next valuation date. The minimum amount which can be withdrawn is $300.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value.

Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited,

surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.



If you request a lump sum surrender and your surrender value is over $10,000,

your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.





The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The

SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account.





Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3)

organization under Section 403(b) of the tax code. Beginning January 1, 1989,

in order for a contract to retain its tax-qualified status, Section 403(b)

prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement.

However, this restriction does not apply if the annuitant (a) attains age

591/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).



Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a

403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this prospectus.



The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters -  Taxation of Withdrawals and Surrenders.





Additional Services



There are four additional services available to you under your contract:

dollar-cost averaging (DCA), automatic withdrawal service (AWS),

cross-reinvestment service and portfolio rebalancing.



Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from our

Home office. For further detailed information on these services, please see

Additional Services in the SAI.





Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.





The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed Side of the Contract - Interest

Adjustment.



The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.



Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.



Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have

DCA and cross reinvestment running simultaneously.





Asset Allocation Models



Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by Wilshire Associates, a registered investment advisory firm for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the American Legacy subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value

(and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis.

You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.



Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.



The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated

investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.



In order to maintain the model's specified subaccount allocation percentages,

you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing.

Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.





The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above.

If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.





The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing one of the asset allocation models. Different requirements and/or restrictions may apply under the individual rider. See The

Contracts - Investment Requirements.



The following asset allocation models have been prepared by Wilshire

Associates. The models are comprised of funds from the American Funds Insurance

Series that are offered within your contract.



At this time, the available models are as follows:

 o American Legacy Fundamental Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in eight equity subaccounts and 10% in two fixed income subaccounts. This model seeks long-term growth of capital.

 o American Legacy Fundamental Growth and Income Model is composed of specified underlying subaccounts representing a target allocation of approximately

   80% in eight equity subaccounts and 20% in four fixed income subaccounts.

   This model seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. This model will not be available for contracts purchased on or after June 30, 2009.



 o American Legacy Fundamental Balanced Model is composed of specified underlying subaccounts representing a target allocation of approximately

   60% in seven equity subaccounts and 40% in four fixed income subaccounts.

   This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.



 o American Legacy Fundamental Equity Growth Model is composed of specified underlying subaccounts representing a target allocation of approximately

   70% in eight equity subaccounts and 30% in four fixed income subaccounts.

   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



 o American Legacy Fundamental Income Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in six equity subaccounts and 60% in three fixed income subaccounts. This model seeks a high level of current income with some consideration given to growth of capital.





Your registered representative will have more information on the specific investments of each model.



Allocation Investment Strategy. This strategy is not available to contracts issued on or after June 30, 2009. Through the Allocation Investment Strategy

you may allocate purchase payments and/or contract values to eight underlying funds in the percentages as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. The funds chosen individually in the same allocation do not meet this requirement. You may invest in any of these funds without adopting the strategy. Upon selection of this strategy, you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You
may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.













         o Global Small Capitalization Fund     10% of contract value

         o Growth Fund                          15% of contract value

         o International Fund                   10% of contract value

         o Asset Allocation Fund                20% of contract value

         o Blue Chip Income and Growth Fund     15% of contract value

         o Growth-Income Fund                   10% of contract value

         o Bond Fund                            15% of contract value

         o High-Income Bond Fund                5% of contract value






Death Benefit



The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.









 UPON DEATH OF:    AND...


contractowner     There is a surviving joint owner

 contractowner     There is no surviving joint owner

contractowner     There is no surviving joint owner

                  and the beneficiary predeceases the

                  contractowner

 annuitant         The contractowner is living

annuitant         The contractowner is living

 annuitant**       The contractowner is a trust or other

                  non-natural person








 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:


contractowner     The annuitant is living or deceased    joint owner

 contractowner     The annuitant is living or deceased    designated beneficiary

contractowner     The annuitant is living or deceased    contractowner's estate

 annuitant         There is no contingent annuitant       The youngest contractowner

                                                         becomes the contingent annuitant

                                                         and the contract continues. The

                                                         contractowner may waive* this

                                                         continuation and receive the death

                                                         benefit proceeds.

annuitant         The contingent annuitant is living     contingent annuitant becomes the

                                                         annuitant and the contract continues

 annuitant**       No contingent annuitant allowed        designated beneficiary

                  with non-natural contractowner




* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.



** Death of annuitant is treated like death of the contractowner.





If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.



You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.



You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.



Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.



If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant.

Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal
shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.



Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.





Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 , (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the

Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. No additional death benefit is provided. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)





Guarantee of Principal Death Benefit. If you do not select a death benefit, the

Guarantee of Principal Death Benefit will apply to your contract. If the

Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:

 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln

   Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln

   Lifetime IncomeSM Advantage).



For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all gross purchase payments will be reduced by the sum of all withdrawals.





In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.





For contracts issued on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may discontinue the Guarantee of

Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.



Enhanced Guaranteed Minimum Death Benefit (EGMDB)



If the EGMDB is in effect, the death benefit paid will be the greatest of:

 o the current contract value as of the valuation date we approve the payment of the claim; or

 o the sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln

   Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln

   Lifetime IncomeSM Advantage); or

 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary)

   prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.



For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.





In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.





You may discontinue the EGMDB at any time by completing the Death Benefit

Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 , (or later in those states that have not approved the contract changes), you may also choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See

Charges and Other Deductions.



The EGMDB is only available under nonqualified, IRA or Roth IRA contracts if the contractowner, joint owner and annuitant are under age 80 at the time of issuance.



Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:

 o The current contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all gross purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln

   Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln

   Lifetime IncomeSM Advantage); or



 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any gross purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by gross purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value; or



 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:

  o the contract earnings; or

  o the covered earnings limit.



Note: If there are no contract earnings, there will not be an amount provided under this item.





For contracts purchased prior to August 15, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.



In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.





The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age

70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.



Contract earnings equal:

 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus

 o the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); minus

 o each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus



 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the

   Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.



The previously withdrawn contractual basis is an amount equal to the greater of

$0 and (A), where



(A) is the amount of the withdrawal minus the greater of $0 and (B); where



(B) is the result of [(i) - (ii)]; where



(i) is the contract value immediately prior to the withdrawal; and



(ii) is the amount of purchase payments made into the contract prior to the withdrawal.





The covered earnings limit equals 200% of:

 o the contract value as of the effective date of this Rider (determined before the allocation of any gross purchase payments on that date); plus

 o each gross purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus



 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the

   Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.



The previously withdrawn contractual basis is an amount equal to the greater of

$0 and (A), where



(A) is the amount of the withdrawal minus the greater of $0 and (B); where



(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and



(ii) is the amount of purchase payments made into the contract prior to the withdrawal.





The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the

Rider at the time of purchase.



The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.





General Death Benefit Information



Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.



If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).



If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the

Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset,

treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for a total annual charge of 0.90% or 0.72% if your contract was purchased before June 6, 2005, (or later in those states that have not approved the contract changes).



The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:



1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and



2. written authorization for payment; and



3. all required claim forms, fully completed (including selection of a settlement option).



Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with

Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Death benefits may be taxable. See Federal Tax Matters.



Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.



If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.



Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.



Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.



If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.



In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.





The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The

SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM)

account.





Investment Requirements



If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage,

4LATER (Reg. TM) Advantage, Lincoln SmartSecuritySM Advantage, or the

Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you will be subject to Investment Requirements, and you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements

Option will apply to your contract. See Option 1, Option 2, and Option 3 below.

Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider

Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment

Requirements are consistent with your investment objectives.



The chart below is provided to help you determine which Option of Investment

Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.













                                                                                                       YOU WILL BE SUBJECT TO

 IF YOU ELECT...                                      AND THE DATE OF ELECTION IS...                  INVESTMENT REQUIREMENTS


Lincoln Lifetime IncomeSM Advantage                  Between February 19, 2008 and January 20, 2009   Option 2

                                                     On or after January 20, 2009                     Option 3

 Lincoln SmartSecurity (Reg. TM) Advantage            Prior to April 10, 2006                          N/A

                                                     Between April 10, 2006 and January 20, 2009      Option 1

                                                     On or after January 20, 2009                     Option 3

4LATER (Reg. TM) Advantage                           Between April 10, 2006 and January 20, 2009      Option 1

                                                     On or after January 20, 2009                     Option 3

 i4LIFE (Reg. TM) Advantage with Guaranteed Income    Prior to April 10, 2006                          N/A

Benefit (v.1)                                        On or after April 10, 2006                       Option 1

i4LIFE (Reg. TM) Advantage with Guaranteed Income    Between April 10, 2006 and January 20, 2009      Option 1

Benefit (v.2)                                        On or after January 20, 2009                     Option 3

 i4LIFE (Reg. TM) Advantage with Guaranteed Income    Between October 6, 2008 and January 20, 2009     Option 2

Benefit (v.3)                                        On or after January 20, 2009                     Option 3








Investment Requirements - Option 1



We intend to enforce these Investment Requirements on June 30, 2009 for contracts purchased with Investment Requirements Option 1.



No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.

TM) Advantage is in effect) can be invested in the following subaccounts

("Limited Subaccounts"):

o Global Discovery

o Global Growth



o Global Growth and Income



o Global Small Capitalization

o High-Income Bond

o International

o International Growth & Income

o New World

All other variable subaccounts will be referred to as "Non-Limited Subaccounts"

..



You can select the percentages of contract value, if any, allocated to the

Limited Subaccounts, but the cumulative total investment in all the Limited

Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.



If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining

Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the

American Funds Cash Management subaccount. We reserve the right to designate a different investment option other than the American Funds Cash Management subaccount as the default investment option should there be no cash value in the Non-Limited Subaccounts. We will provide you with notice of such change.

Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.





We may move subaccounts on or off the Limited Subaccount list, exclude

Subaccounts from being available for investment, change the number of Limited

Subaccount groups, change the percentages of contract value allowed in the

Limited Subaccounts or change the frequency of the contract value rebalancing,

at any time, in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.





At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:



1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;



2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or



3. take no action and be subject to the quarterly rebalancing as described above.







Investment Requirements - Option 2



You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.



In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.



We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. For contractowners who purchase their rider prior to June 30,

2009, we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment

Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose.



We may change the list of subaccounts in a group, change the number of groups,

change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. For contractowners who purchase their rider prior to June 30, 2009, we will not make changes more than once per calendar year.

You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders.

Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.





At the time you receive notice of a change to the Investment Requirements, you may:



1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment

Requirements;





2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional deposits or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money,

by either an additional deposit or a contract transfer, in excess of the new percentage applicable to a fund or fund group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.



4. for subaccounts added to Investment Requirements on or after June 30, 2009,

you will be subject to rebalancing as described above.





At this time, the subaccount groups are as follows:











Group 1                                              Group 2

Investments must be at least 25% of contract value   Investments cannot exceed 75% of contract value

---------------------------------------------------- --------------------------------------------------------

1. Bond Fund                                         All other investment options except as discussed below.

2. Global Bond Fund

3. High Income Bond Fund

4. U.S. Government/AAA-Rated Securities

Group 3

Investments cannot exceed 10%

---------------------------------------------------- --------------------------------------------------------

No funds at this time.








To satisfy the Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the

American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset

Allocation Fund, then the Asset Allocation Fund will be considered as part of

Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.



In addition, to satisfy the Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy

Fundamental Growth and Income Model, American Legacy Fundamental Equity Growth

Model, American Legacy Fundamental Balanced Model, or American Legacy

Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.



As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20,

2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the Asset Allocation Fund, a mutual fund, or to an asset allocation model: the American Legacy Fundamental

Balanced Model or the American Legacy Fundamental Income Model.





Investment Requirements - Option 3



You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.



In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the American Funds Cash Management subaccount as the default investment option or any other subaccount that we may designate for that purpose.



We may change the list of subaccounts in a group, change the number of groups,

change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. For contractowners who purchase their riders prior to June 30, 2009, we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders.

Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.



At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment

Requirements;



2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or



3. take no action and be subject to the quarterly rebalancing as described above.



At this time, the subaccount groups are as follows:













Group 1                                              Group 2

Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value

---------------------------------------------------- --------------------------------------------------------

1. Bond Fund                                         All other investment options except as discussed below.

2. Global Bond Fund

3. U.S. Government/AAA-Rated Securities

Group 3

Investments cannot exceed 10% of contract value

---------------------------------------------------- --------------------------------------------------------

No funds at this time.








To satisfy these Investment Requirements, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset

Allocation Fund, then the Asset Allocation Fund will be considered as part of

Group 2 above and you will be subject to Group 2 restrictions. The fixed account is no longer available except for dollar cost averaging.



In addition, to satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models made available to you by your broker-dealer as described above. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy

Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model or

American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract and that meets the Investment

Requirements or reallocate contract value among Group 1 or Group 2 or Group 3 subaccounts as described above.



As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January

20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the American Legacy

Fundamental Income Model.





Living Benefit Riders



The optional Living Benefit Riders offered under this variable annuity contract

- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM)

Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and

4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime

IncomeSMAdvantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You

may not elect more than one Living Benefit rider at a time. Upon election of a

Living Benefit rider, you will be subject to Investment Requirements. The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider.







Lincoln Lifetime IncomeSM Advantage





The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000.

All references to purchase payments are to gross purchase payments unless otherwise specified. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.





This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum

Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single

Life Option) or age 65 (for the Joint Life

Option) may significantly reduce your Maximum Annual Withdrawal amount.

Withdrawals will also negatively impact the availability of the 5% Enhancement,

the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These

options are discussed below in detail.



An additional option, available for purchase with your Lincoln Lifetime

IncomeSM Advantage provides that on the seventh Benefit Year anniversary,

provided you have not made any withdrawals, you may choose to cancel your

Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed

Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after

7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the

Lincoln Lifetime IncomeSM Advantage.





By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition,

the fixed account is not available except for use with dollar cost averaging.

See The Contracts - Investment Requirements - Option 3 if you purchased the

Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The

Contracts -  Investment Requirements - Option 2 if you purchased Lincoln

Lifetime IncomeSM Advantage prior to January 20, 2009.



If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit

Year anniversary is to allocate 100% of your contract value to the American

Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM

Advantage Plus Option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or

American Legacy Fundamental Income Model. You may not transfer contract value out of these funds to any other funds before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.



Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM

Advantage and these other riders is included later in this prospectus (see

Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg.

TM) Advantage and i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.



We have designed the rider to protect you from outliving your contract value.

If the rider terminates or you (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the

Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your

(or your spouse's) death.



If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living

Benefit rider.





Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.



Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract,

the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if

Joint Life Option) are the covered lives under either the Lincoln Lifetime

IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.



Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed

Amount); for example, a $10,000 additional purchase payment will increase the

Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge.

See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge

in this prospectus. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:









         Initial purchase payment                   $100,000

         Additional purchase payment in Year 2      $ 95,000   No change to charge

         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge

         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge




Each withdrawal reduces the Guaranteed Amount as discussed below.



Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual

Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed

Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM

Advantage Charge.





5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the

Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the

Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the

Rider will be included in the Guaranteed Amount for purposes of receiving the

5% Enhancement on the first Benefit Year anniversary.



Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5%

Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5%

Enhancement in the next year, the Enhancement will not occur until the Benefit

Year anniversary of that year.





The following is an example of the impact of the 5% Enhancement on the

Guaranteed Amount:



Initial purchase payment = $100,000; Guaranteed Amount = $100,000



Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000



Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000



On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750

($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year

Anniversary.





The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an

Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5%

Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed

Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5%

Enhancement will be in effect for 15 years from the effective date of the

Rider, and a new 15-year period will begin following each Automatic Annual

Step-up.





Any withdrawal from the contract value limits the 5% Enhancement as follows:





   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount,

     from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contract owner/ annuitant (Single Life Option) is 591/2 or older or the contractowner and spouse (Joint Life Option) are age 65 or older.





   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.



An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.



If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit

Year anniversary, your percentage charge for the Rider will not change.

However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions -

Lincoln Lifetime IncomeSM Advantage Charge.



Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and





   b. the contract value on that Benefit Year anniversary is greater than the

     Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).



Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore,

your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM

Advantage Charge.





If your percentage rider charge is increased upon an Automatic Annual Step-up,

you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the

Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.





Following is an example of how the Automatic Annual Step-ups and the 5%

Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2 (Single Life) or 65 (Joint Life):











                                                                              Potential for   Length of 5%

                                                                 Guaranteed     Charge to     Enhancement

                                                Contract Value     Amount         Change         Period

                                               ---------------- ------------ --------------- -------------


         Initial Purchase Payment $50,000 .       $  47,750*       $50,000         No              10

         1st Benefit Year Anniversary.........    $  54,000        $54,000        Yes              10

         2nd Benefit Year Anniversary.........    $  53,900        $56,700         No               9

         3rd Benefit Year Anniversary.........    $  57,000        $59,535         No               8

         4th Benefit Year Anniversary.........    $  64,000        $64,000        Yes              10






*The beginning Contract Value is the initial purchase payment less the 4.5%

sales charge.



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the

Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of

$50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary,

the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the

4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).



An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.





Step-up to 200% of the initial Guaranteed Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200%

of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your

Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up

applies.) This Step-up will not occur if:





     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65

(Joint Life);





     2) an Excess Withdrawal (defined below) has occurred; or



   3) cumulative withdrawals totaling more than 10% of the initial Guaranteed

     Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).





   For example, assume the initial Guaranteed Amount is $200,000. A $10,000

   Maximum Annual Withdrawal was made at age 65 and at age 66. If one more

   $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).





If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20,

2009, you will not be eligible to receive the 200% Step-up of the Guaranteed

Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum

Annual Withdrawal Amount section below.





This Step-up will not cause a change to the percentage charge for your rider.

However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln

Lifetime IncomeSM Advantage Charge.



The following example demonstrates the impact of this Step-up on the Guaranteed

Amount:





Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000;

Maximum Annual Withdrawal amount = $10,000.



After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable

5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the

contract value is $250,000. Since the Guaranteed Amount is less than $360,000

($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.





The 200% Step-up cannot increase the Guaranteed Amount beyond the Maximum

Guaranteed Amount of $10,000,000.



Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the

Maximum Annual Withdrawal amount each Benefit Year for your (contractowner)

lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint

Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum

Annual Withdrawal amount is greater than zero.



On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire

Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.





If your contract value is reduced to zero because of market performance,

withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life

Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option

(discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.





Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not

available (see below). Withdrawals may also negatively impact the 200% Step-up

(see above).



The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.



All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.





The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home

Enhancement, during a Benefit Year when the contractowner/annuitant is age

591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50%

starting after the next Benefit Year anniversary.



The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications.

This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner,

and the nursing home must be located in the United States.





The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.



The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of

$2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).



5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:



   a. the Maximum Annual Withdrawal amount immediately prior to the 5%

     Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.



See the chart below for examples of the recalculation.



The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM

Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed

Amount.



Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option).

If the cumulative amounts withdrawn from the contract during the Benefit Year

(including the current withdrawal) after age 591/2 (Single Life) or age 65

(Joint Life) are within the Maximum Annual Withdrawal amount, then:



     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and



     2. the Maximum Annual Withdrawal amount will remain the same.



The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual

Withdrawals on the Guaranteed Amount and the recalculation of the Maximum

Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):









                                                                 Guaranteed    Maximum Annual

                                                Contract Value     Amount     Withdrawal Amount

                                               ---------------- ------------ ------------------


         Initial Purchase Payment $50,000 .       $  47,750*       $50,000         $2,500

         1st Benefit Year Anniversary.........    $  54,000        $54,000         $2,700

         2nd Benefit Year Anniversary.........    $  51,000        $51,300         $2,700

         3rd Benefit Year Anniversary.........    $  57,000        $57,000         $2,850

         4th Benefit Year Anniversary.........    $  64,000        $64,000         $3,200




*The beginning Contract Value is the initial purchase payment less the 4.5%

sales charge.



The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed

Amount. Since withdrawals occurred each year (even withdrawals within the

Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred

(1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.



Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum

Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9).

In addition, in order for this exception for RMDs to apply, the following must occur:



     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;



     2. The RMD calculation must be based only on the value in this contract;

   and



     3. No withdrawals other than RMDs are made within that Benefit Year

(except as described in next paragraph).





If your RMD withdrawals during a Benefit Year are less than the Maximum Annual

Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the

Benefit Year, then all amounts withdrawn in excess of the Maximum Annual

Withdrawal amount, including amounts attributed to RMDs, will be treated as

Excess Withdrawals (see below).





Distributions from qualified contracts are generally taxed as ordinary income.

In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.



Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal)

that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:



   1. The Guaranteed Amount is reduced by the same proportion that the Excess

     Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.



   2. The Maximum Annual Withdrawal amount will be immediately recalculated to

     5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and



     3. The 200% Step-up will never occur.



The following example demonstrates the impact of an Excess Withdrawal on the

Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:

Contract Value = $60,000

Guaranteed Amount = $85,000

Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)



After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):



The contract value and Guaranteed Amount are reduced dollar for dollar for the

Maximum Annual Withdrawal amount of $5,000:



Contract Value = $55,000

Guaranteed Amount = $80,000



The contract value is reduced by the $7,000 Excess Withdrawal and the

Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess

Withdrawal reduced the $55,000 contract value ($7,000 - $55,000)



Contract value = $48,000



Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =

$69,818)

Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)





In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.



Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner is age 591/2 (Single Life) or the contractowner and spouse

(Joint Life) are both age 65, including withdrawals equal to Maximum Annual

Withdrawal amounts, the following will occur:



   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);





     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;



   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic

     Annual Step-up will not occur until the contract value exceeds the

     Guaranteed Amount on a Benefit Year anniversary. See the 5% Enhancement section above), and



     4. The 200% Step-up will never occur.



The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:

 o $100,000 purchase payment

 o $100,000 Guaranteed Amount

 o A 10% market decline results in a contract value of $90,000

 o $5,000 Maximum Annual Withdrawal amount



If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be

$94,444 ($100,000 reduced by 5.56% ($5,000/

$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times

$94,444).



In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.





Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln

Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the

Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.





You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts, prior to the seventh Benefit

Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln

Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit

Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your

Lincoln Lifetime IncomeSM Advantage will continue.



If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.



The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.



On the seventh Benefit Year anniversary, if the current contract value is

$90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime

IncomeSM Advantage) will terminate at that time.





If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment option until the seventh Benefit

Year anniversary is to allocate 100% of your contract value to the American

Legacy Fundamental Income Model. If you purchased the Lincoln Lifetime IncomeSM

Advantage Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: to allocate 100% of your contract value to the Asset Allocation Fund subaccount or to one of the two asset allocation models - the American Legacy Fundamental Balanced Model or

American Legacy Fundamental Income Model. You may not transfer contract value out of these funds to any other funds before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.





Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the

Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity

Payout Option is available.



The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available.

You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the

Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.



If the contract value is zero and you have a remaining Maximum Annual

Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount

Annuity Payment Option.





If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout

Option, you may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount

Annuity Payout Option must not be the Account Value Death Benefit.





The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal

Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.



Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM

Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect.

Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.



Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln

Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life

(through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the

Guaranteed Amount.



Upon the first death under the Joint Life option, the lifetime payout of the

Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage

Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM

Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.



As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase.

The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the

Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2)

if the Single Life Rider option for new issues will provide an earlier age

(591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life

Option, if available, (if the contractowner is under age 65) at the current

Rider charge and the terms in effect for new sales of the Single Life Option.



After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.



General Provisions.



Termination. After the seventh anniversary of the effective date of the Rider,

the contractowner may terminate the Rider by notifying us in writing. Lincoln

Lifetime IncomeSM Advantage will automatically terminate:

 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;

 o on the annuity commencement date (except payments under the Maximum Annual

   Withdrawal Amount Annuity Payment Option will continue if applicable);

 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;

 o when the Maximum Annual Withdrawal amount is reduced to zero; or

 o upon termination of the underlying annuity contract.



The termination will not result in any increase in contract value equal to the

Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.



If you terminate the Rider, you must wait one year before you can re-elect any

Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage,

4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM

Advantage Plus.



Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals,

the following factors should be considered when comparing Lincoln Lifetime

IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln

Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed

Amount because of the 5% Enhancement, Automatic Annual Step-up or 200% Step-up

and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the

Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However,

the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher for the Single Life (lower for the Joint Life) and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5%

Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement and 200% Step-up. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is

further limited and the 200% Step-up is not available. The Lincoln

SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed

Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Investment Requirements and Termination provisions are different between these two riders.





i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the

Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM)Advantage.

Depending on a person's age and the selected length of the Access Period,

i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual

Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in

effect on your contract at the same time.



Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM)

Advantage if i4LIFE (Reg. TM)Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime

IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM

Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM)

Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM

Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM)

Advantage will be the annuity factors in effect as of the day they purchased

Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime

IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM)Advantage with the Guaranteed Income Benefit for Lincoln

Lifetime IncomeSM Advantage purchasers must be elected before the Annuity

Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income

Benefit sections of your prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM)

Advantage and the Guaranteed Income Benefit in effect for at least 3 years.





Below is an example of how the Guaranteed Amount from the Lincoln Lifetime

IncomeSM Advantage is used to establish the Guaranteed Income Benefit with

i4LIFE (Reg. TM) Advantage.



Prior to i4LIFE (Reg. TM) Advantage election:



Contract Value = $100,000





Guaranteed Amount = $150,000





After i4LIFE (Reg. TM)Advantage election:



Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE

(Reg. TM) Advantage annuity factor





Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by

Guaranteed Income Benefit Table factor applicable to owners of the Lincoln

Lifetime IncomeSMAdvantage rider.



Impact to Withdrawal Calculations of Death Benefits before the Annuity

Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life

Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the

Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death

Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for

Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.

The terms of your contract will describe which method is in effect for your contract.





The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the

Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies.

Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:



Contract value before withdrawal $80,000



Maximum Annual Withdrawal Amount $ 5,000



Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:



     a) Contract value $80,000



     b) Sum of purchase payments $100,000



     c) Highest anniversary contract value $150,000



Withdrawal of $9,000 will impact the death benefit calculations as follows:



     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)



     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum

     Annual Withdrawal amount)

     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.



   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]

     The entire $9,000 withdrawal reduces the death benefit option pro rata.

     Total reduction = $16,875.



Item c) provides the largest death benefit of $133,125.





Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time
this Rider is elected. You cannot elect the Rider on or after the purchase of

i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage,

Lincoln SmartSecurity (Reg. TM)Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime

IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.





There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.





Lincoln SmartSecurity (Reg. TM) Advantage





The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial gross purchase payment (or contract value if elected after contract issue)

adjusted for subsequent gross purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):





     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or



     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up





The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln

SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the

Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up option,

the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the

Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the

contractowner can also initiate additional ten-year periods of automatic step-ups.





You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity

(Reg. TM) Advantage -  1 Year Automatic Step-up Single Life or Joint Life

options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.





By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with its variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed,

periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM

Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.





If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us.



Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the

Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that.

The step-up will be effective on the next valuation date after notice of the step-up is approved by us.





Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial gross purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up

option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year

Automatic Step-up option. This maximum takes into consideration the combined

Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the

Lincoln Lifetime IncomeSM Advantage.

Additional gross purchase payments automatically increase the Guaranteed Amount by the amount of the gross purchase payment (not to exceed the maximum); for example, a $10,000 additional gross purchase payment will increase the

Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage

- 5 Year Elective Step-up option we may restrict gross purchase payments to your annuity contract in the future. We will notify you if we restrict additional gross purchase payments. For the Lincoln SmartSecurity (Reg. TM)

Advantage - 1 Year Automatic Step-up option, we will allow gross purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional gross purchase payments exceed

$100,000 only with prior Home Office approval. Additional gross purchase payments will not be allowed if the contract value is zero.



Each withdrawal reduces the Guaranteed Amount as discussed below.



Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional gross purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.



Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM)

Advantage -  1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:



a. the contractowner or joint owner is still living; and



b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the

Guaranteed Amount immediately preceding the valuation date.



After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed

Amount to the greater of the Contract Value or the current Guaranteed Amount if:



a. each contractowner and annuitant is under age 81; and



b. the contractowner or joint owner is still living.



If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.



Following is an example of how the step-ups work in the Lincoln SmartSecurity

(Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):











                                                                 Contract Value   Guaranteed Amount


         o Initial purchase payment $50,000(less 4.5% sales          $47,750     $50,000

         charge)

         o 1st Benefit Year Anniversary                              $54,000     $54,000

         o 2nd Benefit Year Anniversary                              $53,900     $54,000

         o 3rd Benefit Year Anniversary                              $57,000     $57,000






Annual step-ups, if the conditions are met, will continue until (and including)

the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit

Year Anniversary.



Under the Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up

option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.



Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective

Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic

Step-up options, contractowner elected step-ups (other than automatic step-ups)

will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Gross purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

All step-ups are subject to the maximum Guaranteed Amount.



A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See

Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM)

Advantage Charge.



Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.



On the effective date of the Rider, the Maximum Annual Withdrawal amount is:

 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM)

Advantage -  5 Year Elective Step-up option and

 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM)

Advantage -  1 Year Automatic Step-up option.



If you do not withdraw the entire Maximum Annual Withdrawal amount during a

Benefit Year, there is no carryover of the extra amount into the next Benefit

Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional gross purchase payments. For example, if the

Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed

Amount) is in effect and an additional gross purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of

$10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:



a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or



b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed

Amount.



If the cumulative amounts withdrawn from the contract during the Benefit Year

(including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:



1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and



2. the Maximum Annual Withdrawal amount will remain the same.





Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn

from the fixed account, if applicable. See The Contracts - Fixed Side of the

Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic

Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum

Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal

Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.





When cumulative amounts withdrawn from the contract during the Benefit Year

(including the current withdrawal) exceed the Maximum Annual Withdrawal amount:





1. The Guaranteed Amount is reduced to the lesser of:

  o the contract value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.



2. The Maximum Annual Withdrawal amount will be the least of:

  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;

or

  o the greater of:

   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or

  o the new Guaranteed Amount.



The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year

Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum

Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the

Guaranteed Amount.



Prior to Excess Withdrawal:

Contract Value = $60,000

Guaranteed Amount = $85,000

Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of

$100,000)



After a $7,000 Withdrawal:

Contract Value = $53,000

Guaranteed Amount = $53,000

Maximum Annual Withdrawal = $2,650



The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000

- $7,000 = $78,000).



The Maximum Annual Withdrawal amount was reduced to the least of:

1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or



46

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2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the

contract value following the withdrawal ($2,650); or

3) The new Guaranteed Amount ($53,000).



The least of these three items is $2,650.



In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.



Under the Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up

option for IRA contracts, the annual amount available for withdrawal within the

Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum

Annual Withdrawal amount may quickly and substantially decrease your Guaranteed

Amount and Maximum Annual Withdrawal amount, especially in a declining market.

You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.



Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.



Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM)

Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the

Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year

Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single

Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:



1) No withdrawals are made before you (and your spouse if a Joint Life) are age

65; and



2) An excess withdrawal (described above) has not reduced the Maximum Annual

Withdrawal amount to zero.



If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.



If any withdrawal is made prior to the time you (or both spouses) are age 65,

the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:



1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual

Withdrawal amount to equal or increase from the immediately prior Maximum

Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum

Annual Withdrawal amount will automatically be available for the specified lifetime(s); or



2) The contractowner makes a one-time election to reset the Maximum Annual

Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your

Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount,

the following must occur:



a. the contractowner (and spouse if applicable) is age 65;



b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and



c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.



As an example of these two situations, if you purchased the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with

$100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum

Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62,

your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the

Guaranteed Amount has not been reset to equal or exceed the highest prior

Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period.

This will reset the Maximum Annual Withdrawal amount to 5% of the current

Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual

Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.



The tax consequences of withdrawals and annuity payments are discussed in

Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges,

fees, and taxes) and not the Guaranteed Amount.



If your contract value is reduced to zero because of market performance,

withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the

Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed

Amount in a lump sum.



Guaranteed Amount Annuity Payout Option. If you desire to annuitize your

Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.



The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual

Withdrawals if in effect (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage,

which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.



If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.



Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal

Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.



Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM)

Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the

Guaranteed Amount and the Maximum Annual Withdrawal amount ; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount and 3) the cost of the Single Life option.



Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1

Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum

Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments, the

Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal

amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new

Guaranteed Amount. This also starts a new 10 year period of automatic step-ups.

At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the

Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2)

if the cost of the Single Life option is less than the cost of the Joint Life option.



If the surviving spouse of the deceased contractowner continues the contract,

the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM)

Advantage -  1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year

Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.



If a non-spouse beneficiary elects to receive the death benefit in installments

(thereby keeping the contract in force), the beneficiary

may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired.

Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage -





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



1 Year Automatic Step-up option will not continue and elective step-ups of the

Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the

Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the

Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.



Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.



After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.



Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed

Amount, the contractowner may terminate the Rider by notifying us in writing.

Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:

 o on the annuity commencement date (except payments under the Guaranteed

   Amount Annuity Payment Option will continue if applicable);

 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner)

   including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum

   Annual Withdrawal is in effect;

 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or

 o upon termination of the underlying annuity contract.



The termination will not result in any increase in contract value equal to the

Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.



If you terminate the Rider, you must wait one year before you can re-elect any

Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage

or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.





i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln

SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln

SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income

Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts , applicable guarantees and applicable

Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.



Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic

Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic

Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The

Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.





There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability.





i4LIFE (Reg. TM) Advantage





i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the

4LATERSM Guaranteed Income Benefit (described below) for an additional charge.

See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.



i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable,

periodic regular income payments for life. These payouts are made during an

Access Period, where you have access to the Account Value. After the Access

Period ends, payouts continue for the rest of your life, during the Lifetime

Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access

Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-

qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE

(Reg. TM) Advantage payout phase) computed daily on the average account value.

See Charges and Other Deductions - i4LIFE (Reg. TM)Advantage Charges.



i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our

Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE

(Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.





i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.

i4LIFE (Reg. TM) Advantage must be elected by age 85 for qualified contracts.

Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected.





Additional gross purchase payments will not be accepted once i4LIFE (Reg. TM)

Advantage becomes effective for a non-qualified annuity contract.



If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date.

However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity

Commencement Date.



When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners, with the Account Value death benefit,

who elected i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM)

Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts -

i4LIFE (Reg. TM) Advantage Death Benefits.



Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your

Account Value (defined below). At the end of the Access Period, the remaining

Account Value is used to make regular income payments for the rest of your life

(or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.







We will establish the minimum (currently 5 years) and maximum (currently to age

115 for non-qualified contracts; to age 100 for qualified contracts) Access

Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter

Access Periods will produce a higher initial regular income payment than longer

Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access

Period, it must be extended at least 5 years. If you change the Access Period,

subsequent regular income payments will be adjusted accordingly, and the

Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income

Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income

Benefit with i4LIFE (Reg. TM) Advantage.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income

Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.





Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your

Account Value during the Access Period. When you elect i4LIFE (Reg. TM)

Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly,

semi-annually or annually), how often the payment is recalculated, the length of the Access Period and
the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.



If you do not choose a payment frequency, the default is a monthly frequency.

In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available.

The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access

Period. At this time, changes can only be made on periodic income commencement date anniversaries.



Regular income payments are not subject to any applicable interest adjustments.

See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.



The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:

  o the age and sex of the annuitant and secondary life, if applicable;

  o the length of the Access Period selected;

  o the frequency of the regular income payments;

  o the assumed investment return you selected; and

  o the Individual Annuity Mortality table specified in your contract.





The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access

Period result in a slightly lower regular income payment, during both the

Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account

Value was payable. (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the

Lifetime Income Period, with no further access or death benefit.





The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period.

Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments.

If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return,

the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely,

if actual net investment return is 3% lower than the assumed investment return,

the regular income payment will decrease by approximately 3%.



Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the

Account Value.



For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.





For nonqualified contracts, if the annuitant and secondary life, if applicable,

both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the

Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income

Benefit if applicable) will terminate.





Regular income payments during the Lifetime Income Period. The Lifetime Income

Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the

Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

  o the age the age and sex of the annuitant and secondary life (if living);

  o the frequency of the regular income payments;

  o the assumed investment return you selected; and

  o the Individual Annuity Mortality table specified in your contract.



The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period)

divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to

Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.



Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.



During the lifetime income period, there is no longer an Account Value;

therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.





i4LIFE (Reg. TM) Advantage Death Benefits



i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM)

Advantage Account Value death benefit is available during the Access Period.

This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.



i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE

(Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

  o the Account Value as of the valuation date we approve the payment of the claim; or

  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:

   o regular income payments, including withdrawals to provide the Guaranteed

       Income Benefits, reduce the death benefit by the dollar amount of the payment; and

   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.



 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.





In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.







The following example demonstrates the impact of a proportionate withdrawal on your death benefit:







         o i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit     $200,000

         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000

         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)

         o Account Value at the time of Additional Withdrawal                  $150,000




     Death Benefit Value after i4LIFE (Reg. TM) regular income payment =

$200,000 - $25,000 = $175,000



     Death Benefit Value after additional withdrawal = $175,000 - $17,500 =

   $157,500



     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500



The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.



During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage

Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.

TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home

Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.



i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

  o the Account Value as of the valuation date on which we approve the payment of the claim; or

  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:

   o regular income payments, including withdrawals to provide the Guaranteed

       Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and

   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.



 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or



  o the highest Account Value or contract value on any contract anniversary date after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by gross purchase payments and is decreased by regular income payments, including withdrawals to provide the

     Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value,

     depending on the terms of your contract.





If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE)

specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value,

depending on the terms of your contract.



When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM)

Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.

TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM)

Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.



In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.



Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the

i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage

Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time.

Once the change is effective, you may not elect to return to the i4LIFE (Reg.

TM) Advantage EGMDB.



General Death Benefit Provisions. For all death benefit options, following the

Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.



If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.



For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.



If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.





If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim.

Approval of payment will occur upon our receipt of all the following:





1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and



2. written authorization for payment; and



3. all required claim forms, fully completed (including selection of a settlement option).



Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with

Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Death benefits may be taxable. See Federal Tax Matters.



Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess,

if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.



Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005.

We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM)

Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE

Enhancement Amount if:

 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;

 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;

 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);



 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;

   or

 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).



Upon the death of any contractowner, joint owner or annuitant, the ABE

Enhancement Amount will be payable in accordance with the terms of the i4LIFE

(Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.



The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by

us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or

 o the prior contract's cash value plus $400,000.



In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.



If more than one annuity contract is exchanged to a contract with us, the ABE

Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.



Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit,

the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement

Amount for this new contractowner or joint owner will be equal to zero.



The ABE Enhancement Amount will terminate on the valuation date the i4LIFE

(Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.



It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE

Enhancement Amount is available.







Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage



A Guaranteed Income Benefit is available for purchase when you elect i4LIFE

(Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.



As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln

Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.



Once the Guaranteed Income Benefit is elected, additional gross purchase payments cannot be made to the contract. Election of this rider will limit how much you can invest in certain subaccounts. See the Contracts - Investment

Requirements. The version of the

Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which

Investment Requirement option applies to you.



There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders.

However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.

TM) Advantage will be guaranteed the right to purchase the Guaranteed Income

Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.





i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.

TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.





The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.

TM) Advantage rider section) in effect at the time the Guaranteed Income

Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity

(Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the

remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income

Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial

i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the

Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the

Guaranteed Amount is greater than the contract value.



If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results,

a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is

the minimum payment you will receive. If the Guaranteed Income Benefit is paid,

it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the

Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.



If your Account Value reaches zero as a result of withdrawals to provide the

Guaranteed Income Benefit, we will continue to pay you an amount equal to the

Guaranteed Income Benefit. If your Account Value reaches zero, your Access

Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period

ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income

Benefit will never come into effect.



The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM)

Account Value:













         o i4LIFE (Reg. TM) Account Value before market decline     $135,000

         o i4LIFE (Reg. TM) Account Value after market decline      $100,000

         o Guaranteed Income Benefit                                $    810

         o Regular Income Payment after market decline              $    769

         o Account Value after market decline and Guaranteed        $ 99,190

         Income Benefit payment








The contractowner receives an amount equal to the Guaranteed Income Benefit.

The entire amount of the Guaranteed Income Benefit is deducted from the Account

Value.



If you purchased the Guaranteed Income Benefit (version 3) on or after January

20, 2009, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the

Guaranteed Income Benefit (version 2) prior to January 20, 2009, the Guaranteed

Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income

Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period

(version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including

IRAs, will occur on a calendar year basis.



At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed

Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred.

Increased fees collected during the 30 day period will be refunded into your contract. You will have no more annual step-ups unless you notify us that you wish to start a new 15-year step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit Charges.



If you have an older version of the Guaranteed Income Benefit (Version 1), your

Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.



The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM)

Provisions for an example.





Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.



  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the

     Guaranteed Income Benefit.



  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.



If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE

(Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE

(Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your

Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income

Benefit section.



The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or



  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or



  o upon written notice to us; or

  o assignment of the contract.





A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage

Guaranteed Income Benefit and not the i4LIFE (Reg. TM)Advantage election,

unless otherwise specified. If you used your Lincoln Lifetime IncomeSM

Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in

effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage

Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM)

Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM)

Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.







General i4LIFE (Reg. TM) Provisions



Withdrawals. You may request a withdrawal at any time prior to or during the

Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments,

if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.





The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:













         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200

         o Guaranteed Income Benefit before Withdrawal                    $    900

         o Account Value at time of Additional Withdrawal                 $150,000

         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)






     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal =

$1,200 X 10 % = $120

     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 =

 $1,080

 Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90

     Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810





Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.



Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM)

Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE

(Reg. TM) Advantage death benefit will terminate and you may choose the

Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of

Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.



For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.





4LATER (Reg. TM) Advantage



4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM)

Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed

Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See

The Contracts-Investment Requirements. See Charges and Other Deductions for a

discussion of the 4LATER (Reg. TM) Advantage charge.





4LATER (Reg. TM) Advantage Before Payouts Begin



The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the

4LATER (Reg. TM) Guaranteed Income Benefit.



Income Base. The Income Base is a value established when you purchase 4LATER

(Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income

Base will initially equal the contract value on the 4LATER (Reg. TM) Effective

Date. Additional purchase payments automatically increase the Income Base by the amount of the gross purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the

Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.



As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if

higher than the contract value) is used in the 4LATER (Reg. TM) Advantage

Guaranteed Income Benefit calculation.



Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting

Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The

Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.



Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER

(Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During

the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income

Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted

Income Base, but the percentage charge will not change.



Any gross purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income

Base by the amount of the gross purchase payment, plus 15% of that purchase payment.

Example:







         Initial Purchase Payment                                $100,000

         Purchase Payment 60 days later                          $ 10,000

                                                                 --------

         Income Base                                             $110,000

         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)

         Income Base (after 1st Waiting Period)                  $126,500

         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)




Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income

Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting

Period.





Example:







         Income Base                                                $100,000

         Purchase Payment in Year 2                                 $ 10,000

         New Income Base                                            $110,000

                                                                    --------

         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +

                                                                               (10,000 x 15% x 1/3)

         Income Base (after 1st Waiting Period)                     $125,500

         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)




Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.



During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.



In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the

value the Income Base will become at the end of the Waiting Period.



Maximum Income Base. The Maximum Income Base is equal to 200% of the Income

Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional gross purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.



After a reset to the current contract value, the Maximum Income Base will equal

200% of the contract value on the valuation date of the reset not to exceed

$10,000,000.



Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:







      Income Base                             $100,000      Maximum Income Base                   $200,000

      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000

      New Income Base                         $110,000      New Maximum Income Base               $220,000

      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000

       Payment



      Income Base (after 1st Waiting          $125,500

       Period)

      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000

       Waiting Period)



      Contract Value in Year 4                $112,000

      Withdrawal of 10%                       $ 11,200



      After Withdrawal (10% adjustment)

-----------------------------------------

      Contract Value                          $100,800

      Income Base                             $112,950

      Future Income Base                      $129,892      Maximum Income Base                   $198,000




Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of

$10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income

Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the

Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.



This reset may be elected by sending a written request to our Home office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the

Income Base (after the Income Base has been reset to the Future Income Base),

we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future

Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the

Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting

Period; however, you have the option to request a reset during this period by sending a written request to our Home office.



At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.



We reserve the right to restrict resets to Benefit Year anniversaries. The

Benefit Year is the 12-month period starting with the 4LATER (Reg. TM)

Effective Date and starting with each anniversary of the 4LATER (Reg. TM)

Effective Date after that. If the contractowner elects to reset the Income

Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.



Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age

80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.



4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If

4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home office), then it will be effective on the next valuation date following approval by us.





4LATER (Reg. TM) Guaranteed Income Benefit



When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments,

the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income

Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income

Benefit charge.



The Guaranteed Income Benefit will be determined by dividing the greater of the

Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the

Guaranteed Income Benefit Table in your 4LATER (Reg. TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial

i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income

Benefit (because it is larger than the contract value), the resulting

Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM)

Advantage regular income payment.



If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the

4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results,

a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the

minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income

Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.

TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE

(Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your

Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.



The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM)

Account Value:











         o i4LIFE (Reg. TM) Account Value before market decline     $135,000

         o i4LIFE (Reg. TM) Account Value after market decline      $100,000

         o Guaranteed Income Benefit                                $    810

         o Regular Income Payment after market decline              $    769

         o Account Value after market decline and Guaranteed        $ 99,190

         Income Benefit payment






If your Account Value reaches zero as a result of withdrawals to provide the

4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.



When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access

Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the

4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See

i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the

i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.



If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income

Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.





The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed

Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home office. If you prefer, when you start the

Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract.





Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.





Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE

(Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income

Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter

Access Period if a Guaranteed Income Benefit is not provided.)





If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM)

Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER

(Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access

Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.

TM) Advantage elections, you must also choose an assumed investment return of

4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.



The following is an example of what happens when you extend the Access Period:



     Assume:

     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

     Current i4LIFE (Reg. TM) Advantage regular income payment = $6375

     Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5692



     Extend Access Period 5 years:

     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355

     Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =

 $5355 - $6375 = 84%

     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5692 x 84% = $4781





General Provisions of 4LATER (Reg. TM) Advantage



Termination. After the later of the third anniversary of the 4LATER (Reg. TM)

Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:

 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;

 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or

 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.



After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:

 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or

 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.



A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed

Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.



If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime

IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available,

after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.



Availability. The availability of 4LATER (Reg. TM) will depend upon your state's approval of the 4LATER (Reg. TM) Rider. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg.

TM) Advantage or Lincoln Lifetime IncomeSM Advantage.



Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln

Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their

Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM)

Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln

SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts

- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM

Advantage.





Annuity Payouts



When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday.

However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM)

Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed

Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM

Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.





The contract provides optional forms of payouts of annuities (annuity options),

each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than

$50, we have the right to reduce their frequency until the payouts are at least

$50 each. Following are explanations of the annuity options available.





Annuity Options



The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount

Annuity Payout option or the Guaranteed Amount Annuity Payout option.



Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries.

However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.



Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years,

and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.



Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.



Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant.

The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.



Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.



Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.



Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts)

equal to the excess, if any, of:

 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus

 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.



The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.



Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should

(a) the total dollar amount applied to purchase this option be greater than (b)

the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.



Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

You may change or revoke in writing to our Home office, any such selection,

unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.



General Information



Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date.

You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.



Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts
which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;

 o written authorization for payment; and

 o all claim forms, fully completed.





Variable Annuity Payouts



Variable annuity payouts will be determined using:

 o The contract value on the annuity commencement date, less applicable premium taxes;

 o The annuity tables contained in the contract;

 o The annuity option selected; and

 o The investment performance of the fund(s) selected.



To determine the amount of payouts, we make this calculation:



1. Determine the dollar amount of the first periodic payout; then



2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and



3. Calculate the value of the annuity units each period thereafter.



Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by

us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate,

the payment will increase at a rate proportional to the amount of such excess.

Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.





Fixed Side of the Contract



Net purchase payments and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.



In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the

1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.



We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to August 15, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment and other charges (see

Interest Adjustment and Charges and Other Deductions.). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

Your contract may not offer a fixed account or if permitted by your contract,

we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. Older versions of the contract may not provide for

Guaranteed Periods or an interest Adjustment (below).



ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED

IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION.

CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST

RATE WILL BE DECLARED.





Guaranteed Periods



The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate net purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting net purchase payments into one or more guaranteed periods at any time. The minimum amount of any gross purchase payment that can be allocated to a fixed subaccount is $2,000. Each net purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period net purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.



We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period,

a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.





Interest Adjustment



Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing , regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual

Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:

 o during the free look period (See Return Privilege)

 o on the expiration date of a guaranteed period

 o as a result of the death of the contractowner or annuitant

 o subsequent to the diagnosis of a terminal illness of the contractowner.

   Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.

 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.

 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.

 o upon annuitization of the contract.



These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.



In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a net purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the net purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period.

If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the net purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the net purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.





The interest adjustment is calculated by multiplying the transaction amount by:







    (1+A)n     -1

------------

  (1+B+K )n




     where:



   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S.

   Treasury security is used.



   K = a 0.25% adjustment (unless otherwise limited by applicable state law).

   This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline,

   there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.



     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)



     Straight-Line interpolation is used for periods to maturity not quoted.



See the SAI for examples of the application of the interest adjustment.





Small Contract Surrenders



We may surrender your contract, in accordance with the laws of your state if:

 o your contract value drops below certain state specified minimum amounts

   ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;

 o no gross purchase payments have been received for two (2) full, consecutive contract years; and

 o the paid up annuity benefit at maturity would be less than $20.00 per month

(these requirements may differ in some states).



At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional gross purchase payments to bring your contract value above the minimum level to avoid surrender.





Delay of Payments



Contract proceeds from the VAA will be paid within seven days, except:

 o when the NYSE is closed (other than weekends and holidays);

 o times when market trading is restricted or the SEC declares an emergency,

   and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect contractowners.



Payment of contract proceeds from the fixed account may be delayed for up to six months.



Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits,

until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.





Reinvestment privilege



You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, without a new sales charge.



This election must be made by your written authorization to us on an approved

Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.





Amendment of Contract



We reserve the right to amend the contract to meet the requirements of the 1940

Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts



Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation ("LFA"), also an affiliate of ours.

The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the

Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.





Compensation Paid to LFA. The maximum commission the Principal Underwriter pays to LFA is 5.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect.

Upon annuitization, the maximum commission the Principal Underwriter pays to

LFA is 5.00% of annuitized value and/or ongoing annual compensation of up to

1.00% of annuity value or statutory reserves.



Lincoln Life also pays for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances;

compensation and bonuses for LFA's management team; advertising expenses; and

all other expenses of distributing the contracts. LFA pays its sales representatives a portion of the commissions received for their sales of contracts. LFA sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with

LFA. Non-cash compensation items may include conferences, seminars, trips,

entertainment, merchandise and other similar items. In addition, LFA sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFA sales representatives and/or their managers qualify for such benefits. LFA sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.



Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal

Underwriter pays to Selling Firms, other than LFA, is 5.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling

Firms is 5.00% of annuitized value and/or ongoing annual compensation of up to

1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.



LFD may pay certain Selling Firms or their affiliates additional amounts for,

among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3)

costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5)

inclusion in the financial products the Selling Firm offers.



Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling

Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.





These additional types of compensation are not offered to all Selling Firms.

The terms of any particular agreement governing compensation may vary among

Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2008 is contained in the SAI.





Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations,

associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to

American Funds Distributors (AFD) in consideration of the marketing assistance

AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds

Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above
are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.





Contractowner Questions



The obligations to purchasers under the contracts are those of Lincoln Life.

Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-800-942-5500.







Federal Tax Matters



Introduction

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences,

associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.





Nonqualified Annuities



This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax Deferral On Earnings



The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 o Your right to choose particular investments for a contract must be limited.

 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts Not Owned By An Individual



If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract.

Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust.



Some exceptions to the rule are:

 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of an employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;

 o Contracts acquired by an estate of a decedent;

 o Certain qualified contracts;

 o Contracts purchased by employers upon the termination of certain qualified plans; and

 o Certain contracts used in connection with structured settlement agreements.



Investments in the VAA Must Be Diversified



For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards,

you could be required to pay tax currently on the excess of the contract value over the contract gross purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



Restrictions



Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus
credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of Interest Deduction



After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age At Which Annuity Payouts Begin



Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax Treatment of Payments



We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of Withdrawals and Surrenders



You will pay tax on withdrawals to the extent your contract value exceeds your gross purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your gross purchase payments. In certain circumstances, your gross purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage, and if your Guaranteed

Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.



Taxation of Annuity Payouts





The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the gross purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access

Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.





Taxation of Death Benefits



We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.



Death prior to the annuity commencement date:

 o If the beneficiary receives death benefits under an annuity payout option,

   they are taxed in the same manner as annuity payouts.

 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.



Death after the annuity commencement date:

 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of gross purchase payments not previously received.



Penalty Taxes Payable on Withdrawals, Surrenders or Annuity Payouts



The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

 o you receive on or after you reach 591/2,

 o you receive because you became disabled (as defined in the tax law),

 o you receive from an immediate annuity,

 o a beneficiary receives on or after your death, or

 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



Special Rules If You Own More Than One Annuity Contract



In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments



Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.



Gifting A Contract



If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your gross purchase payments not previously received. The new owner's gross purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits



Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other rider charges, if any, as a contract withdrawal.





Qualified Retirement Plans



We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called

"qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of Qualified Contracts and Terms of Contracts



Qualified plans include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")

 o Roth IRAs

 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)

 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)

 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.





Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also,

we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax
requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.





Tax Treatment of Qualified Contracts



The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:

 o Federal tax rules limit the amount of purchase payments that can be made,

   and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



 o Minimum annual distributions are required under most qualified plans once you reach a certain age. Typically age 701/2, as described below.



 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example,

   Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax Treatment of Payments



The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include gross purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions



Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new regulations concerning required minimum distributions.

The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecurity (Reg. TM) Advantage, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.





Congress enacted The Worker, Retiree, and Employer Recovery Act of 2008 (the

Act) in December, 2008. The Act includes a number of relief provisions,

including the suspension of the RMD requirement for IRAs and certain qualified plans in 2009. You should consult your tax advisor to determine whether the RMD relief applies to your annuity contract. If your RMD is currently paid automatically each year, Lincoln will not make any changes to your payments for

2009 unless you specifically request that a change be made.





Federal Penalty Taxes Payable On Distributions



The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an

IRA, exceptions provide that the penalty tax does not apply to a withdrawal,

surrender, or annuity payout:

 o received on or after the annuitant reaches 591/2,

 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or

 o received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



Transfers and Direct Rollovers



As a result of Economic Growth and Tax Relief Reconciliation Act of 2001

(EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to
rollover or transfer amounts between qualified plans and traditional IRAs.

These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Plan Act permits direct conversions from certain qualified,

403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007).

There are special rules that apply to rollovers, direct rollovers and transfers

(including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences,

including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not

required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death Benefit and IRAs



Pursuant to IRS regulations, IRAs may not invest in life insurance contracts.

We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth

IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.





Federal Income Tax Withholding



We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal,

surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The

Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts.

The IRS requires that tax be withheld, even if you have requested otherwise.

Such tax withholding requirements are generally applicable to 401(a), 403(a) or

(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.





Our Tax Status



Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any

Federal income tax liability on the income and gains earned by the VAA.

However, the Company does not expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If

Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.





Changes in the Law



The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the

IRS, and the courts may modify these authorities, sometimes retroactively.







Additional Information



Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.



The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.





Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.



Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material,

reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.





Return Privilege



Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 S. Clinton Street, Fort Wayne, IN 46801-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.





For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the gross purchase payment(s) or contract value as of the valuation date we receive, the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of gross purchase payments or contract value as of the valuation date.







State Regulation



As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana

Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.





Restrictions Under the Texas Optional Retirement Program



Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

 o Termination of employment in all institutions of higher education as defined in Texas law;

 o Retirement; or

 o Death.



Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.





Records and Reports





As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon

Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.







Other Information



A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.





You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet,

if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the

Internet Service Center, or contacting us. To learn more about this service,

please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.

Special Arrangements



At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.





Legal Proceedings





In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts,

it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, or the financial position of the VAA, or the principal underwriter.

                     (This page intentionally left blank)

Contents of the Statement of Additional Information (SAI)

for Lincoln National Variable Annuity Account H









Item


Special Terms

Services

Principal Underwriter

Purchase of Securities Being Offered

Interest Adjustment Example

Annuity Payouts

Examples of Regular Income Payment

Calculations

Determination of Accumulation and Annuity Unit

Value

Capital Markets

Advertising & Ratings

Additional Services

Other Information

Financial Statements






For a free copy of the SAI complete the form below.























                Statement of Additional Information Request Card



           American Legacy (Reg. TM) Shareholder's Advantage A Class

                  Lincoln National Variable Annuity Account H























   .



Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account H (American Legacy (Reg. TM)

Shareholder's Advantage A Class).







                                 (Please Print)





Name: -------------------------------------------------------------------------













Address: ----------------------------------------------------------------------





























City ---------------------------------------------------  State ---------

Zip ---------





Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne,

Indiana 46801.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information



Accumulation Unit Values

The following information relates to accumulation unit values and accumulation units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.









                       with EEB                          with EGMDB                          with GOP

          ---------------------------------- ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit                  Accumulation unit

                 value                              value                              value

          --------------------   Number of   --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------

                     (Accumulation unit value in dollars and Number of accumulation units in thousands)


Asset Allocation Subaccount

1999  .                                          1.000     1.069         442        1.000     1.069         486

2000  .                                          1.069     1.108       6,685        1.069     1.110       2,233

2001  .       1.000     1.021         177        1.108     1.106      23,993        1.110     1.109       5,017

2002  .       1.021     0.886       2,592        1.106     0.962      56,670        1.109     0.966       9,324

2003  .       0.886     1.069       6,944        0.962     1.163     100,413        0.966     1.169      19,628

2004  .       1.069     1.148      13,176        1.163     1.251     171,643        1.169     1.259      71,930

2005  .       1.148     1.241      16,343        1.251     1.355     217,278        1.259     1.365     123,834

2006  .       1.241     1.410      15,896        1.355     1.543     208,758        1.365     1.556     120,222

2007  .       1.410     1.489      14,836        1.543     1.632     201,583        1.556     1.648     112,872

2008  .       1.489     1.040      13,099        1.632     1.142     177,379        1.648     1.155      99,693

---------     -----     -----      ------        -----     -----     -------        -----     -----     -------

Blue Chip Income and Growth Subaccount*

2001  .       1.000     1.016         119        1.000     0.943       7,804        1.000     0.943         584

2002  .       1.016     0.774       2,072        0.943     0.720      34,067        0.943     0.721       3,342

2003  .       0.774     1.003       5,549        0.720     0.935      73,352        0.721     0.937      15,808

2004  .       1.003     1.090      12,047        0.935     1.018     141,720        0.937     1.023      61,247

2005  .       1.090     1.159      15,235        1.018     1.084     181,246        1.023     1.090     103,963

2006  .       1.159     1.348      14,353        1.084     1.264     174,093        1.090     1.272      99,733

2007  .       1.348     1.363      13,329        1.264     1.280     163,723        1.272     1.290      88,653

2008  .       1.363     0.857      11,554        1.280     0.807     146,378        1.290     0.814      78,181

---------     -----     -----      ------        -----     -----     -------        -----     -----     -------

Bond Subaccount

1999  .                                          1.000     1.020          55        1.000     1.020         376

2000  .                                          1.020     1.064       1,875        1.020     1.065         284

2001  .       1.000     1.002          36        1.064     1.142       8,925        1.065     1.145       1,496

2002  .       1.002     1.033         485        1.142     1.180      19,963        1.145     1.184       2,837

2003  .       1.033     1.155       1,629        1.180     1.321      30,267        1.184     1.328       6,073

2004  .       1.155     1.209       3,909        1.321     1.387      50,024        1.328     1.395      20,798

2005  .       1.209     1.217       4,696        1.387     1.399      64,178        1.395     1.409      35,748

2006  .       1.217     1.290       4,543        1.399     1.486      64,391        1.409     1.498      37,570

2007  .       1.290     1.321       4,428        1.486     1.524      71,603        1.498     1.539      37,498

2008  .       1.321     1.187       4,247        1.524     1.372      66,043        1.539     1.387      34,664

---------     -----     -----      ------        -----     -----     -------        -----     -----     -------

Cash Management Subaccount

1999  .                                          1.000     1.009         120        1.000     1.009           9

2000  .                                          1.009     1.060       2,401        1.009     1.061         319

2001  .       1.000     1.003          19        1.060     1.088       6,548        1.061     1.091         786

2002  .       1.003     1.004          77        1.088     1.091       8,960        1.091     1.095       1,102

2003  .       1.004     0.999         116        1.091     1.088       6,666        1.095     1.094       1,009

2004  .       0.999     0.997         589        1.088     1.088       7,539        1.094     1.095       2,509

2005  .       0.997     1.014         298        1.088     1.109       7,637        1.095     1.118       6,585

2006  .       1.014     1.051         557        1.109     1.152       9,097        1.118     1.162       4,837

2007  .       1.051     1.091         728        1.152     1.198      17,873        1.162     1.209       7,183

2008  .       1.091     1.101       2,353        1.198     1.212      39,490        1.209     1.225      17,240

---------     -----     -----      ------        -----     -----     -------        -----     -----     -------

Global Bond Subaccount

2006  .      10.127    10.108           1       10.010    10.110          39       10.010    10.112           7

2007  .      10.108    10.940          27       10.110    10.964         408       10.112    10.979         190

2008  .      10.940    11.217          73       10.964    11.264       1,000       10.979    11.293         472

---------    ------    ------      ------       ------    ------     -------       ------    ------     -------




                       with EEB                          with EGMDB                          with GOP

          ---------------------------------- ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit                  Accumulation unit

                 value                              value                              value

          --------------------   Number of   --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------

                     (Accumulation unit value in dollars and Number of accumulation units in thousands)


Global Discovery Subaccount*

2001  .       1.000     1.133          35        1.000     0.930         678        1.000     0.930          58

2002  .       1.133     0.880         153        0.930     0.723       1,542        0.930     0.724         162

2003  .       0.880     1.195         329        0.723     0.984       3,088        0.724     0.987         453

2004  .       1.195     1.308         639        0.984     1.079       5,859        0.987     1.083       2,074

2005  .       1.308     1.436         657        1.079     1.187       7,112        1.083     1.193       3,449

2006  .       1.436     1.670         653        1.187     1.384       6,807        1.193     1.393       3,731

2007  .       1.670     1.940         611        1.384     1.610       6,688        1.393     1.623       3,443

2008  .       1.940     1.055         541        1.610     0.878       5,868        1.623     0.886       3,358

---------     -----     -----         ---        -----     -----       -----        -----     -----       -----

Global Growth and Income Subaccount

2006  .      10.059    11.438          80       10.165    11.452       1,163       10.165    11.460         920

2007  .      11.438    12.769         145       11.452    12.810       2,295       11.460    12.835       1,413

2008  .      12.769     7.443         179       12.810     7.482       2,634       12.835     7.506       1,680

---------    ------    ------         ---       ------    ------       -----       ------    ------       -----

Global Growth Subaccount

1999  .                                          1.000     1.400         647        1.000     1.400         198

2000  .                                          1.400     1.128       8,480        1.400     1.129       2,038

2001  .       1.000     1.078          54        1.128     0.960      18,638        1.129     0.963       4,266

2002  .       1.078     0.912         803        0.960     0.814      26,741        0.963     0.817       4,581

2003  .       0.912     1.222       1,561        0.814     1.093      35,724        0.817     1.099       5,214

2004  .       1.222     1.374       3,502        1.093     1.232      58,823        1.099     1.239      19,253

2005  .       1.374     1.553       4,419        1.232     1.395      73,047        1.239     1.405      34,169

2006  .       1.553     1.853       4,162        1.395     1.668      71,974        1.405     1.682      34,066

2007  .       1.853     2.109       4,035        1.668     1.902      66,603        1.682     1.920      30,707

2008  .       2.109     1.287       3,547        1.902     1.163      58,704        1.920     1.176      27,949

---------    ------    ------       -----       ------    ------      ------       ------    ------      ------

Global SmallCap Subaccount

1999  .                                          1.000     1.304         308        1.000     1.304         360

2000  .                                          1.304     1.081       5,824        1.304     1.083       1,247

2001  .       1.000     1.213          15        1.081     0.935       9,946        1.083     0.938       1,792

2002  .       1.213     0.973         217        0.935     0.752      11,207        0.938     0.755       2,079

2003  .       0.973     1.480         522        0.752     1.146      14,026        0.755     1.152       3,161

2004  .       1.480     1.773         952        1.146     1.375      20,638        1.152     1.384       7,404

2005  .       1.773     2.202       1,163        1.375     1.711      23,759        1.384     1.724      11,349

2006  .       2.202     2.706       1,210        1.711     2.108      23,135        1.724     2.126      11,082

2007  .       2.706     3.256       1,266        2.108     2.541      20,438        2.126     2.566      10,001

2008  .       3.256     1.499       1,035        2.541     1.172      16,959        2.566     1.186       8,666

---------    ------    ------       -----       ------    ------      ------       ------    ------      ------

Growth Subaccount

1999  .                                          1.000     1.312       1,624        1.000     1.313       1,188

2000  .                                          1.312     1.361      25,138        1.313     1.363       4,880

2001  .       1.000     1.084         210        1.361     1.106      60,046        1.363     1.109       9,697

2002  .       1.084     0.812       2,466        1.106     0.830      91,718        1.109     0.833      12,308

2003  .       0.812     1.100       6,587        0.830     1.127     128,039        0.833     1.133      20,774

2004  .       1.100     1.226      13,515        1.127     1.259     195,939        1.133     1.267      66,006

2005  .       1.226     1.412      15,647        1.259     1.452     222,367        1.267     1.463     103,868

2006  .       1.412     1.542      14,789        1.452     1.589     207,552        1.463     1.603      98,226

2007  .       1.542     1.716      13,702        1.589     1.772     190,771        1.603     1.790      88,076

2008  .       1.716     0.953      12,274        1.772     0.986     168,094        1.790     0.997      77,879

---------    ------    ------      ------       ------    ------     -------       ------    ------     -------

Growth-Income Subaccount

1999  .                                          1.000     1.092       1,919        1.000     1.092         732

2000  .                                          1.092     1.171      29,734        1.092     1.172       4,530

2001  .       1.000     1.056         478        1.171     1.192      83,511        1.172     1.195      13,024

2002  .       1.056     0.854       3,895        1.192     0.966     134,658        1.195     0.970      18,887

2003  .       0.854     1.121      11,251        0.966     1.271     193,933        0.970     1.277      31,953

2004  .       1.121     1.226      22,269        1.271     1.392     288,736        1.277     1.401      99,056

2005  .       1.226     1.285      26,621        1.392     1.463     334,460        1.401     1.474     157,040

2006  .       1.285     1.467      24,932        1.463     1.673     314,590        1.474     1.688     150,896

2007  .       1.467     1.527      23,203        1.673     1.745     293,135        1.688     1.762     133,820

2008  .       1.527     0.940      20,376        1.745     1.077     258,790        1.762     1.089     115,460

---------    ------    ------      ------       ------    ------     -------       ------    ------     -------




                       with EEB                          with EGMDB                          with GOP

          ---------------------------------- ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit                  Accumulation unit

                 value                              value                              value

          --------------------   Number of   --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------

                     (Accumulation unit value in dollars and Number of accumulation units in thousands)


High Income Bond Subaccount

1999  .                                          1.000     1.046         234      1.000       1.047         441

2000  .                                          1.046     1.005       2,432      1.047       1.006         809

2001  .   1.000        1.020          22         1.005     1.075       7,766      1.006       1.077       1,261

2002  .   1.020        0.992         329         1.075     1.047      11,879      1.077       1.051       2,182

2003  .   0.992        1.273       1,649         1.047     1.347      21,530      1.051       1.354       4,435

2004  .   1.273        1.382       1,935         1.347     1.465      29,790      1.354       1.475      11,989

2005  .   1.382        1.400       2,323         1.465     1.487      33,674      1.475       1.498      18,314

2006  .   1.400        1.534       2,184         1.487     1.633      31,995      1.498       1.647      18,540

2007  .   1.534        1.540       2,149         1.633     1.642      28,967      1.647       1.659      16,765

2008  .   1.540        1.162       1,950         1.642     1.242      26,825      1.659       1.256      14,246

--------- -----        -----       -----         -----     -----      ------      -----       -----      ------

International Subaccount

1999  .                                          1.000     1.407         474      1.000       1.408         593

2000  .                                          1.407     1.089       9,347      1.408       1.091       3,198

2001  .   1.000        1.025          17         1.089     0.866      20,762      1.091       0.869       4,954

2002  .   1.025        0.864         294         0.866     0.732      26,699      0.869       0.735       5,462

2003  .   0.864        1.155         881         0.732     0.981      32,748      0.735       0.986       6,976

2004  .   1.155        1.366       2,460         0.981     1.162      47,745      0.986       1.169      17,399

2005  .   1.366        1.644       3,374         1.162     1.401      59,887      1.169       1.412      34,595

2006  .   1.644        1.938       3,574         1.401     1.655      60,326      1.412       1.670      34,918

2007  .   1.938        2.305       3,306         1.655     1.972      55,962      1.670       1.992      31,372

2008  .   2.305        1.322       3,027         1.972     1.133      48,396      1.992       1.146      27,132

--------- -----        -----       -----         -----     -----      ------      -----       -----      ------

International Growth & Income Subaccount

2008  .   N/A           N/A         N/A         10.017    10.918          13      9.540      10.919          14

--------- -----        -----       -----        ------    ------      ------      -----      ------      ------

New World Subaccount

1999  .                                          1.000     1.238         256      1.000       1.238          59

2000  .                                          1.238     1.073       4,005      1.238       1.075         961

2001  .   1.000        1.123           1         1.073     1.021       5,516      1.075       1.023       1,419

2002  .   1.123        1.049         157         1.021     0.956       7,240      1.023       0.960       1,515

2003  .   1.049        1.447         312         0.956     1.321       8,656      0.960       1.328       1,688

2004  .   1.447        1.703         616         1.321     1.558      11,838      1.328       1.568       4,669

2005  .   1.703        2.038         933         1.558     1.868      15,761      1.568       1.881       9,515

2006  .   2.038        2.677         992         1.868     2.458      16,497      1.881       2.480      10,454

2007  .   2.677        3.507       1,028         2.458     3.227      15,963      2.480       3.259      10,296

2008  .   3.507        2.003         963         3.227     1.846      13,851      3.259       1.867       9,083

--------- -----        -----       -----        ------    ------      ------      -----      ------      ------

U.S. Government/AAA-Rated Subaccount

1999  .                                          1.000     1.003           2      1.000       1.003           2

2000  .                                          1.003     1.110         941      1.003       1.111         169

2001  .   1.000        1.002          24         1.110     1.179       3,884      1.111       1.182       1,670

2002  .   1.002        1.083         311         1.179     1.278      12,057      1.182       1.283       2,557

2003  .   1.083        1.098         932         1.278     1.298      15,816      1.283       1.304       3,615

2004  .   1.098        1.124       1,146         1.298     1.331      14,751      1.304       1.339       6,559

2005  .   1.124        1.140       1,083         1.331     1.353      16,308      1.339       1.363       9,265

2006  .   1.140        1.172       1,029         1.353     1.394      14,582      1.363       1.406       9,778

2007  .   1.172        1.237       1,199         1.394     1.474      15,092      1.406       1.488       9,933

2008  .   1.237        1.319       1,718         1.474     1.575      23,226      1.488       1.592      12,305

--------- -----        -----       -----        ------    ------      ------      -----      ------      ------






*  The Global Discovery and Blue Chip Income and Growth subaccounts began operations on July 5, 2001, so the figures for 2001 represent experience of less than one year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix B - Condensed Financial Information



Accumulation Unit Values

The following information relates to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.









                       with EEB                          with EGMDB

          ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit

                 value                              value

          --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- -------------

          (Accumulation unit value in dollars and Number of accumulation units

                                      in thousands)


Asset Allocation Subaccount

2005  .      10.018    10.727       109         10.013    10.740       2,501

2006  .      10.727    12.166       324         10.740    12.204       7,326

2007  .      12.166    12.821       424         12.204    12.887      11,928

2008  .      12.821     8.938       604         12.887     9.003      13,708

---------    ------    ------       ---         ------    ------      ------

Blue Chip Income and Growth Subaccount

2005  .      10.068    10.720       109         10.000    10.732       1,792

2006  .      10.720    12.449       342         10.732    12.488       5,530

2007  .      12.449    12.562       452         12.488    12.627       8,643

2008  .      12.562     7.889       503         12.627     7.946       9,961

---------    ------    ------       ---         ------    ------      ------

Bond Subaccount

2005  .      10.042    10.026        37         10.000    10.037         983

2006  .      10.026    10.609       124         10.037    10.642       2,976

2007  .      10.609    10.842       197         10.642    10.898       5,334

2008  .      10.842     9.721       285         10.898     9.790       6,852

---------    ------    ------       ---         ------    ------      ------

Cash Management Subaccount

2005  .      10.083    10.113         1         10.017    10.124          16

2006  .      10.113    10.461         2         10.124    10.494         290

2007  .      10.461    10.836        11         10.494    10.891         889

2008  .      10.836    10.920        67         10.891    10.999       2,329

---------    ------    ------       ---         ------    ------      ------

Global Bond Subaccount

2006  .       N/A        N/A        N/A         10.137    10.108           7

2007  .      10.105    10.918        14         10.108    10.942         491

2008  .      10.918    11.174        76         10.942    11.222       1,653

---------    ------    ------       ---         ------    ------      ------

Global Discovery Subaccount

2005  .      10.308    11.230         4         10.000    11.243          50

2006  .      11.230    13.041        33         11.243    13.082         251

2007  .      13.041    15.120        38         13.082    15.197         431

2008  .      15.120     8.212        47         15.197     8.270         537

---------    ------    ------       ---         ------    ------      ------

Global Growth and Income Subaccount

2006  .       9.828    11.425        64         10.164    11.439       1,484

2007  .      11.425    12.732       190         11.439    12.773       5,318

2008  .      12.732     7.408       341         12.773     7.447       7,316

---------    ------    ------       ---         ------    ------      ------

Global Growth Subaccount

2005  .      10.011    11.442        46          9.988    11.456         748

2006  .      11.442    13.629       156         11.456    13.672       2,343

2007  .      13.629    15.482       193         13.672    15.561       3,574

2008  .      15.482     9.434       186         15.561     9.502       3,871

---------    ------    ------       ---         ------    ------      ------

Global SmallCap Subaccount

2005  .      10.027    12.046        14          9.994    12.060         278

2006  .      12.046    14.780        53         12.060    14.827         949

2007  .      14.780    17.751        92         14.827    17.843       1,633

2008  .      17.751     8.160       111         17.843     8.219       2,001

---------    ------    ------       ---         ------    ------      ------

Growth Subaccount

2005  .      10.014    11.258       162         10.000    11.271       2,022

2006  .      11.258    12.272       502         11.271    12.311       6,861

2007  .      12.272    13.637       636         12.311    13.707      10,735

2008  .      13.637     7.557       675         13.707     7.611      12,897

---------    ------    ------       ---         ------    ------      ------








                       with GOP                        Acct Value DB

          ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit

                 value                              value

          --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- -------------

          (Accumulation unit value in dollars and Number of accumulation units

                                      in thousands)


Asset Allocation Subaccount

2005  .      10.013    10.749       3,707       10.082    10.755        318

2006  .      10.749    12.233      11,761       10.755    12.252      1,096

2007  .      12.233    12.937      19,148       12.252    12.970      1,971

2008  .      12.937     9.051      22,830       12.970     9.083      2,785

---------    ------    ------      ------       ------    ------      -----

Blue Chip Income and Growth Subaccount

2005  .      10.010    10.741       2,454       10.010    10.747        167

2006  .      10.741    12.518       8,461       10.747    12.537        851

2007  .      12.518    12.676      13,670       12.537    12.708      1,699

2008  .      12.676     7.988      16,955       12.708     8.017      2,486

---------    ------    ------      ------       ------    ------      -----

Bond Subaccount

2005  .      10.017    10.045       1,272        9.982    10.051        157

2006  .      10.045    10.667       4,968       10.051    10.684        557

2007  .      10.667    10.940       9,283       10.684    10.968      1,247

2008  .      10.940     9.843      12,908       10.968     9.878      2,004

---------    ------    ------      ------       ------    ------      -----

Cash Management Subaccount

2005  .      10.010    10.133         153       10.044    10.138         10

2006  .      10.133    10.518         949       10.138    10.535         41

2007  .      10.518    10.933       1,494       10.535    10.962        285

2008  .      10.933    11.058       4,558       10.962    11.097        325

---------    ------    ------      ------       ------    ------      -----

Global Bond Subaccount

2006  .      10.128    10.110          36       10.213    10.111          6

2007  .      10.110    10.960         975       10.111    10.972        145

2008  .      10.960    11.257       2,771       10.972    11.281        388

---------    ------    ------      ------       ------    ------      -----

Global Discovery Subaccount

2005  .       9.980    11.253          70       10.167    11.259          6

2006  .      11.253    13.113         384       11.259    13.134         46

2007  .      13.113    15.256         661       13.134    15.295        112

2008  .      15.256     8.315         834       15.295     8.345        208

---------    ------    ------      ------       ------    ------      -----

Global Growth and Income Subaccount

2006  .      10.165    11.449       2,452       10.060    11.456        288

2007  .      11.449    12.804       9,188       11.456    12.824      1,094

2008  .      12.804     7.476      13,335       12.824     7.496      1,920

---------    ------    ------      ------       ------    ------      -----

Global Growth Subaccount

2005  .      10.046    11.465         970        9.988    11.472         75

2006  .      11.465    13.704       3,552       11.472    13.726        336

2007  .      13.704    15.622       5,287       13.726    15.662        589

2008  .      15.622     9.553       6,227       15.662     9.587        883

---------    ------    ------      ------       ------    ------      -----

Global SmallCap Subaccount

2005  .       9.994    12.070         302       10.208    12.077         31

2006  .      12.070    14.862       1,401       12.077    14.885        177

2007  .      14.862    17.912       2,564       14.885    17.958        396

2008  .      17.912     8.263       3,438       17.958     8.292        645

---------    ------    ------      ------       ------    ------      -----

Growth Subaccount

2005  .       9.967    11.280       2,628        9.967    11.287        223

2006  .      11.280    12.340      10,196       11.287    12.359      1,224

2007  .      12.340    13.760      16,356       12.359    13.796      2,036

2008  .      13.760     7.652      21,406       13.796     7.680      3,259

---------    ------    ------      ------       ------    ------      -----




                       with EEB                          with EGMDB

          ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit

                 value                              value

          --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- -------------

          (Accumulation unit value in dollars and Number of accumulation units

                                      in thousands)


Growth-Income Subaccount

2005  .      10.021    10.595       222         10.000    10.607       3,206

2006  .      10.595    12.072       720         10.607    12.110      10,758

2007  .      12.072    12.542       941         12.110    12.607      16,616

2008  .      12.542     7.710       860         12.607     7.765      19,255

---------    ------    ------       ---         ------    ------      ------

High Income Bond Subaccount

2005  .       9.999    10.212        20          9.999    10.224         387

2006  .      10.212    11.170        80         10.224    11.205       1,370

2007  .      11.170    11.195       120         11.205    11.253       2,458

2008  .      11.195     8.433       114         11.253     8.494       2,757

---------    ------    ------       ---         ------    ------      ------

International Subaccount

2005  .      10.005    12.059        41         10.005    12.073         570

2006  .      12.059    14.191       148         12.073    14.235       2,351

2007  .      14.191    16.846       229         14.235    16.933       3,817

2008  .      16.846     9.643       235         16.933     9.712       4,476

---------    ------    ------       ---         ------    ------      ------

International Growth & Income Subaccount

2008  .       N/A        N/A        N/A         10.168    10.915          32

---------    ------    ------       ---         ------    ------      ------

New World Subaccount

2005  .      10.186    11.687        28          9.985    11.700         328

2006  .      11.687    15.327        88         11.700    15.375       1,117

2007  .      15.327    20.042       106         15.375    20.145       1,804

2008  .      20.042    11.423       124         20.145    11.505       2,040

---------    ------    ------       ---         ------    ------      ------

U.S. Government/AAA-Rated Subaccount

2005  .       9.927     9.953        12         10.016     9.965         142

2006  .       9.953    10.213        26          9.965    10.246         421

2007  .      10.213    10.757        49         10.246    10.812       1,034

2008  .      10.757    11.451        95         10.812    11.533       2,316

---------    ------    ------       ---         ------    ------      ------








                       with GOP                        Acct Value DB

          ---------------------------------- ----------------------------------

           Accumulation unit                  Accumulation unit

                 value                              value

          --------------------   Number of   --------------------   Number of

           Beginning   End of   accumulation  Beginning   End of   accumulation

           of period   period      units      of period   period      units

          ----------- -------- ------------- ----------- -------- -------------

          (Accumulation unit value in dollars and Number of accumulation units

                                      in thousands)


Growth-Income Subaccount

2005  .      10.011    10.616       4,925        9.997    10.622        408

2006  .      10.616    12.139      17,250       10.622    12.158      1,497

2007  .      12.139    12.656      26,975       12.158    12.688      2,857

2008  .      12.656     7.807      31,777       12.688     7.835      4,291

---------    ------    ------      ------       ------    ------      -----

High Income Bond Subaccount

2005  .       9.984    10.233         537       10.029    10.238         68

2006  .      10.233    11.231       2,395       10.238    11.249        275

2007  .      11.231    11.296       4,362       11.249    11.325        595

2008  .      11.296     8.539       5,480       11.325     8.570        752

---------    ------    ------      ------       ------    ------      -----

International Subaccount

2005  .      10.025    12.083         884       10.226    12.090         63

2006  .      12.083    14.269       4,000       12.090    14.291        365

2007  .      14.269    16.998       6,780       14.291    17.042        742

2008  .      16.998     9.764       8,265       17.042     9.799      1,089

---------    ------    ------      ------       ------    ------      -----

Internati

Growth &

Income

Subaccoun

2008  .      10.168    10.917          10        N/A        N/A        N/A

---------    ------    ------      ------       ------    ------      -----

New World Subaccount

2005  .       9.986    11.710         483       10.187    11.717         28

2006  .      11.710    15.411       1,734       11.717    15.435        118

2007  .      15.411    20.223       2,649       15.435    20.275        267

2008  .      20.223    11.566       2,990       20.275    11.608        459

---------    ------    ------      ------       ------    ------      -----

U.S. Government/AAA-Rated Subaccount

2005  .       9.958     9.973         247        9.986     9.979         20

2006  .       9.973    10.270         918        9.979    10.286         87

2007  .      10.270    10.854       1,987       10.286    10.882        258

2008  .      10.854    11.595       4,808       10.882    11.636        650

---------    ------    ------      ------       ------    ------      -----


OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states. Prior versions of these riders may have different features.

------------------------------------------------------------------------------------------------------------------------
                            LINCOLN SMARTSECURITY(R)       LINCOLN SMARTSECURITY(R)        LINCOLN LIFETIME INCOME(SM)
                           ADVANTAGE 5-YR. ELECTIVE        ADVANTAGE 1-YR. AUTOMATIC      ADVANTAGE (WITH OR WITHOUT
                                    STEP-UP                         STEP-UP                LINCOLN LIFETIME INCOME(SM)
                                                           (PRIOR VERSIONS MAY VARY)            ADVANTAGE PLUS)
------------------------------------------------------------------------------------------------------------------------
1. Overview               Designed to guarantee that      Designed to guarantee that      Designed to guarantee that
                          at least the entire amount      if you make your first          if you make your first
                          of your purchase payments       withdrawal on or after the      withdrawal on or after the
                          will be returned to you         date you reach age 65, you      date you reach age 59 1/2 (age
                          through periodic                are guaranteed income for       65 under Joint Life), you
                          withdrawals, regardless of      your life (and your             are guaranteed income for
                          the investment performance      spouse's, under Joint Life      your life (and your
                          of the contract.  (no           version),                       spouse's, under Joint Life
                          longer available for            even after the entire           version).
                          purchase on or after            amount of purchase payments
                          January 16, 2009)               has been returned to you        LINCOLN LIFETIME INCOME(SM)
                                                          through periodic                Advantage Plus is designed
                                                          withdrawals.  If lifetime       to guarantee that contract
                                                          withdrawals are not in          value will not be less than
                                                          effect, you may make            the initial purchase
                                                          periodic withdrawals of the     payment (or contract value
                                                          Guaranteed Amount.              on rider date) at the end
                                                                                          of a 7-year period if you
                                                                                          make no withdrawals and
                                                                                          cancel the LINCOLN LIFETIME
                                                                                          INCOME(SM) Advantage at that
                                                                                          time.
------------------------------------------------------------------------------------------------------------------------
2. Current Fee            0.65% of Guaranteed Amount        0.65% (Single Life) or        0.90% of Guaranteed Amount
                                                             0.80% (Joint Life) of            (1.05% with LINCOLN
                                                               Guaranteed Amount          LIFETIME INCOME(SM) Advantage
                                                                                                     Plus)
-------------------------------------------------------------------------------------------------------------------------
3. Guaranteed             0.95% of Guaranteed Amount      1.50% of Guaranteed Amount      1.50% of Guaranteed Amount
   Maximum Fee
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                          I4LIFE(R) ADVANTAGE                4LATER(R) ADVANTAGE            1)  4LATER(R) ADVANTAGE
                                                                                            GUARANTEED INCOME BENEFIT
                                                                                            2)  I4LIFE(R) ADVANTAGE
                                                                                            GUARANTEED INCOME BENEFIT
                                                                                           (VERSION 3) (PRIOR VERSIONS
                                                                                                   MAY VARY)
                                                                                            3)  GUARANTEED INCOME
                                                                                            BENEFIT FOR PURCHASERS OF
                                                                                           LINCOLN LIFETIME INCOME(SM)
                                                                                                    ADVANTAGE
------------------------------------------------------------------------------------------------------------------------
1. Overview               Designed to provide an          Designed to guarantee today     Designed to use the Income
                          income program that             a future minimum payout         Base established under
                          combines variable lifetime      floor for i4LIFE(R) Advantage   4LATER(R) Advantage (if
                          income payments and a death     regular income payments,        4LATER(R) Advantage
                          benefit with the ability to     regardless of investment        Guaranteed Income Benefit
                          make withdrawals during a       performance, by providing       is elected) or the Account
                          defined period.                 an Income Base during the       Value* established under
                                                          accumulation period that        i4LIFE(R) Advantage (if
                                                          can be used to establish in     i4LIFE(R) Advantage
                                                          the future a Guaranteed         Guaranteed Income Benefit
                                                          Income Benefit with i4LIFE(R)   is elected) or the
                                                          Advantage.                      Guaranteed Amount under
                                                                                          LINCOLN LIFETIME INCOME(SM)
                                                                                          Advantage (for prior
                                                                                          purchasers of LINCOLN
                                                                                          LIFETIME INCOME(SM) ) to
                                                                                          provide a minimum payout
                                                                                          floor for i4LIFE(R) Advantage
                                                                                          regular income payments,
                                                                                          regardless of investment
                                                                                          performance.

                                                                                          * Can instead use the
                                                                                          remaining Guaranteed Amount
                                                                                          under LINCOLN
                                                                                          SMARTSECURITY(R) Advantage
------------------------------------------------------------------------------------------------------------------------

2. Current Fee            Varies based on product and        0.65% of Income Base         1) 0.65% added to the i4LIFE(R)
                             death benefit option                                         Advantage charge
                              (assessed as a % of                                         (4LATER(R) Advantage
                            account value, and only                                       Guaranteed Income Benefit)
                             during annuity payout                                        2) 0.50% added to the i4LIFE(R)
                                    phase)                                                Advantage charge (i4LIFE(R)
                                                                                          Advantage Guaranteed Income
                                                                                          Benefit) (assessed as a % of
                                                                                          account value, and only during
                                                                                          annuity payout phase
------------------------------------------------------------------------------------------------------------------------
3. Guaranteed                 Same as current fee            1.50% of Income Base          1.50% added to the i4LIFE(R)
   Maximum Fee                                                                                Advantage charge
                                                                                          (assessed as a % of account
                                                                                             value, and only during
                                                                                             annuity payout phase)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                            LINCOLN SMARTSECURITY(R)        LINCOLN SMARTSECURITY(R)       LINCOLN LIFETIME INCOME(SM)
                           ADVANTAGE 5-YR. ELECTIVE         ADVANTAGE 1-YR. AUTOMATIC    ADVANTAGE (WITH OR WITHOUT
                                    STEP-UP                          STEP-UP              LINCOLN LIFETIME INCOME(SM)
                                                            (PRIOR VERSIONS MAY VARY)          ADVANTAGE PLUS)
------------------------------------------------------------------------------------------------------------------------
4. Withdrawals                 Yes - 7% annually                Yes - 5% annually               Yes - 5% annually
   Permitted                                                                             Withdrawals negate LINCOLN
                                                                                      LIFETIME INCOME(SM) Advantage
                                                                                                    Plus
------------------------------------------------------------------------------------------------------------------------
5. Payments                           No                   Yes (if conditions are met)   Yes (if conditions are met)
   for Life
------------------------------------------------------------------------------------------------------------------------
6. Potential                    Purchase Payments              Purchase Payments               Purchase Payments
   Increases to              Optional 5-Year Step-Ups      Automatic Annual Step-Ups            5% Enhancements
   Guaranteed Amount,         (if conditions are met)       (if conditions are met)          Automatic Annual Step-Ups
   Income Base, or                                                                                 200% Step-Up
   Guaranteed Income                                                                          (if conditions are met)
   Benefit (as
   applicable)
------------------------------------------------------------------------------------------------------------------------
7. Investment                 Option 3 (different              Option 3 (different              Option 3 (different
   Requirements            Investment Requirements may     Investment Requirements may       Investment Requirements may
                            apply depending upon date       apply depending upon date        apply depending upon date
                                of purchase.  See               of purchase.  See                of purchase.  See
                            Investment Requirements         Investment Requirements           Investment Requirements
                            section of prospectus for      section of prospectus for        section of prospectus for
                                 more details)                   more details)                     more details)
------------------------------------------------------------------------------------------------------------------------
8. Ability to                        Yes                    Yes, after the first rider        Yes-may impact the charge
   Make Additional                                          anniversary, if cumulative
   Purchase                                                 payments are over $100,000
   Payments if Contract                                       and prior Home Office
   Value is greater than                                      approval is provided
   zero
------------------------------------------------------------------------------------------------------------------------
9. Spousal                          Yes                              Yes                               No
   Continuation
------------------------------------------------------------------------------------------------------------------------
10. Ability to                Yes, after 5 years               Yes, after 5 years                 Yes, after 7 Years
    Cancel Rider             following the later of           following the later of
                            rider effective date or          rider effective date or
                            contractowner-elected step-     contractowner-elected step-
                                      up                              up
------------------------------------------------------------------------------------------------------------------------

11. Nursing                           No                              No                               Yes
    Home Benefit
------------------------------------------------------------------------------------------------------------------------
12. May Elect                         No                              No                               No
    Other Living Benefit
    Riders
------------------------------------------------------------------------------------------------------------------------


                             I4LIFE(R) ADVANTAGE             4LATER(R) ADVANTAGE          1)  4LATER(R) ADVANTAGE
                                                                                         GUARANTEED INCOME BENEFIT
                                                                                          2)  I4LIFE(R) ADVANTAGE
                                                                                         GUARANTEED INCOME BENEFIT
                                                                                        (VERSION 3) (PRIOR VERSIONS
                                                                                                  MAY VARY)
                                                                                           3)  GUARANTEED INCOME
                                                                                          BENEFIT FOR PURCHASERS OF
                                                                                         LINCOLN LIFETIME INCOME(SM)
                                                                                                  ADVANTAGE
------------------------------------------------------------------------------------------------------------------------
4. Withdrawals            Yes, during Access Period       Yes, only after you elect                   No
   Permitted                                                i4LIFE(R) Advantage


------------------------------------------------------------------------------------------------------------------------
5. Payments               Yes (if conditions are met)     If elect i4LIFE(R)Advantage        Yes (if conditions are met)
   for Life
------------------------------------------------------------------------------------------------------------------------
6. Potential                         N/A                     Purchase Payments                Automatic Annual Step-Ups
   Increases to                                           15% Enhancements (every 3           Prior versions will have
   Guaranteed Amount,                                             years)                          different Step-Up
   Income Base, or                                                                                  provisions
   Guaranteed Income                                     Resets to contract value
   Benefit (as
   applicable)                                            (if conditions are met)              (if conditions are met)
------------------------------------------------------------------------------------------------------------------------
7. Investment                       None                    Option 3 (different                    Option 3 (different
   Requirements                                         Investment Requirements may          Investment Requirements may
                                                         apply depending upon date            apply depending upon date
                                                             of purchase.  See                     of purchase.  See
                                                          Investment Requirements               Investment Requirements
                                                         section of prospectus for             section of prospectus for
                                                               more details)                        more details)
------------------------------------------------------------------------------------------------------------------------
8. Ability to               No (non-qualified                      Yes                                    No
   Make Additional                 contracts)
   Purchase
   Payments if              Yes, during Access Period,
   Contract Value           unless 4LATER(R) Advantage
   is greater than          Guaranteed Income Benefit
   zero                       or i4LIFE(R) Advantage
                            Guaranteed Income Benefit
                                 has been elected
                              (qualified contracts)
------------------------------------------------------------------------------------------------------------------------
9. Spousal                            No                   Yes (prior to Periodic                        No
   Continuation                                          Income Commencement Date)
------------------------------------------------------------------------------------------------------------------------
10. Ability to               No (non-qualified            Yes, after 3 years                     Yes, after 3 years
    Cancel Rider                contracts)              following the later of                 following the later of
                                                        rider effective date or               rider effective date or
                             Yes, at any time              most recent Reset                    most recent Reset (if
                           (qualified contracts)                                                 4LATER(R) Advantage
                                                                                             Guaranteed Income Benefit
                                                                                            is elected or purchasers of
                                                                                             LINCOLN LIFETIME INCOME(SM)
                                                                                                Advantage elect the
                                                                                             Guaranteed Income Benefit)
                                                                                                Yes, at any time (if
                                                                                                 i4LIFE(R) Advantage
                                                                                             Guaranteed Income Benefit
                                                                                                     is elected)
------------------------------------------------------------------------------------------------------------------------
11. Nursing                           No                           No                                    No
    Home Benefit
------------------------------------------------------------------------------------------------------------------------
12. May Elect               Limited to Guaranteed         No (prior to Periodic                  Limited to i4LIFE(R)
    Other Living Benefit       Income Benefit           Income Commencement Date)                    Advantage
    Riders
------------------------------------------------------------------------------------------------------------------------


American Legacy (Reg. TM) Shareholder's Advantage A Class



Lincoln National Variable Annuity Account H    (Registrant)



The Lincoln National Life Insurance Company    (Depositor)







Statement of Additional Information (SAI)



This SAI should be read in conjunction with the American Legacy (Reg. TM)

Shareholder's Advantage A Class prospectus of Lincoln National Variable Annuity

Account H dated May 1, 2009. You may obtain a copy of the American Legacy (Reg.

TM) Shareholder's Advantage A Class prospectus on request and without charge.

Please write American Legacy Customer Service, The Lincoln National Life

Insurance Company, PO Box 7866, Fort Wayne, IN 46801-7866, or call

1-800-942-5500.









Table of Contents













Item                                             Page


Special Terms                                   B-2

Services                                        B-2

Principal Underwriter                           B-2

Purchase of Securities Being Offered            B-2

Interest Adjustment Example                     B-2

Annuity Payouts                                 B-4

Examples of Regular Income Payment

Calculations                                    B-5








Item                                             Page


Determination of Accumulation and Annuity Unit

Value                                           B-5

Capital Markets                                 B-5

Advertising & Ratings                           B-6

Additional Services                             B-6

Other Information                               B-7

Financial Statements                            B-7






This SAI is not a prospectus.



The date of this SAI is May 1, 2009.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.





Services



Independent Registered Public Accounting Firm



The financial statements of the VAA and the December 31, 2008 consolidated financial statements of Lincoln Life appearing in this SAI and Registration

Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000,

Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.







Keeper of Records





All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to

Lincoln Life. We have entered into an agreement with The Bank of New York

Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania,

15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.









Principal Underwriter



Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life,

serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The

Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The

Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln

Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as

Principal Underwriter paid, $328,212,814, $407,867,173 and $342,450,153 to LFA and Selling Firms in 2006, 2007 and 2008, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.









Purchase of Securities Being Offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section

Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.



Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The

Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.



The offering of the contracts is continuous.







Interest Adjustment Example

Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE



                             CASH SURRENDER VALUES









         Single Premium..................    $50,000

         Premium taxes...................    None

         Withdrawals.....................    None

         Guaranteed Period...............    5 years

         Guaranteed Interest Rate........    3.50%

         Annuity Date....................    Age 70

         Index Rate A....................    3.50%

         Index Rate B....................    4.00% End of contract year 1

                                             3.50% End of contract year 2

                                             3.00% End of contract year 3

                                             2.00% End of contract year 4

         Percentage adjustment to B......    0.50%












         Interest Adjustment Formula                  (1 + Index A)n

                                              ------------------------------

                                                                             -1

         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n






                          SURRENDER VALUE CALCULATION











                                               (3)

                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)

                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender

Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value

--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------


  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460

  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462

  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312

  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266

  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170






                           ANNUITY VALUE CALCULATION









                   BOY*                              Annual        EOY**

                   Annuity       Guaranteed          Account       Annuity

Contract Year      Value         Interest Rate       Fee           Value

------------------ ---------     ---------------     ---------     ----------


   1...............$50,000   x       1.035       -   $40       =   $51,710

   2...............$51,710   x       1.035       -   $40       =   $53,480

   3...............$53,480   x       1.035       -   $40       =   $55,312

   4...............$55,312   x       1.035       -   $40       =   $57,208

   5...............$57,208   x       1.035       -   $40       =   $59,170




                         SURRENDER CHARGE CALCULATION









                   Surrender

                   Charge                       Surrender

Contract Year      Factor         Deposit       Charge

------------------ ----------     ---------     ----------


   1...............     8.5%  x   $50,000   =   $4,250

   2...............     8.5%  x   $50,000   =   $4,250

   3...............     8.0%  x   $50,000   =   $4,000

   4...............     7.0%  x   $50,000   =   $3,500

   5...............     6.0%  x   $50,000   =   $3,000


                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION













Contract Year       Index A      Index B      Adj Index B      N        Result

----------------    ---------    ---------    -------------    -----    ---------


  1.............     3.50%        4.00%          4.50%          4       0.962268

  2.............     3.50%        3.50%          4.00%          3       0.985646

  3.............     3.50%        3.00%          3.50%          2       1.000000

  4.............     3.50%        2.00%          2.50%          1       1.009756

  5.............     3.50%         N/A            N/A          N/A         N/A






                           MINIMUM VALUE CALCULATION









                                  Minimum             Annual

                                  Guaranteed          Account       Minimum

Contract Year                     Interest Rate       Fee           Value

------------------                ---------------     ---------     ----------


   1...............$50,000    x       1.015       -   $40       =   $50,710

   2...............$50,710    x       1.015       -   $40       =   $51,431

   3...............$51,431    x       1.015       -   $40       =   $52,162

   4...............$52,162    x       1.015       -   $40       =   $52,905

   5...............$52,905    x       1.015       -   $40       =   $53,658




                               * BOY = beginning of year



                                          ** EOY = end of year







Annuity Payouts



Variable Annuity Payouts

Variable annuity payouts will be determined on the basis of:

 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;

 o the annuity tables contained in the contract;

 o the type of annuity option selected; and

 o the investment results of the fund(s) selected.



In order to determine the amount of variable annuity payouts, we make the following calculation:

 o first, we determine the dollar amount of the first payout;

 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and

 o third, we calculate the value of the annuity units each period thereafter.



These steps are explained below.



The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity

Mortality Tables, modified, with an assumed investment return at the rate of

3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.



Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased,

annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.



We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.



At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected.

Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.



The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

 o A factor to neutralize the assumed investment return in the annuity table.



The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.





Proof of Age, Sex and Survival



We may require proof of age, sex, or survival of any payee upon whose age, sex,

or survival payments depend.







Examples of Regular Income Payment Calculations

These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return

(AIR) to make the regular income payment calculations simpler to understand.

The regular income payments will vary based on the investment performance of the underlying funds.







         Annuitant............................ Male, Age 65

         Secondary Life....................... Female, Age 63

         Purchase Payment..................... $200,000.00

         Regular Income Payment Frequency..... Annual

         AIR.................................. 4.0%

         Hypothetical Investment Return....... 4.0%



                                               15-year Access Period    30-Year Access Period

         Regular Income Payment............... $ 10,813.44              $10,004.94




A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the

30-year access period.



At the end of the 15-year access period, the remaining account value of

$135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).







Determination of Accumulation and Annuity Unit Value

A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day,

President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.



Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United

States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.







Capital Markets



Beginning in 2008 and continuing as of the date of this prospectus, the capital and credit markets have experienced an unusually high degree of volatility. As a result, the market for fixed income securities has experienced illiquidity,

increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be
hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil,

with issuers (such as our company) that have exposure to the real estate,

mortgage and credit markets particularly affected.



In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.





Advertising & Ratings



We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.



Nationally recognized rating agencies rate the financial strength of our

Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and

Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result,

our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.









Additional Services



Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:



 o the annuity commencement date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.





We reserve the right to restrict access to this program at any time.





A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended.

The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.



Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly,

quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to

us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.



Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.



The minimum holding account value required to establish cross-reinvestment is

$10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.





Portfolio Rebalancing -  Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.







Other Information

Due to differences in redemption rates, tax treatment or other considerations,

the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.







Financial Statements



The December 31, 2008 financial statements of the VAA and the December 31, 2008 consolidated financial statements of Lincoln Life appear on the following pages.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company and its subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company and its subsidiaries at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, in 2007 the Company changed its method of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts as well as its method of accounting for uncertainty in income taxes.

/s/ Ernst & Young, LLP

Philadelphia, Pennsylvania
March 18, 2009

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)

                                                                           AS OF DECEMBER 31,
                                                                          -------------------
                                                                            2008       2007
                                                                          --------   --------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
      Fixed maturity (amortized cost: 2008 -- $52,558; 2007 -- $53,250)   $ 46,489   $ 53,405
      Equity (cost: 2008 -- $187; 2007 -- $132)                                139        134
   Trading securities                                                        2,189      2,533
   Mortgage loans on real estate                                             7,396      7,117
   Real estate                                                                 119        258
   Policy loans                                                              2,887      2,848
   Derivative investments                                                       60        172
   Other investments                                                           948        986
                                                                          --------   --------
         Total investments                                                  60,227     67,453
Cash and invested cash                                                       2,116        975
Deferred acquisition costs and value of business acquired                   11,184      8,574
Premiums and fees receivable                                                   445        382
Accrued investment income                                                      782        801
Reinsurance recoverables                                                    11,334      7,779
Reinsurance related derivative assets                                          167         --
Goodwill                                                                     3,520      3,539
Other assets                                                                 3,509      2,451
Separate account assets                                                     55,655     82,263
                                                                          --------   --------
         Total assets                                                     $148,939   $174,217
                                                                          ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future contract benefits                                                  $ 17,054   $ 13,619
Other contract holder funds                                                 59,441     58,168
Short-term debt                                                                  4        173
Long-term debt                                                               2,080      1,675
Reinsurance related derivative liability                                        --        102
Funds withheld reinsurance liabilities                                       2,243      1,862
Deferred gain on business sold through reinsurance                             542        696
Payables for collateral under securities loaned and derivatives                880      1,135
Other liabilities                                                            1,382      2,083
Separate account liabilities                                                55,655     82,263
                                                                          --------   --------
         Total liabilities                                                 139,281    161,776
                                                                          --------   --------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 14)
STOCKHOLDER'S EQUITY:
Common stock -- 10,000,000 shares, authorized, issued and outstanding        9,132      9,105
Retained earnings                                                            3,135      3,283
Accumulated other comprehensive income (loss)                               (2,609)        53
                                                                          --------   --------
         Total stockholder's equity                                          9,658     12,441
                                                                          --------   --------
         Total liabilities and stockholder's equity                       $148,939   $174,217
                                                                          ========   ========

       See accompanying Notes to the Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                     ------------------------
                                                                      2008     2007     2006
                                                                     ------   ------   ------
REVENUES:
Insurance premiums                                                   $1,835   $1,664   $1,174
Insurance fees                                                        2,980    2,930    2,400
Net investment income                                                 3,975    4,181    3,805
Realized loss                                                          (831)    (127)     (35)
Amortization of deferred gain on business sold through reinsurance       76       83       76
Other revenues and fees                                                 273      323      289
                                                                     ------   ------   ------
   Total revenues                                                     8,308    9,054    7,709
                                                                     ------   ------   ------
BENEFITS AND EXPENSES:
Interest credited                                                     2,438    2,379    2,175
Benefits                                                              2,645    2,330    1,758
Underwriting, acquisition, insurance and other expenses               2,954    2,520    2,073
Interest and debt expense                                                85       82       82
                                                                     ------   ------   ------
   Total benefits and expenses                                        8,122    7,311    6,088
                                                                     ------   ------   ------
Income before taxes                                                     186    1,743    1,621
Federal income tax expense (benefit)                                    (68)     504      460
                                                                     ------   ------   ------
      Net income                                                     $  254   $1,239   $1,161
                                                                     ======   ======   ======

       See accompanying Notes to the Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                               ---------------------------
                                                                 2008      2007      2006
                                                               -------   -------   -------
COMMON STOCK:
Balance at beginning-of-year                                   $ 9,105   $ 9,088   $ 2,125
Lincoln National Corporation purchase price                         --        (9)    6,932
Stock compensation                                                  27        26        31
                                                               -------   -------   -------
   Balance at end-of-year                                        9,132     9,105     9,088
                                                               -------   -------   -------
RETAINED EARNINGS:
Balance at beginning-of-year                                     3,283     3,341     2,748
Cumulative effect of adoption of SOP 05-1                           --       (41)       --
Cumulative effect of adoption of FIN 48                             --       (14)       --
Comprehensive income (loss)                                     (2,408)      876     1,124
Less other comprehensive income (loss), net of tax:             (2,662)     (363)      (37)
                                                               -------   -------   -------
   Net Income                                                      254     1,239     1,161
Dividends declared                                                (402)   (1,242)     (568)
                                                               -------   -------   -------
   Balance at end-of-year                                        3,135     3,283     3,341
                                                               -------   -------   -------
NET UNREALIZED GAIN (LOSS) ON AVAILABLE-FOR-SALE SECURITIES:
Balance at beginning-of-year                                        76       421       452
Change during the year                                          (2,638)     (345)      (31)
                                                               -------   -------   -------
   Balance at end-of-year                                       (2,562)       76       421
                                                               -------   -------   -------
NET UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS:
Balance at beginning-of-year                                       (19)       (9)        7
Change during the year                                               4       (10)      (16)
                                                               -------   -------   -------
   Balance at end-of-year                                          (15)      (19)       (9)
                                                               -------   -------   -------
MINIMUM PENSION LIABILITY ADJUSTMENT:
Balance at beginning-of-year                                        --        --        (6)
Change during the year                                              --        --         6
                                                               -------   -------   -------
   Balance at end-of-year                                           --        --        --
                                                               -------   -------   -------
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS:
Balance at beginning-of-year                                        (4)        4        --
Change during the year                                             (28)       (8)        4
                                                               -------   -------   -------
   Balance at end-of-year                                          (32)       (4)        4
                                                               -------   -------   -------
      Total stockholder's equity at end-of-year                $ 9,658   $12,441   $12,845
                                                               =======   =======   =======

       See accompanying Notes to the Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

                                                                             FOR THE YEARS ENDED
                                                                                 DECEMBER 31,
                                                                         ---------------------------
                                                                           2008      2007      2006
                                                                         -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                               $   254   $ 1,239   $ 1,161
Adjustments to reconcile net income to net cash provided by operating activities:
   Deferred acquisition costs, value of business acquired,
      deferred sales inducements and deferred front
      end loads deferrals and interest, net of amortization                 (244)     (916)     (664)
   Trading securities purchases, sales and maturities, net                   177       316       165
   Change in premiums and fees receivable                                    (61)      (88)       (3)
   Change in accrued investment income                                        19        13        21
   Change in future contract benefits                                      4,169       526       109
   Change in other contract holder funds                                     (71)      453       741
   Change in funds withheld reinsurance liability and reinsurance
      recoverables                                                        (3,618)     (493)      304
   Change in federal income tax accruals                                     (45)      310       150
   Realized loss                                                             831       127        35
   Amortization of deferred gain on business sold through reinsurance        (76)      (83)      (76)
   Stock-based compensation expense                                           19        26        31
   Other                                                                     (31)     (160)   (1,055)
                                                                         -------   -------   -------
      Net cash provided by operating activities                            1,323     1,270       919
                                                                         -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of available-for-sale securities                               (5,776)   (8,606)   (9,323)
Sales of available-for-sale securities                                     1,506     3,453     5,328
Maturities of available-for-sale securities                                3,732     4,087     3,326
Purchases of other investments                                            (1,163)   (2,018)     (696)
Sales or maturities of other investments                                     907     1,880       585
Increase (decrease) in payables for collateral under securities
   loaned and derivatives                                                   (255)     (369)      538
Purchase of Jefferson-Pilot stock, net of cash acquired of $39                --        --       154
Other                                                                       (117)      (84)       58
                                                                         -------   -------   -------
      Net cash used in investing activities                               (1,166)   (1,657)      (30)
                                                                         -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of long-term debt                                                   250       375       140
Issuance (decrease) in commercial paper                                      (14)       13       (13)
Deposits of fixed account values, including the fixed portion of
   variable                                                                9,806     9,481     7,444
Withdrawals of fixed account values, including the fixed portion
   of variable                                                            (5,910)   (6,645)   (6,660)
Transfers to and from separate accounts, net                              (2,204)   (2,448)   (1,821)
Payment of funding agreements                                               (550)       --        --
Common stock issued for benefit plans and excess tax benefits                  8        --        --
Dividends paid to stockholder                                               (402)     (787)     (568)
                                                                         -------   -------   -------
      Net provided by (used in) financing activities                         984       (11)   (1,478)
                                                                         -------   -------   -------
         Net increase (decrease) in cash and invested cash                 1,141      (398)     (589)
         Cash and invested cash at beginning-of-year                         975     1,373     1,962
                                                                         -------   -------   -------
            Cash and invested cash at end-of-period                      $ 2,116   $   975   $ 1,373
                                                                         =======   =======   =======

       See accompanying Notes to the Consolidated Financial Statements

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States of America ("U.S.") and several U.S. territories, see Note 23.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial position, results of operations and cash flows, are summarized below.

On February 15, 2007, the North Carolina Department of Insurance approved the merger of Jefferson-Pilot Life Insurance Company ("JPL") into LNL with LNL being the survivor and Jefferson Pilot LifeAmerica Insurance Company ("JPLA") into LLANY, with JPLA being the survivor. JPLA then changed its name to LLANY. The effective date of these transactions was April 2, 2007. On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, First Penn-Pacific Life Insurance Company ("FPP"), to LNC. On July 2, 2007, the Nebraska Insurance Department approved the merger of Jefferson Pilot Financial Insurance Company ("JPFIC"), formerly a wholly-owned subsidiary of Jefferson-Pilot, into LNL.

Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combination" ("SFAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations," provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, the consolidated financial statements are presented as if on April 3, 2006, LNL completed the merger with JPL, JPLA and JPFIC, and has included the results of operations and financial condition of JPL, JPLA and JPFIC in our consolidated financial statements beginning on April 3, 2006, in a manner similar to a pooling-of-interests. The consolidated financial statements for the period from January 1, 2006 through April 2, 2006 exclude the results of operations and financial condition of JPL, JPLA and JPFIC. The consolidated financial statements include the results of operations and financial condition of FPP from January 1, 2007 through May 3, 2007 and for the year ended December 31, 2006. FPP's results subsequent to May 3, 2007 are excluded from these consolidated financial statements.

The insurance subsidiaries also submit financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 21 for additional discussion on SAP.

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform to the presentation adopted in the current year. These reclassifications had no effect on net income or stockholder's equity of the prior years.

For the two years ended December 31, 2007, we have reclassified the results of certain derivatives and embedded derivatives to realized gain (loss), which were previously reported within insurance fees, net investment income, interest credited or benefits on our Consolidated Statements of Income. The associated amortization expense of deferred acquisition costs ("DAC") and value of business acquired ("VOBA") (previously reported within underwriting, acquisition, insurance and other expenses), deferred sales inducements ("DSI") (previously reported within interest credited), deferred front-end loads ("DFEL") (previously reported within insurance fees) and changes in contract holder funds (previously reported within benefits) have also been reclassified to realized gain (loss) on our Consolidated Statements of Income. The detail of the reclassifications (in millions) from what was previously reported in prior period Consolidated Statements of Income (in millions) was as follows:

                                            FOR THE YEARS
                                          ENDED DECEMBER, 31
                                          -------------------
                                               2007   2006
                                              -----   ----
Realized loss, as previously reported         $(112)  $ (2)
Effect of reclassifications to:
   Insurance fees                                64     39
   Net investment income                         (5)    62
   Interest credited                            (19)   (66)
   Benefits                                    (103)   (55)
   Underwriting, acquisition, insurance
      and other expenses                         48    (13)
                                              -----   ----
      Realized loss, as adjusted              $(127)  $(35)
                                              =====   ====

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. The carrying value of our investments that we account for using the equity method on our Consolidated Balance Sheets and equity in earnings on our Consolidated Statements of Income is not material. All material inter-company accounts and transactions have been eliminated in consolidation. See Note 4 for additional discussion on our VIEs.

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, DAC, VOBA, goodwill, future contract benefits, other contract holder funds (including DFEL), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

For all business combination transactions initiated after June 30, 2001, the purchase method of accounting has been used, and accordingly, the assets and liabilities of the acquired company have been recorded at their estimated fair values as of the merger date. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information relative to the fair values as of the acquisition date becomes available. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

AVAILABLE-FOR-SALE SECURITIES

Securities classified as available-for-sale consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included as a separate component of accumulated other comprehensive income ("OCI"), net of associated DAC, VOBA, DSI, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as available-for-sale based on assumptions used by market participants in pricing the security. Pursuant to SFAS No. 157, we have categorized these securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in "SFAS NO. 157 - FAIR VALUE MEASUREMENTS" in Note 2. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include: third party pricing services, independent broker quotations or pricing matrices. We use observable and unobservable inputs to our valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales, and discussions with senior business leaders and brokers as well as observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on management's judgment concerning: the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

We do not adjust prices received from third parties; however, we analyze the third party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. See Note 2 "STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157 ("SFAS 157") - FAIR VALUE MEASUREMENTS" for more information regarding the fair value hierarchy.

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on the sale of investments are determined using the specific identification method.

We regularly review available-for-sale securities for declines in fair value that we determine to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Income. A write-down for impairment can be recognized for both credit-related events and for a decline in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery of fair value cannot be recognized in net income until the security is sold. However, in the event that the security is written down due to an interest-rate related impairment, a recovery in value is accreted through investment income over the life of the security. In evaluating whether a decline in value is other-than-temporary, we consider several factors including, but not limited to: the severity (generally if greater than 20%) and duration (generally if greater than six months) of the decline; our ability and intent to hold the security for a sufficient period of time to allow for a recovery in value; the cause of the decline; and fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer.


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TRADING SECURITIES

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value, offset by corresponding changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in net investment income on our Consolidated Statements of Income as they occur. The fair value for our trading securities is determined in the same manner as our securities classified as available-for-sale discussed in "AVAILABLE-FOR-SALE SECURITIES" above. For discussion of how the fair value of our embedded derivatives is determined see "DERIVATIVE INSTRUMENTS" below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

For asset-backed and mortgage-backed securities, included in the trading and available-for-sale fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date plus anticipated future payments. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Income.

SECURITIES LENDING

Securities loaned are treated as collateralized financing transactions, and a liability is recorded equal to the cash collateral received, which is typically greater than the market value of the related securities loaned. This liability is included within payables for collateral under securities loaned and derivatives on our Consolidated Balance Sheets. Our pledged securities are included in fixed maturities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash equivalents, short-term investments or fixed maturity securities. Income and expense associated with these transactions are recorded as investment income and investment expense within net investment income on our Consolidated Statements of Income.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are treated as collateralized financing transactions, and a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral under securities loaned and derivatives on our Consolidated Balance Sheets. Our pledged securities are included in fixed maturities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our reverse repurchase program is typically invested in fixed maturity securities. Income and expense associated with these transactions are recorded as investment income and investment expense within net investment income on our Consolidated Statements of Income.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. We do not accrue interest on impaired loans and loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Income when received, depending on the assessment of the collectibility of the loan. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Income.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE

Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment.


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Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Income. The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Income. Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. Pursuant to SFAS No. 157, we have categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in "SFAS NO. 157 - FAIR VALUE MEASUREMENTS" in Note 2. The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign subsidiary.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments but that are economic hedges, the gain or loss is recognized in net income within realized gain (loss) during the period of change.

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in realized gain (loss) on our Consolidated Statements of Income. See
Note 6 for additional discussion of our derivative instruments.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair value of the derivative.

We do not adjust prices received from third parties. However, we do analyze the third party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate hierarchy levels described in Note 2 "SFAS 157 - FAIR VALUE MEASUREMENTS."

CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with a maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Commissions and other costs of acquiring UL insurance, VUL insurance, traditional life insurance, annuities and other investment contracts, which vary with and are related primarily to the production of new business, have been deferred (i.e. DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported in other assets on our Consolidated Balance Sheets. Contract sales charges that are collected in the early years of an insurance contract are deferred (referred to as "DFEL"), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97"); and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). For


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all SFAS 97 and SFAS 60 contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends. Both DAC and VOBA amortization is reported within underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. DSI is expensed in interest credited on our Consolidated Statements of Income. The amortization of DFEL is reported within insurance fees on our Consolidated Statements of Income.

Under SFAS 97, acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 30 years, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are 14 to 20 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

All SFAS 60 contracts, including traditional life insurance, which include individual whole life, group business and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization under SFAS 60 for fixed and variable payout annuities.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

On a quarterly basis, we may record an adjustment to the amounts included on our Consolidated Balance Sheets for DAC, VOBA, DSI and DFEL with an offsetting benefit or charge to revenues or expenses for the impact of the difference between the estimates of future gross profits used in the prior quarter and the emergence of actual and updated estimates of future gross profits in the current quarter ("retrospective unlocking"). In addition, in the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for annuity and life insurance products with certain guarantees. These assumptions include investment margins, mortality, retention and rider utilization. Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL are adjusted with an offsetting benefit or charge to revenues or amortization expense to reflect such change ("prospective unlocking"). The distinction between these two types of unlocking is that retrospective unlocking is driven by the emerging experience period-over-period, while prospective unlocking is driven by changes in assumptions or projection models related to estimated future gross profits.

DAC, VOBA, DSI and DFEL are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

Our insurance companies enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Income, respectively, because there is a right of offset explicit in the reinsurance agreements. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price over the fair value of net assets acquired as goodwill. Under SFAS No. 142, "Goodwill and Other Intangible Assets," ("SFAS 142") goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. SFAS 142 requires that we perform a two-step test in our evaluation of the carrying value of goodwill for impairment. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount,


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goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Consolidated Statements of Income.

SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

Specifically identifiable intangible assets, net of accumulated amortization, are reported in other assets on our Consolidated Balance Sheets. The carrying values of specifically identifiable intangible assets are reviewed periodically for indicators of impairment in value, including unexpected or adverse changes in the following: the economic or competitive environments in which the Company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Income.

Sales force intangibles are attributable to the value of the distribution system acquired in the Insurance Solutions - Life Insurance segment. These assets are amortized on a straight-line basis over their useful life of 25 years.

OTHER LONG-LIVED ASSETS

Property and equipment owned for company use is included in other assets on our Consolidated Balance Sheets and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.

We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.

Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 11 for additional information regarding arrangements with contractual guarantees.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.00% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.00% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing guaranteed death benefit ("GDB") features are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.

UL and VUL products with secondary guarantees represented approximately 35% of permanent life insurance in force as of


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December 31, 2008, and approximately 71% of sales for these products in 2008.
Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value. The fair values for the GLB contracts are based on their approximate surrender values. Our LINCOLN SMARTSECURITY(R) Advantage guaranteed withdrawal benefit ("GWB") feature, GIB and 4LATER(R) features have elements of both insurance benefits accounted for under Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") and embedded derivatives accounted for under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 157. We weight these features and their associated reserves accordingly based on their hybrid nature. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. We classify these items in level 3 within the hierarchy levels described in "SFAS NO. 157 - FAIR VALUE MEASUREMENTS" in Note 2.

BORROWED FUNDS

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years, in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("SFAS 113"). In addition, for the deferred loss on the reinsurance ceded to LNBAR we are recognizing it over 30 years.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Consolidated Statements of Income. These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Income.

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

REALIZED GAIN (LOSS)

Realized gain (loss) on our Consolidated Statements of Income includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and


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net gains and losses on reinsurance embedded derivative and trading securities on Modco and CFW reinsurance arrangements. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES AND FEES

Other revenues and fees primarily consist of amounts earned by our retail distributor, LFA, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2006 through 2008 ranged from 3.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed death benefits. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Pursuant to the accounting rules for our obligations to employees under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is initially established at the beginning of the plan year based on historical and projected future rates of return and is the average rate of earnings expected on the funds invested or to be invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate. See Note 18 for additional information.

STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. See Note 20 for additional information.

INTEREST AND DEBT EXPENSES

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, costs or hedges are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.

INCOME TAXES

We have elected to file consolidated federal income tax returns with LNC and its subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized. See Note 7 for additional information.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 05-1 -- ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"), which provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97. An internal replacement, defined by SOP 05-1, is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract are accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract are accounted for as an extinguishment of the


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replaced contract. Unamortized DAC, VOBA, DFEL and DSI from the replaced contract must be written off. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted SOP 05-1 effective January 1, 2007, by recording decreases to total assets of $69 million, total liabilities of $28 million and retained earnings of $41 million on our Consolidated Balance Sheets. In addition, the adoption of SOP 05-1 resulted in an approximately $17 million increase to underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income for the year ended December 31, 2007, which was attributable to changes in DAC and VOBA deferrals and amortization.

FASB STAFF POSITION FAS 115-1 AND FAS 124-1 -- THE MEANING OF
OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB issued FASB Staff Position ("FSP") Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullified the accounting and measurement provisions of Emerging Issues Task Force ("EITF") No. 03-1 - "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" and superseded EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." Under the impairment model in FSP 115-1, any security in an unrealized loss position is considered impaired. An evaluation is made to determine whether the impairment is other-than-temporary based on existing accounting guidance. If an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. The fair value of the security on the measurement date of the other-than-temporary impairment becomes the new cost basis for the security, which may not be adjusted for subsequent recoveries in fair value. Subsequent to the recognition of an interest-related other-than-temporary impairment for debt securities, the resulting discount, or reduction to the premium, is amortized over the remaining life of the debt security, prospectively, based on the amount and timing of the estimated future cash flows of the debt security. We adopted FSP 115-1 effective January 1, 2006. The adoption of FSP 115-1 did not have a material effect on our consolidated financial condition or results of operations.

SFAS NO. 155 -- ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are either freestanding derivatives or hybrid financial instruments that contain an embedded derivative requiring bifurcation.

In December 2006, the FASB issued Derivative Implementation Group ("DIG") Statement 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets" ("DIG B40"). Because SFAS 155 eliminated the interim guidance related to securitized financial assets, DIG B40 provided a narrow scope exception for securitized interests that contain only an embedded derivative related to prepayment risk. Any other terms in the securitized financial asset that may affect cash flow in a manner similar to a derivative instrument would be subject to the requirements of paragraph 13(b) of SFAS 133.

We adopted the provisions of SFAS 155 and DIG B40 on January 1, 2007. Prior period restatement was not permitted. The adoption of SFAS 155 and DIG B40 did not have a material impact on our consolidated financial condition or results of operations.

FASB INTERPRETATION NO. 48 -- ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. FIN 48 requires companies to determine whether it is "more likely than not" that an individual tax position will be sustained upon examination by the appropriate taxing authority prior to any part of the benefit being recognized in the financial statements. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. In addition, FIN 48 expands disclosure requirements to include additional information related to unrecognized tax benefits, including accrued interest and penalties, and uncertain tax positions where the estimate of the tax benefit may change significantly in the next twelve months. FIN 48 is effective for fiscal years beginning after December 15, 2006. We adopted FIN 48 effective January 1, 2007 by recording an increase in the liability for unrecognized tax benefits of $14 million on our Consolidated Balance Sheets, offset by a reduction to the beginning balance of retained earnings. See Note 7 for more information regarding our adoption of FIN 48.

SFAS 157 -- FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued SFAS 157, "Fair Value Measurements," which defines fair value, establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement


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and enhances disclosures about fair value instruments. SFAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include the reporting entity's own credit risk. SFAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The three-level hierarchy for fair value measurement is defined as follows:

     - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. "Blockage discounts" for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available for an identical asset or liability in an active market are prohibited;

     - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

     - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

We have certain guaranteed benefit features within our annuity products that, prior to January 1, 2008, were recorded using fair value pricing. These benefits will continue to be measured on a fair value basis with the adoption of SFAS 157, utilizing Level 3 inputs and some Level 2 inputs, which are reflective of the hypothetical market participant perspective for fair value measurement, including liquidity assumptions and assumptions regarding the Company's own credit or non-performance risk. In addition, SFAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs and the effects of the measurements on earnings. See Note 22 for additional information about our fair value disclosures for financial instruments required by SFAS 157.

We adopted SFAS 157 effective January 1, 2008, by recording increases (decreases) to the following categories (in millions) on our consolidated financial statements:

ASSETS
DAC                                                      $ (3)
VOBA                                                       (8)
Other assets -- DSI                                        (1)
                                                         ----
   Total assets                                          $(12)
                                                         ====
LIABILITIES
Future contract benefits:
   Remaining guaranteed interest and similar contracts   $(20)
Other liabilities -- income tax liabilities                 3
                                                         ----
   Total liabilities                                     $(17)
                                                         ====
REVENUES
Realized gain                                            $ 10
   Federal income tax                                       3
                                                         ----
      Increase to net income                             $  7
                                                         ====

See "Summary of Significant Accounting Policies" in Note 1 for discussion of the methodologies and assumptions used to determine the fair value of our financial instruments carried at fair value.

FSP NO. FAS 157-2 -- EFFECTIVE DATE OF FASB STATEMENT NO. 157

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"). FSP 157-2 delays the effective date of SFAS 157 for nonfinancial assets and nonfinancial liabilities to fiscal years beginning after November 15, 2008, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Accordingly, we did not apply the provisions of SFAS 157 to nonfinancial assets and nonfinancial liabilities within the scope of FSP 157-2. Examples of items to which the deferral is applicable include, but are not limited to:

     - Nonfinancial assets and nonfinancial liabilities initially measured at fair value in a business combination or other new basis event, but not measured at fair value in subsequent periods;

     - Reporting units measured at fair value in the goodwill impairment test under SFAS 142, and indefinite-lived intangible assets measured at fair value for impairment assessment under SFAS 142;

     - Nonfinancial long-lived assets measured at fair value for an impairment assessment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets";

     - Asset retirement obligations initially measured at fair value under SFAS No. 143, "Accounting for Asset Retirement Obligations"; and

     - Nonfinancial liabilities for exit or disposal activities initially measured at fair value under SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities."


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As of January 1, 2009, the deferral from FSP 157-2 will no longer be effective.
We will apply the provisions of SFAS 157 to nonfinancial assets and nonfinancial liabilities beginning on January 1, 2009, and we do not expect the application to have a material impact on our consolidated financial condition or results of operations.

FSP NO. FAS 157-3 -- DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP 157-3"). FSP 157-3 clarifies the application of SFAS 157 in a market that is not active and provides an illustrative example of key considerations to analyze in determining fair value of a financial asset when the market for the asset is not active. During times when there is little market activity for a financial asset, the objective of fair value measurement remains the same, that is, to value the asset at the price that would be received by the holder of the financial asset in an orderly transaction (exit price) that is not a forced liquidation or distressed sale at the measurement date. Determining fair value of a financial asset during a period of market inactivity may require the use of significant judgment and an evaluation of the facts and circumstances to determine if transactions for a financial asset represent a forced liquidation or distressed sale. An entity's own assumptions regarding future cash flows and risk-adjusted discount rates for financial assets are acceptable when relevant observable inputs are not available. FSP 157-3 was effective on October 10, 2008, and for all prior periods for which financial statements have not been issued. Any changes in valuation techniques resulting from the adoption of FSP 157-3 shall be accounted for as a change in accounting estimated in accordance with SFAS No. 154, "Accounting Changes and Error Corrections." We adopted the guidance in FSP 157-3 in our financial statements for the reporting period ending September 30, 2008. The adoption did not have a material impact on our consolidated financial condition or results of operations.

SFAS NO. 159 -- THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS 159"), which allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. In addition, the presentation and disclosure requirements of SFAS 159 are designed to assist in the comparison between entities that select different measurement attributes for similar types of assets and liabilities. SFAS 159 applies to fiscal years beginning after November 15, 2007, with early adoption permitted for an entity that has also elected to apply the provisions of SFAS 157. At the effective date, the fair value option may be elected for eligible items that exist on that date. Effective January 1, 2008, we elected not to adopt the fair value option for any financial assets or liabilities that existed as of that date.

DERIVATIVE IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. E23 -- ISSUES INVOLVING THE APPLICATION OF THE SHORTCUT METHOD UNDER PARAGRAPH 68

In December 2007, the FASB issued Derivative Implementation Group ("DIG") Statement 133 Implementation Issue No. E23, "Issues Involving the Application of the Shortcut Method under Paragraph 68" ("DIG E23"), which gives clarification to the application of the shortcut method of accounting for qualifying fair value hedging relationships involving an interest-bearing financial instrument and/or an interest rate swap, originally outlined in paragraph 68 in SFAS 133. We adopted DIG E23 effective January 1, 2008, for hedging relationships designated on or after that date. The adoption did not have a material impact on our consolidated financial condition or results of operations.

FSP FAS NO. 133-1 AND FIN 45-4 -- DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133-1"). FSP 133-1 amends the disclosure requirements of SFAS 133 to require the seller of credit derivatives, including hybrid financial instruments with embedded credit derivatives, to disclose additional information regarding, among other things, the nature of the credit derivative, information regarding the facts and circumstances that may require performance or payment under the credit derivative, and the nature of any recourse provisions the seller can use for recovery of payments made under the credit derivative. In addition, FSP 133-1 amends the disclosure requirements in FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45") to require additional disclosure about the payment/performance risk of a guarantee. Finally, FSP 133-1 clarifies the intent of the FASB regarding the effective date of SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" ("SFAS 161"). The provisions of FSP 133-1 related to SFAS 133 and FIN 45 are effective for annual and interim reporting periods ending after November 15, 2008, with comparative disclosures required only for those periods ending subsequent to initial adoption. The clarification of the effective date of SFAS 161 was effective upon the issuance of FSP 133-1, and will not impact the effective date of SFAS 161 in our financial statements. We have included these required enhanced disclosures related to credit derivatives, hybrid financial instruments and guarantees in the notes to the consolidated financial statements beginning in the reporting period ended December 31, 2008.


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FSP FAS 140-4 AND FIN 46(R)-8 -- ENHANCED DISCLOSURE REQUIREMENTS RELATED TO
TRANSFERS OF FINANCIAL ASSETS AND VARIABLE INTEREST ENTITIES.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"). FSP 140-4 amends FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140") to require additional disclosures regarding a transferor's continuing involvement with transferred financial assets in a securitization or asset-backed financing arrangement. FSP 140-4 also amends FIN 46 (revised December 2003) "Consolidation of Variable Interest Entities," to expand the disclosure requirements for VIEs to include information regarding the decision to consolidate the VIE, the nature of and changes in risks related to a VIE, and the impact on the entity's financial statements due to the involvement with a VIE. Those variable interests required to comply with the guidance in FSP 140-4 include the primary beneficiary of the VIE, the holder of a significant variable interest and a sponsor that holds a variable interest. Further, FSP 140-4 requires enhanced disclosures for certain sponsors and holders of a significant variable interest in a qualifying special purpose entity. The provisions of FSP 140-4 are effective for the first reporting period ending after December 15, 2008, and comparative disclosures are not required. We included the enhanced disclosures required by FSP 140-4 in the notes to the consolidated financial statements beginning in the reporting period ended December 31, 2008.

See Note 4 for more information regarding our involvement with VIEs.

FSP EITF 99-20-1 -- AMENDMENTS TO THE IMPAIRMENT GUIDANCE IN EITF ISSUE NO.
99-20

In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance in EITF Issue No. 99-20" ("EITF 99-20-1"), which eliminates the requirement in EITF No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") for holders of beneficial interests to estimate cash flow using current information and events that a market participant would use in determining the current fair value and other-than-temporary impairment of the beneficial interest. FSP 99-20-1 removes the reference to a market participant and requires that an other-than-temporary impairment be recognized in earnings when it is probable that there has been an adverse change in the holder's estimated cash flows from the cash flows previously projected, which is consistent with the impairment model used in SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." FSP 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and must be applied prospectively at the balance sheet date of the reporting period for which the assessment of cash flows is made. We adopted the guidance in FSP 99-20-1 as of December 31, 2008. The adoption did not have a material impact on our consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SFAS NO. 141(R) -- BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141(revised 2007), "Business Combinations" ("SFAS 141(R)"), which is a revision of SFAS No. 141 "Business Combinations" ("SFAS 141"). SFAS 141(R) retains the fundamental requirements of SFAS 141, but establishes principles and requirements for the acquirer in a business combination to recognize and measure the identifiable assets acquired, liabilities assumed and any noncontrolling interests in the acquiree and the goodwill acquired or the gain from a bargain purchase. The revised statement requires, among other things, that assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values. For business combinations completed upon adoption of SFAS 141(R), goodwill will be measured as the excess of the consideration transferred, plus the fair value of any noncontrolling interest in the acquiree, in excess of the fair values of the identifiable net assets acquired. Any contingent consideration shall be recognized at the acquisition-date fair value, which improves the accuracy of the goodwill measurement. Under SFAS 141(R), contractual pre-acquisition contingencies will be recognized at their acquisition-date fair values and non-contractual pre-acquisition contingencies will be recognized at their acquisition date fair values if it is more likely than not that the contingency gives rise to an asset or liability. Deferred recognition of pre-acquisition contingencies will no longer be permitted. Acquisition costs will be expensed in the period the costs are incurred, rather than included in the cost of the acquiree, and disclosure requirements will be enhanced to provide users with information to evaluate the nature and financial effects of the business combination. SFAS 141(R) applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period on or after December 15, 2008, with earlier adoption prohibited. We will adopt SFAS 141(R) for acquisitions occurring after January 1, 2009.

SFAS NO. 160 -- NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of Accounting Research Bulletin ("ARB") No. 51" ("SFAS 160"), which aims to improve the relevance, comparability and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards surrounding noncontrolling interests, or minority interests, which are the portions of equity in a subsidiary not attributable, directly or indirectly, to a parent. The ownership interests in subsidiaries held by parties other than the parent shall be clearly identified, labeled and presented in the consolidated statement of financial position within equity, but separate from the parent's equity. The amount of consolidated net income attributable to the parent and to the noncontrolling interest must be clearly identified and presented on the face of the Consolidated Statements of Income. Changes in a parent's ownership


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interest while the parent retains its controlling financial interest in its subsidiary must be accounted for consistently as equity transactions. A parent's ownership interest in a subsidiary changes if the parent purchases additional ownership interests in its subsidiary, sells some of its ownership interests in its subsidiary, the subsidiary reacquires some of its ownership interests or the subsidiary issues additional ownership interests. When a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be initially measured at fair value. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of any noncontrolling equity investment rather than the carrying amount of that retained investment. Entities must provide sufficient disclosures that clearly identify and distinguish between the interests of the parent and the interests of the noncontrolling owners. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. We will adopt SFAS 160 effective January 1, 2009, and do not expect the adoption will have a material impact on our consolidated financial condition and results of operations.

FSP FAS NO. 140-3 -- ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS AND REPURCHASE FINANCING TRANSACTIONS

In February 2008, the FASB issued FSP FAS No. 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions" ("FSP 140-3"), regarding the criteria for a repurchase financing to be considered a linked transaction under SFAS 140. A repurchase financing is a transaction where the buyer ("transferee") of a financial asset obtains financing from the seller ("transferor") and transfers the financial asset back to the seller as collateral until the financing is repaid. Under FSP 140-3, the transferor and the transferee shall not separately account for the transfer of a financial asset and a related repurchase financing unless the two transactions have a valid and distinct business or economic purpose for being entered into separately and the repurchase financing does not result in the initial transferor regaining control over the financial asset. In addition, an initial transfer of a financial asset and a repurchase financing entered into contemporaneously with, or in contemplation of, one another, must meet the criteria identified in FSP 140-3 in order to receive separate accounting treatment. FSP 140-3 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. FSP 140-3 will be applied prospectively to initial transfers and repurchase financings executed on or after the beginning of the fiscal year in which FSP 140-3 is initially applied. Early application is not permitted. We will adopt FSP 140-3 effective January 1, 2009, and do not expect the adoption will have a material impact on our consolidated financial condition and results of operations.

SFAS 161 -- DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133

In March 2008, the FASB issued SFAS 161, which amends and expands current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities. Enhanced disclosures will include: how and why we use derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS 133; and how derivative instruments and related hedged items affect our financial position, financial performance and cash flows. Quantitative disclosures will be enhanced by requiring a tabular format by primary underlying risk and accounting designation for the fair value amount and location of derivative instruments in the financial statements and the amount and location of gains and losses in the financial statements for derivative instruments and related hedged items. The tabular disclosures should improve transparency of derivative positions existing at the end of the reporting period and the effect of using derivatives during the reporting period. SFAS 161 also requires the disclosure of credit-risk-related contingent features in derivative instruments and cross-referencing within the notes to the consolidated financial statements to assist users in locating information about derivative instruments. The amended and expanded disclosure requirements apply to all derivative instruments within the scope of SFAS 133, non-derivative hedging instruments and all hedged items designated and qualifying as hedges under SFAS 133. SFAS 161 is effective prospectively for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. We will adopt SFAS 161 effective January 1, 2009, at which time we will include these required enhanced disclosures related to derivative instruments and hedging activities in our financial statements.

FSP FAS NO. 142-3 -- DETERMINATION OF THE USEFUL LIFE OF INTANGIBLE ASSETS

In April 2008, the FASB issued FSP FAS No. 142-3, "Determination of the Useful Life of Intangible Assets" ("FSP 142-3"), which applies to recognized intangible assets accounted for under the guidance in SFAS 142. When developing renewal or extension assumptions in determining the useful life of recognized intangible assets, FSP 142-3 requires an entity to consider its own historical experience in renewing or extending similar arrangements. Absent the historical experience, an entity should use the assumptions a market participant would make when renewing and extending the intangible asset consistent with the highest and best use of the asset by market participants. In addition, FSP 142-3 requires financial statement disclosure regarding the extent to which expected future cash flows associated with the asset are affected by an entity's intent and/or ability to renew or extend an arrangement. FSP 142-3 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2008, with early adoption prohibited. FSP 142-3 should be applied prospectively to determine the useful life of a recognized intangible asset acquired after the effective date. In addition, FSP 142-3 requires prospective application of the disclosure requirements to all intangible assets recognized as of, and subsequent to, the effective date. We will adopt FSP 142-3 on January 1, 2009, and do not expect the adoption will have a material impact on our consolidated financial condition and results of operations.

SFAS NO. 163 -- ACCOUNTING FOR FINANCIAL GUARANTEE INSURANCE CONTRACTS -- AN INTERPRETATION OF FASB STATEMENT NO. 60

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts - an interpretation of FASB Statement No. 60" ("SFAS 163"), which applies to financial guarantee insurance and reinsurance contracts not accounted for as derivative instruments, and issued by entities within the scope of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises." SFAS 163 changes current accounting practice related to the recognition and measurement of premium revenue and claim liabilities such that premium revenue recognition is linked to the amount of insurance protection and the period in which it is provided, and a claim liability is recognized when it is expected that a claim loss will exceed the unearned premium revenue. In addition, SFAS 163 expands disclosure requirements to include information related to the premium revenue and claim liabilities, as well as information related to the risk-management activities used to evaluate credit deterioration in insured financial obligations. SFAS 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years; early application is not permitted. However, the disclosure requirements related to risk-management activities are effective in the first period (including interim periods) beginning after May 2008. Because we do not hold a significant amount of financial guarantee insurance and reinsurance contracts, no additional disclosures have been made, and we expect the adoption of SFAS 163 will not be material to our consolidated financial condition or results of operations.

EITF NO. 07-5 -- DETERMINING WHETHER AN INSTRUMENT (OR EMBEDDED FEATURE) IS INDEXED TO AN ENTITY'S OWN STOCK

In June 2008, the FASB issued EITF No. 07-5, "Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity's Own Stock" ("EITF 07-5"). EITF 07-5 provides guidance to determine whether an instrument (or an embedded feature) is indexed to an entity's own stock when evaluating the instrument as a derivative under SFAS 133. An instrument that is both indexed to an entity's own stock and classified in stockholder's equity in the entity's statement of financial position is not considered a derivative for the purposes of applying the guidance in SFAS 133. EITF 07-5 provides a two-step process to determine whether an equity-linked instrument (or embedded feature) is indexed to its own stock first by evaluating the instrument's contingent exercise provisions, if any, and second, by evaluating the instrument's settlement provisions. EITF 07-5 is applicable to outstanding instruments as of the beginning of the fiscal year in which the issue is adopted and is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. We will adopt EITF 07-5 on January 1, 2009, and do not expect the adoption will be material to our consolidated financial condition and results of operations.

EITF NO. 08-6 -- INVESTMENT ACCOUNTING CONSIDERATIONS

In November 2008, the FASB issued EITF No. 08-6, "Equity Method Investment Accounting Considerations" ("EITF 08-6"), which addresses the effect of SFAS 141(R) and SFAS 160 on equity-method accounting under Accounting Principles Board Opinion 18, "The Equity Method of Accounting for Investments in Common Stock" ("APB 18"). EITF 08-6 will continue the APB 18 requirement that the cost basis of a new equity-method investment will follow a cost accumulation model, which includes transaction costs in the cost of the equity investment and excludes the value of contingent consideration unless it is required to be recognized under other literature. Subsequently, issuances of shares by the equity-method investee that reduce the investor's ownership percentage should be accounted for as if the investor sold a proportionate share of the investment, with gain or loss recognized through earnings. The EITF decided that the investor would not have to complete a separate impairment analysis on the investee's underlying assets, but rather the entire equity-method investment would continue to be subject to the current other-than-temporary impairment guidance in APB 18. EITF 08-6 is applicable to all investments accounted for under the equity method and is effective, prospectively, in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. We will adopt EITF 08-6 on January 1, 2009, and do not expect the adoption will have a material impact on our financial condition and results of operations.

FSP FAS NO. 132(R)-1 -- EMPLOYERS' DISCLOSURES ABOUT POSTRETIREMENT BENEFIT PLAN ASSETS

In December 2008, the FASB issued FSP FAS No. 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets" ("FSP 132(R)-1"), which requires enhanced disclosures of the plan assets of an employer's defined benefit pension or other postretirement benefit plans. The disclosures required under FSP 132(R)-1 will include information regarding the investment allocation decisions made for plan assets, the fair value of each major category of plan assets disclosed separately for pension plans and other postretirement benefit plans and the inputs and valuation techniques used to measure the fair value of plan assets including the level within the fair value hierarchy as defined by SFAS
157. FSP 132(R)-1 requires the additional disclosure in SFAS 157 for Level 3 fair value measurements, must also be provided for the fair value measurements of plan assets using Level 3 inputs. The disclosures in FSP 132(R)-1 are effective for fiscal years ending after December 15, 2009, and are not required for earlier periods that are presented for comparative purposes. We will include the disclosures required in FSP 132(R)-1 in the notes to our consolidated financial statements for the year ending December 31, 2009.

3. ACQUISITION, DIVIDEND OF FPP AND REINSURANCE CEDED TO LNBAR

JEFFERSON-PILOT ACQUISITION

On April 3, 2006, LNC completed its merger with Jefferson-Pilot Corporation ("Jefferson-Pilot") by acquiring 100% of the outstanding shares of Jefferson-Pilot in a transaction accounted for under the purchase method of accounting prescribed by SFAS 141. At that time, JPL, JPLA and JPFIC became wholly-owned by LNC.

DIVIDEND OF FPP

On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, FPP, to LNC. The following table summarizes the dividend of FPP to LNC (in millions):

                                                            DIVIDENDED
                                                               VALUE
                                                            ----------
Investments                                                  $ 1,809
Cash and invested cash                                            20
Deferred acquisition costs and value of business acquired        246
Premiums and fees receivable                                       2
Accrued investment income                                         24
Reinsurance recoverables                                         669
Goodwill                                                           2
Future contract benefits                                        (705)
Other contract holder funds                                   (1,509)
Other liabilities                                                (66)
                                                             -------
   Total dividend of FPP                                     $   492
                                                             =======

The caption dividends declared, in the accompanying Consolidated Statements of Stockholder's Equity, includes the $492 million dividend of FPP presented above.

REINSURANCE CEDED TO LNBAR

We completed a reinsurance transaction during the fourth quarter of 2008 whereby we ceded a block of business to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC, which resulted in the release of approximately $240 million of capital previously supporting a portion of statutory reserves related to our insurance products with secondary guarantees. The following summarizes the impact (in millions) on the Consolidated Balance Sheets for the ceding of this block of business to LNBAR:

ASSETS
Deferred acquisition costs and value of business acquired   $(230)
Other assets                                                 (130)
                                                            -----
   Total assets                                             $(360)
                                                            =====
LIABILITIES
Future contract benefits                                    $(539)
Other contract holder funds                                   (47)
Funds withheld reinsurance liabilities                        434
Deferred loss on business sold through reinsurance            (78)
Other liabilities                                            (130)
                                                            -----
   Total liabilities                                        $(360)
                                                            =====

4. VARIABLE INTEREST ENTITIES

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. We have carefully analyzed each VIE to determine whether we are the primary beneficiary. Based on our analysis of the expected losses and residual returns of the VIEs in which we have a variable interest, we have concluded that there are no VIEs for which we are the primary beneficiary, and, as such, we have not consolidated the VIEs in our consolidated financial statements. However, for those VIEs in which we are not the primary beneficiary, but hold a variable interest, we recognize the fair value of our variable interest in our consolidated financial statements.

Information (in millions) included in our Consolidated Balance Sheet as of December 31, 2008 for those VIEs where we had significant variable interest and where we were a sponsor that held a variable interest was as follows:

                         LNL AMOUNTS RELATED TO VIE
                      -------------------------------
                                              MAXIMUM
                       TOTAL      TOTAL        LOSS
                      ASSETS   LIABILITIES   EXPOSURE
                      ------   -----------   --------
Credit-linked notes     $50        $--         $600

We invested in two credit-linked notes where the note holders do not have voting rights or decision-making capabilities. The entities that issued the credit-linked notes are financed by the note holders, and as such, the note holders participate in the expected losses and residual returns of the entities. Because the note holders' investment does not permit them to make decisions about the entities' activities that would have a significant effect on the success of the entities, we have determined that these entities are VIEs. We are not the primary beneficiary of the VIEs as the multi-tiered class structure of the credit-linked notes requires the subordinated classes of the investment pool to absorb credit losses prior to our class of notes. As a result, we will not absorb the majority of the expected losses and the coupon we receive on the credit-linked notes limits our participation in the residual returns. For information regarding our exposure to loss in our credit-linked notes, see "Credit-Linked Notes" in Note 5.

5. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Pursuant to SFAS No. 157, we have categorized these securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in "SFAS NO. 157 - FAIR VALUE MEASUREMENTS" in Note 2. See Note 22 for additional disclosures regarding our fair values required by SFAS 157.

The amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities (in millions) were as follows:

                                                     AS OF DECEMBER 31, 2008
                                            ----------------------------------------
                                                         GROSS UNREALIZED
                                            AMORTIZED   ------------------    FAIR
                                               COST     GAINS     LOSSES      VALUE
                                            ---------   -----   ----------   -------
Corporate bonds                              $39,463     $614     $4,993     $35,084
U.S. Government bonds                            158       36         --         194
Foreign government bonds                         509       33         48         494
Mortgage-backed securities:
   Mortgage pass-through securities            1,749       57         37       1,769
   Collateralized mortgage obligations         6,612      168        733       6,047
   Commerical mortgage-backed securities       2,428        7        588       1,847
State and municipal bonds                        118        2          2         118
Hybrid and redeemable preferred stocks         1,521        6        591         936
                                             -------     ----     ------     -------
   Total fixed maturity securities            52,558      923      6,992      46,489
Equity securities                                187        9         57         139
                                             -------     ----     ------     -------
      Total available-for-sale securities    $52,745     $932     $7,049     $46,628
                                             =======     ====     ======     =======

                                                     AS OF DECEMBER 31, 2007
                                            -----------------------------------------
                                                         GROSS UNREALIZED
                                            AMORTIZED   ------------------     FAIR
                                               COST      GAINS     LOSSES      VALUE
                                            ---------   ------   ----------   -------
Corporate bonds                              $42,041    $1,049     $  904     $42,186
U.S. Government bonds                            153        14         --         167
Foreign government bonds                         586        39          4         621
Mortgage-backed securities:
   Mortgage pass-through securities            1,185        23          4       1,204
   Collateralized mortgage obligations         6,441        75        124       6,392
   Commerical mortgage-backed securities       2,598        48         67       2,579
State and municipal bonds                        143         2         --         145
Hybrid and redeemable preferred stocks           103         9          1         111
                                             -------    ------     ------     -------
   Total fixed maturity securities            53,250     1,259      1,104      53,405
Equity securities                                132         9          7         134
                                             -------    ------     ------     -------
      Total available-for-sale securities    $53,382    $1,268     $1,111     $53,539
                                             =======    ======     ======     =======


The amortized cost and fair value of fixed maturity available-for-sale securities by contractual maturities (in millions) were as follows:

                                                           AS OF DECEMBER 31, 2008
                                                           -----------------------
                                                             AMORTIZED     FAIR
                                                                COST      VALUE
                                                             ---------   -------
Due in one year or less                                       $ 1,712    $ 1,694
Due after one year through five years                          12,568     11,869
Due after five years through ten years                         14,036     12,013
Due after ten years                                            13,453     11,250
   Subtotal                                                    41,769     36,826
                                                              -------    -------
Mortgage-backed securities                                     10,789      9,663
                                                              -------    -------
      Total fixed maturity available-for-sale securities      $52,558    $46,489
                                                              =======    =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of available-for-sale securities (in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                        AS OF DECEMBER 31, 2008
                                                   -----------------------------------------------------------------
                                                         LESS THAN
                                                    OR EQUAL TO TWELVE    GREATER THAN TWELVE
                                                          MONTHS                 MONTHS                 TOTAL
                                                   --------------------   -------------------   --------------------
                                                               GROSS                  GROSS                  GROSS
                                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                                   -------   ----------   ------   ----------   -------   ----------
Corporate bonds                                    $18,449     $2,303     $5,809     $2,690     $24,258     $4,993
U.S. Government bonds                                    3         --         --         --           3         --
Foreign government bonds                               145         15         50         33         195         48
Mortgage-backed securities:
   Mortgage pass-through securities                     95         25         51         12         146         37
   Collateralized mortgage obligations                 807        279        688        454       1,495        733
   Commercial mortgage-backed securities             1,099        169        474        419       1,573        588
State and municipal bonds                               28          2          2         --          30          2
Hybrid and redeemable preferred stocks                 448        261        406        330         854        591
                                                   -------     ------     ------     ------     -------     ------
   Total fixed maturity securities                  21,074      3,054      7,480      3,938      28,554      6,992
Equity securities                                       82         56          2          1          84         57
                                                   -------     ------     ------     ------     -------     ------
      Total available-for-sale securities          $21,156     $3,110     $7,482     $3,939     $28,638     $7,049
                                                   =======     ======     ======     ======     =======     ======
Total number of securities in an unrealized loss
   position                                                                                                  3,507
                                                                                                            ======

                                                                        AS OF DECEMBER 31, 2007
                                                   -----------------------------------------------------------------
                                                         LESS THAN
                                                    OR EQUAL TO TWELVE    GREATER THAN TWELVE
                                                          MONTHS                 MONTHS                 TOTAL
                                                   --------------------   -------------------   --------------------
                                                                GROSS                 GROSS                  GROSS
                                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                                   -------   ----------   ------   ----------   -------   ----------
Corporate bonds                                    $11,038      $657      $4,142      $247      $15,180     $  904
U.S. Government bonds                                   --        --           3        --            3         --
Foreign government bonds                                81         4          --        --           81          4
Mortgage-backed securities:
   Mortgage pass-through securities                     32        --         189         4          221          4
   Collateralized mortgage obligations               1,672        96       1,069        28        2,741        124
   Commercial mortgage-backed securities               490        46         535        21        1,025         67
State and municipal bonds                               29        --          15        --           44         --
Hybrid and redeemable preferred stocks                  13         1          --        --           13          1
                                                   -------      ----      ------      ----      -------     ------
   Total fixed maturity securities                  13,355       804       5,953       300       19,308      1,104
Equity securities                                       61         7          --        --           61          7
                                                   -------      ----      ------      ----      -------     ------
      Total available-for-sale securities          $13,416      $811      $5,953      $300      $19,369     $1,111
                                                   =======      ====      ======      ====      =======     ======
Total number of securities in an unrealized loss
   position                                                                                                  2,263
                                                                                                            ======

The fair value, gross unrealized losses (in millions) and number of available-for-sale securities where the fair value had declined below amortized cost by greater than 20%, were as follows:

                                   AS OF DECEMBER 31, 2008
                              --------------------------------
                                          GROSS       NUMBER
                               FAIR    UNREALIZED       OF
                               VALUE     LOSSES     SECURITIES
                              ------   ----------   ----------
Less than six months          $  781     $  389         159
Six months or greater, but
   less than nine months       1,141        536         206
Nine months or greater, but
   less than twelve months     1,552        785         223
Twelve months or greater       4,027      3,509         785
                              ------     ------       -----
   Total available-for-sale
      securities              $7,501     $5,219       1,373
                              ======     ======       =====

                                   AS OF DECEMBER 31, 2007
                              --------------------------------
                                         GROSS        NUMBER
                               FAIR    UNREALIZED       OF
                               VALUE     LOSSES     SECURITIES
                              ------   ----------  -----------
Less than six months          $  133      $ 48           22
Six months or greater, but
   less than nine months         425       137           30
Nine months or greater, but
   less than twelve months       363       109           17
Twelve months or greater         182        79           57
                              ------      ----         ----
   Total available-for-sale
      securities              $1,103      $373         $126
                              ======      ====         ====

As described more fully in Note 1, we regularly review our investment holdings for other-than-temporary impairments. Based upon this review, the cause of the $5.9 billion increase in our gross unrealized losses for available-for-sale securities for the year ended December 31, 2008, was attributable primarily to a combination of reduced liquidity in several market segments and deterioration in credit fundamentals. We believe that the securities in an unrealized loss position as of December 31, 2008 and 2007 were not other-than-temporarily impaired due to our ability and intent to hold for a period of time sufficient for recovery.

TRADING SECURITIES

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements (in millions) consisted of the following:

                                         AS OF DECEMBER 31,
                                         ------------------
                                            2008     2007
                                           ------   ------
Corporate bonds                            $1,467   $1,817
U.S. Government bonds                         414      366
Foreign government bonds                       38       45
Mortgage-backed securities:
   Mortgage pass-through securities            31       21
   Collateralized mortgage obligations        118      153
   Commercial mortgage-backed
      securities                               76      104
State and municipal bonds                      13       17
Hybrid and redeemable preferred stocks         30        8
     Total fixed maturity securities        2,187    2,531
Equity securities                               2        2
                                           ------   ------
       Total trading securities            $2,189   $2,533
                                           ======   ======

The portion of the market adjustment for losses that relate to trading securities still held as of December 31, 2008, 2007 and 2006 was $172 million, $8 million and $48 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S with the largest concentrations in California and Texas, which accounted for approximately 30% and 29% of mortgage loans as of December 31, 2008 and 2007, respectively. As of December 31, 2008, we held no impaired mortgage loans and therefore had no valuation allowance.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Income were as follows:

                                       FOR THE YEARS ENDED
                                          DECEMBER 31,
                                    ------------------------
                                     2008     2007     2006
                                    ------   ------   ------
NET INVESTMENT INCOME
Fixed maturity available-for-sale
   securities                       $3,236   $3,264   $2,968
Equity available-for-sale
   securities                            8       19       11
Trading securities                     154      163      181
Mortgage loans on real estate          473      491      466
Real estate                             20       41       36
Standby real estate equity
   commitments                           3       12       18
Policy loans                           177      172      158
Invested cash                           33       49       62
Alternative investments                (34)     102       46
Consent fees                             5       10        8
Other investments                       12       36       15
                                    ------   ------   ------
   Investment income                 4,087    4,359    3,969
Investment expense                    (112)    (178)    (164)
                                    ------   ------   ------
      Net investment income         $3,975   $4,181   $3,805
                                    ======   ======   ======

REALIZED LOSS RELATED TO INVESTMENTS

The detail of the realized loss related to investments (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                            -----------------------
                                              2008     2007    2006
                                            -------   -----   -----
Fixed maturity available-for-sale
   securities:
   Gross gains                              $    49   $ 120   $ 123
   Gross losses                              (1,059)   (176)    (99)
Equity available-for-sale securities:
   Gross gains                                    1       3       2
   Gross losses                                 (33)   (111)     --
Gain (loss) on other investments                 31      22       5
Associated amortization expense of
   DAC, VOBA, DSI and DFEL and
   changes in other contract holder
   funds and funds withheld
   reinsurance liabilities                      244      29     (38)
                                            -------   -----   -----
      Total realized loss on investments,
         excluding trading securities          (767)   (113)     (7)
Loss on certain derivative
   instruments                                  (83)     (2)      2
Associated amortization expense
   of DAC, VOBA, DSI and DFEL
   and changes in other contract
   holder funds                                  --       1      --
                                            -------   -----   -----
      Total realized loss on investments
         and certain derivative
         instruments, excluding
         trading securities                 $  (850)  $(114)  $  (5)
                                            =======   =====   =====
Write-downs for other-than-temporary
   impairments included in realized
   loss on available-for-sale
   securities above                         $  (900)  $(257)  $ (64)
                                            =======   =====   =====

See Note 15 for a comprehensive listing of realized loss reported on our Consolidated Statements of Income

SECURITIES LENDING

The carrying values of securities pledged under securities lending agreements were $427 million and $655 million as of December 31, 2008 and 2007, respectively. The fair values of these securities were $410 million and $634 million as of December 31, 2008 and 2007, respectively. The carrying value and fair value of the collateral receivable held for derivatives is $17 million as of December 31, 2008. We did not have a collateral payable for derivatives as of December 31, 2007.

REVERSE REPURCHASE AGREEMENTS

The carrying values of securities pledged under reverse repurchase agreements were $470 million and $480 million as of December 31, 2008 and 2007, respectively. The fair values of these securities were $496 million and $502 million as of December 31, 2008 and 2007, respectively.

INVESTMENT COMMITMENTS

As of December 31, 2008, our investment commitments for fixed maturity securities (primarily private placements), limited partnerships, real estate and mortgage loans on real estate were $705 million, which included $267 million of standby commitments to purchase real estate upon completion and leasing.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2008, we had investments in the collateralized mortgage obligation industry with a fair value of $6.5 billion or 11% of the invested assets portfolio totaling $60.2 billion. We utilized the industry classifications to obtain the concentration of financial instruments amount, as such, this amount will not agree to the available-for-sale securities table above. We did not have a concentration of financial instruments in a single industry as of December 31, 2007. As of December 31, 2008 and 2007, we did not have a significant concentration of financial instruments in a single investee or geographic region of the U.S.

CREDIT-LINKED NOTES

As of December 31, 2008 and 2007, other contract holder funds on our Consolidated Balance Sheets included $600 million and $1.2 billion outstanding in funding agreements, respectively. We invested the proceeds of $850 million received for issuing three funding agreements in 2006 and 2007 into three separate credit-linked notes originated by third party companies. One of the credit linked notes totaling $250 million was paid off at par in September of 2008 and as a result, the related structure, including the $250 million funding agreement, was terminated. The two remaining credit-linked notes are asset-backed securities, classified as corporate bonds in the tables above and are reported as fixed maturity securities on our Consolidated Balance Sheets. An additional $300 million funding agreement was assumed as a result of the merger of Jefferson-Pilot, but was not invested into credit-linked notes. This $300 million funding agreement matured on June 2, 2008.

We earn a spread between the coupon received on the credit-linked notes and the interest credited on the funding agreement. Our credit-linked notes were created using a special purpose trust that combines highly rated assets with credit default swaps to produce a multi-class structured security. The high quality asset in these transactions is a AAA-rated asset-backed security secured by a pool of credit card receivables. Our affiliate, Delaware Investments, actively manages the credit default swaps in the underlying portfolios. As permitted in the credit-linked note agreements, Delaware Investments acts as the investment manager for the pool of underlying issuers in each of the transactions. Delaware Investments, from time to time, has directed substitutions of corporate names in the reference portfolio. When substituting corporate names, the issuing special purpose trust transacts with a third party to sell credit protection on a new issuer, selected by Delaware Investments. The cost to substitute the corporate names is based on market conditions and the liquidity of the corporate names. This new issuer will replace the issuer Delaware Investments has identified to remove from the pool of issuers. The substitution of corporate issuers does not revise the credit-linked note agreement. The subordination and the participation in credit losses may change as a result of the substitution. The amount of the change is dependant upon the relative risk of the issuers removed and replaced in the pool of issuers.

Consistent with other debt market instruments, we are exposed to credit losses within the structure of the credit-linked notes, which could result in principal losses to our investments. However, we have attempted to protect our investments from credit losses through the multi-tiered class structure of the credit-linked note, which requires the subordinated classes of the investment pool to absorb all of the credit losses. We own the mezzanine tranche of these investments. To date, there has been one default in the underlying collateral pool of the $400 million credit-linked note and two defaults in the underlying collateral pool of the $200 million credit-linked note. There has been no event of default on the credit-linked notes themselves. We feel the remaining subordination is sufficient to absorb future credit losses, subject to changing market conditions. We do not anticipate any future payments under the credit-linked notes and there are no recourse provisions or assets held as collateral that would enable us to recover payments if made. Similar to other debt market instruments, our maximum principal loss is limited to our original investment of $600 million as of December 31, 2008.

As in the general markets, spreads on these transactions have widened, causing unrealized losses. We had unrealized losses of $550 million on the $600 million in credit-linked notes as of December 31, 2008 and $190 million on the $850 million in credit-linked notes as of December 31, 2007. As described more fully in Note 1, we regularly review our investment holdings for other-than-temporary impairments. Based upon this review, we believe that these securities were not other-than-temporarily impaired as of December 31, 2008 and 2007.

The following summarizes information regarding our investments in these securities (dollars in millions):

                               AMOUNT AND DATE OF ISSUANCE
                               ---------------------------
                                    $400           $200
                                DECEMBER 2006   APRIL 2007
                                -------------   ----------
Amortized cost(1)                      $400          $200
Fair value(1)                            30            20
Attachment point(1)                    4.77%         1.48%
Maturity                         12/20/2016     3/20/2017
Current rating of tranche(1)           BBB-          Baa2
Current rating of underlying
   collateral pool(1)              Aaa-Caa1       Aaa-Ba3
Number of entities(1)                   124            98
Number of countries(1)                   20            23

----------
(1)  As of December 31, 2008

6. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps, and interest rate caps. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock, call options on the Standard & Poor's ("S&P") 500 Index(R) ("S&P 500") are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

As of December 31, 2008 and 2007, we had derivative instruments that were designated and qualified as cash flow hedges. We also had derivative instruments that were economic hedges, but were not designated as hedging instruments under SFAS 133. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.

Our derivative instruments are monitored by LNC's risk management committee as part of that committee's oversight of our derivative activities. LNC's risk management committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

Our hedging strategy is designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with living benefit guarantees offered in our variable annuities including the LINCOLN SMARTSECURITY(R) Advantage guaranteed minimum withdrawal benefit ("GWB") feature, the 4LATER(R) Advantage guaranteed income benefit ("GIB") feature and the I4LIFE(R) Advantage GIB feature that is available in our variable annuity products. Certain features of these guarantees, notably our GIB and 4LATER(R) features have elements of both insurance benefits accounted for under SOP 03-1 and embedded derivatives accounted for under SFAS 133 and SFAS 157. We weight these features and their associated reserves accordingly based on their hybrid nature. The change in estimated fair value of the portion of guarantee features that are considered to be derivatives under SFAS 133 is reported in net income. The hedging strategy is designed such that changes in the value of the hedge contracts generally offset changes in the value of the embedded derivative of the GWB and GIB. As part of our current hedging program, equity markets, interest rates and volatility in market conditions are monitored on a daily basis. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, our hedge positions may not be totally effective to offset changes in assets and liabilities caused by movements in these factors due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments, or our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the estimated fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the estimated fair value of trading securities in portfolios that support these arrangements.

We also distribute indexed annuity contracts. These contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. This feature represents an embedded derivative under SFAS 133. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. At each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held generally offsets the change in value of the embedded derivative within the indexed annuity, both of which are recorded as a component of realized gain (loss) on our Consolidated Statements of Income. In calculating our future contract benefit liabilities under these contracts, SFAS 133 requires that we calculate fair values of index options we may purchase in the future to hedge contract holder index allocations in future reset periods.

These fair values represent an estimate of the cost of the options we will purchase in the future, discounted back to the date of the Consolidated Balance Sheet, using current market indicators of volatility and interest rates. Changes in the fair values of these liabilities are included as a component of realized gain (loss) on our Consolidated Statements of Income.

Pursuant to SFAS 157, we have categorized our derivative instruments into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in "SFAS 157 - FAIR VALUE MEASUREMENTS" in Note 2. See Note 22 for additional disclosures regarding our fair values required by SFAS 157. We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional amounts along with their carrying values and estimated fair values (in millions), were as follows:

                                                          AS OF DECEMBER 31,
                                              -----------------------------------------
                                                                  ASSETS (LIABILITIES)
                                                                 ----------------------
                                              NOTIONAL AMOUNTS   CARRYING OR FAIR VALUE
                                              ----------------   ----------------------
                                                2008     2007          2008     2007
                                               ------   ------       -------   -----
Cash flow hedges:
   Interest rate swap agreements               $  780   $1,372       $   (50)  $  (5)
   Foreign currency swaps                         366      366            64     (17)
   Call options (based on LNC stock)               --       --            --       1
                                               ------   ------       -------   -----
      Total cash flow hedges                    1,146    1,738            14     (21)
                                               ------   ------       -------   -----
All other derivative instruments:
   Interest rate cap agreements                 2,200    4,100            --       2
   Credit default swaps                           149       60           (51)     --
   Call options (based on LNC stock)               18       23            --      13
   Call options (based on S&P 500 Index(R))     2,951    2,858            31     149
                                               ------   ------       -------   -----
      Total other derivative instruments        5,318    7,041           (20)    164
Embedded derivatives per SFAS 133                  --       --        (2,722)   (303)
                                               ------   ------       -------   -----
         Total derivative instruments          $6,464   $8,779       $(2,728)  $(160)
                                               ======   ======       =======   =====

The carrying or fair value of total derivative instruments (in millions) reported above is reflected within the Consolidated Balance Sheets as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                      2008     2007
                                                    -------   -----
Derivative investments                              $    60   $ 172
Reinsurance related derivative asset (liability)        167    (102)
Future contract benefits liability                   (2,904)   (230)
Other liabilities -- credit default swaps               (51)     --
                                                    -------   -----
   Total                                            $(2,728)  $(160)
                                                    =======   =====

The notional amount of derivative financial instruments by maturity (in millions) was as follows:

                                                   REMAINING LIFE AS OF DECEMBER 31, 2008
                                              -----------------------------------------------
                                              LESS THAN    1 - 5   5 - 10     AFTER
                                                1 YEAR     YEARS    YEARS   10 YEARS    TOTAL
                                              ---------   ------   ------   --------   ------
Cash flow hedges:
   Interest rate swap agreements                $  146    $  128    $240      $266     $  780
   Foreign currency swaps                           --        --     231       135        366
                                                ------    ------    ----      ----     ------
      Total cash flow hedges                       146       128     471       401      1,146
                                                ------    ------    ----      ----     ------
All other derivative instruments:
   Interest rate cap agreements                  1,200     1,000      --        --      2,200
   Credit default swaps                             --        60      89        --        149
   Call options (based on LNC stock)                --        18      --        --         18
   Call options (based on S&P 500 Index(R))      2,185       766      --        --      2,951
                                                ------    ------    ----      ----     ------
      Total other derivative instruments         3,385     1,844      89        --      5,318
                                                ------    ------    ----      ----     ------
         Total derivative instruments           $3,531    $1,972    $560      $401     $6,464
                                                ======    ======    ====      ====     ======

The settlement payments and mark-to-market adjustments on derivative instruments (in millions) recorded on our Consolidated Statements of Income were as follows:

                                           FOR THE YEARS ENDED
                                               DECEMBER 31,
                                           -------------------
                                            2008   2007   2006
                                           -----   ----   ----
Cash flow hedges:
   Interest rate swap agreements(1)        $   4    $ 5    $ 5
   Foreign currency swaps(1)
                                              (1)    (1)    (1)
                                           -----    ---    ---
      Total cash flow hedges                   3      4      4
                                           -----    ---    ---
All other derivative instruments:
   Credit default swaps(1)                     1     --     --
   Call options (based on LNC stock)(2)       (8)    (3)    10
   Call options (based on S&P 500)(3)       (204)     6     62
                                           -----    ---    ---
      Total other derivative instruments    (211)     3     72
                                           -----    ---    ---
         Total derivative instruments      $(208)   $ 7    $76
                                           =====    ===    ===

----------
(1)  Reported in net investment income on our Consolidated Statements of Income.

(2) Reported in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

(3)  Reported in net realized loss on our Consolidated Statements of Income.

DERIVATIVE INSTRUMENTS DESIGNATED AS CASH FLOW HEDGES

Gains (losses) (in millions) on derivative instruments designated as cash flow hedges were as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                                  --------------------
                                                  2008    2007    2006
                                                  ----    ----    ----
Ineffective portion recognized in realized loss    $ 1     $(1)    $ 1
                                                   ===     ===     ===
Gains recognized as a component of OCI with the
   offset to:
   Net investment (income)                         $(2)    $(3)    $(3)
   Benefit expense (recovery)                       --      (1)     (1)
                                                   ---     ---     ---
                                                   $(2)    $(4)    $(4)
                                                   ===     ===     ===

As of December 31, 2008, $7 million of the deferred net gains on derivative instruments in accumulated OCI were expected to be reclassified to earnings during 2009. This reclassification is due primarily to the receipt of interest payments associated with variable rate securities and forecasted purchases, payment of interest on our long-term debt, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of stock appreciation rights ("SARs").

For the years ended December 31, 2008, 2007 and 2006, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

INTEREST RATE SWAP AGREEMENTS

We use a portion of our interest rate swap agreements to hedge our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receive a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income on our Consolidated Statements of Income. Gains or losses on interest rate swaps hedging our interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued.

In addition, we use interest rate swap agreements to hedge our exposure to fixed rate bond coupon payments and the change in underlying asset values as interest rates fluctuate. The net receipts/payments from these interest rate swaps are recorded in net investment income on our Consolidated Statements of Income.

FOREIGN CURRENCY SWAPS

We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains or losses on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued.

CALL OPTIONS (BASED ON LNC STOCK)

We use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted on our stock. Upon option expiration, the payment, if any, is the increase in our stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and are marked-to-market through net income. Call options hedging non-vested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of the SARs liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of the related SARs. Our call option positions will be maintained until such time the related SARs are either exercised or expire and our SARs liabilities are extinguished.

ALL OTHER DERIVATIVE INSTRUMENTS

We use various other derivative instruments for risk management and income generation purposes that either do not qualify for hedge accounting treatment or have not currently been designated by us for hedge accounting treatment.

INTEREST RATE CAP AGREEMENTS

The interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection from the effect of rising interest rates for our annuity business, within our Retirement Solutions - Annuities and Retirement Solutions - Defined Contribution segments. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements do not qualify for hedge accounting under SFAS 133.

CALL OPTIONS (BASED ON LNC STOCK)

We use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under SFAS 133. Mark-to-market changes are recorded in net income as underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

CALL OPTIONS (BASED ON S&P 500)

We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. At each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held generally offsets the change in value of the embedded derivative within the indexed annuity, both of which are recorded as a component of realized gain
(loss) on our Consolidated Statements of Income.

CREDIT DEFAULT SWAPS

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counter-party at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring. Our credit default swaps are not currently qualified for hedge accounting under SFAS 133, as amounts are insignificant

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Information related to our open credit default swaps for which we are the seller (in millions) as of December 31, 2008, was as follows:

              REASON     NATURE       CREDIT                  MAXIMUM
               FOR         OF        RATING OF      FAIR     POTENTIAL
 MATURITY    ENTERING   RECOURSE   COUNTERPARTY   VALUE(4)     PAYOUT
----------   --------   --------   ------------   --------   ---------
 3/20/2010      (1)        (3)        Aa3/A+        $(1)       $ 10
 6/20/2010      (1)        (3)         Aa2/A         --          10
12/20/2012      (2)        (3)        Aa2/A+         --          10
12/20/2012      (2)        (3)        Aa2/A+         --          10
12/20/2012      (2)        (3)          A1/A         --          10
12/20/2012      (2)        (3)          A1/A         (1)         10
 3/20/2017      (2)        (3)          A2/A        (14)         22(5)
 3/20/2017      (2)        (3)          A2/A        (10)         14(5)
 3/20/2017      (2)        (3)          A2/A         (8)         18(5)
 3/20/2017      (2)        (3)          A2/A        (11)         18(5)
 3/20/2017      (2)        (3)          A2/A         (6)         17(5)
                                                   ----        ----
                                                   $(51)       $149
                                                   ====        ====

----------
(1) Credit default swap was entered into in order to generate income by providing protection on a highly rated basket of securities in return for a quarterly payment.

(2) Credit default swap was entered into in order to generate income by providing default protection in return for a quarterly payment.

(3) Seller does not have the right to demand indemnification/compensation from third parties in case of a loss (payment) on the contract.

(4) Broker quotes are used to determine the market value of credit default swaps.

(5) These credit default swaps were sold to a counter party of the issuing special purpose trust as discussed in the "Credit-Linked Notes" section in
     Note 5.

EMBEDDED DERIVATIVES

DEFERRED COMPENSATION PLANS

We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

MODCO AND CFW ARRANGEMENTS

We are involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivatives, as well as the gains or losses on trading securities supporting these arrangements, are recorded through net income as a component of realized gain (loss) on our Consolidated Statements of Income. These embedded derivatives are included in reinsurance related derivative asset or (liability) on the Consolidated Balance Sheets; which amounts were $15 million and $(211) million as of December 31, 2008 and 2007, respectively.

DERIVATIVE RELATED TO REINSURANCE CEDED TO AFFILIATE

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no-lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges. These embedded derivatives are included in reinsurance related derivative asset or (liability) on the Consolidated Balance Sheets; which amounts were $152 million and $109 million as of December 31, 2008 and 2007, respectively.

VARIABLE ANNUITY PRODUCTS

We have certain variable annuity products with GWB and GIB features that are embedded derivatives. Certain features of these guarantees, notably our GIB and 4LATER(R) features, have elements of both insurance benefits accounted for under SOP 03-1 and embedded derivatives accounted for under SFAS 133 and SFAS 157. We weight these features and their associated reserves accordingly based on their hybrid nature. The change in fair value of the embedded derivatives flows through net income as realized gain (loss) on our Consolidated Statements of Income. As of December 31, 2008 and 2007, we had approximately $12.7 billion and $18.9 billion, respectively, of account values that were attributable to variable annuities with a GWB feature. As of December 31, 2008 and 2007, we had approximately $4.7 billion and $4.9 billion, respectively, of account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

We implemented a hedging strategy designed to mitigate the income statement volatility caused by changes in the equity markets, interest rates, and volatility associated with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivatives of the GWB and GIB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

AVAILABLE-FOR-SALE SECURITIES

We own various debt securities that either: contain call options to exchange the debt security for other specified securities of the borrower, usually common stock; or contain call options to receive the return on equity-like indexes. These embedded derivatives have not been qualified for hedge accounting treatment under SFAS 133; therefore, the change in fair value of the embedded derivatives flows through net investment income on our Consolidated Statements of Income.

CREDIT RISK

We are exposed to credit loss in the event of nonperformance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or non-performance risk. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We and LNC are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of the derivatives contract, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring us to post collateral upon significant downgrade. We do not believe the inclusion of termination or collateralization events pose any material threat to the liquidity position of any insurance subsidiary of the Company. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2008 and 2007, the exposure was $150 million and $169 million, respectively.

7. FEDERAL INCOME TAXES

The components of federal income tax expense (benefit) as reported on the Consolidated Statements of Income (in millions) were as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                                -------------------
                                                 2008   2007   2006
                                                -----   ----   ----
Current                                         $(292)  $372   $244
Deferred                                          224    132    216
                                                -----   ----   ----
   Total federal income tax expense (benefit)   $ (68)  $504   $460
                                                =====   ====   ====

A reconciliation of the effective tax rate differences (dollars in millions) was as follows:

                                                  FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                                  -------------------
                                                   2008   2007   2006
                                                   ----   ----   ----
Tax rate of 35% times pre-tax income               $ 65   $610   $568
Effect of:
   Separate account dividend received deduction     (82)   (88)   (80)
   Tax credits                                      (25)   (22)   (21)
   Prior year tax return adjustment                 (34)   (14)   (25)
   Other items                                        8     18     18
                                                   ----   ----   ----
      Provision (benefit) for income taxes         $(68)  $504   $460
                                                   ====   ====   ====
   Effective tax rate                               N/M     29%    28%
                                                   ====   ====   ====

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax income of $186 million resulted in a tax benefit of $68 million in 2008, the effective tax rate was not meaningful. The separate account dividend received deduction included in the table above is exclusive of any prior years' tax return resolution.

The federal income tax asset (liability) (in millions), which is included in other assets as of December 31, 2008, and other liabilities as of December 31, 2007, on our Consolidated Balance Sheets, was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                   2008    2007
                                                   ----   -----
Current                                            $(66)  $(390)
Deferred                                            954    (239)
                                                   ----   -----
   Total federal income tax asset (liability)      $888   $(629)
                                                   ====   =====

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                           AS OF DECEMBER 31,
                                                           ------------------
                                                              2008     2007
                                                             ------   ------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds     $1,550   $1,904
Reinsurance deferred gain                                       190      244
Modco embedded derivative                                        --       74
Postretirement benefits other than pensions                      21        8
Compensation and benefit plans                                  135      175
Net unrealized loss on securities available-for-sale          2,142       --
Other investments                                               362       77
Ceding commission asset                                           5        7
Other                                                           102       55
                                                             ------   ------
      Total deferred tax assets                               4,507    2,544
                                                             ------   ------
DEFERRED TAX LIABILITIES
Deferred acquisition costs                                    1,992    1,436
Net unrealized gain on securities available-for-sale             --       40
Net unrealized gain on trading securities                        12       71
Present value of business in-force                            1,317      985
Modco embedded derivative                                         5       --
Other                                                           227      251
                                                             ------   ------
   Total deferred tax liabilities                             3,553    2,783
                                                             ------   ------
      Net deferred tax asset (liability)                     $  954   $ (239)
                                                             ======   ======

LNL and its affiliates, with the exception of JPL, JPFIC and JPLA as noted below, are part of a consolidated federal income tax filing with LNC. JPL filed a separate federal income tax return until its merger with LNL on April 2, 2007. JPFIC filed a separate federal income tax return until its merger into LNL on July 2, 2007. JPLA was part of a consolidated federal income tax filing with JPFIC until its merger with LNY on April 2, 2007.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. As of December 31, 2008 and 2007, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2008 and 2007.

As discussed in Note 2, we adopted FIN 48 on January 1, 2007. As of December 31, 2008 and 2007, $142 million and $134 million, of our unrecognized tax benefits presented below, if recognized, would have impacted our income tax expense and our effective tax rate. We anticipate a change to our unrecognized tax benefits during 2009 to range of none to $48 million.

A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                       FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                       -------------------
                                                           2008   2007
                                                           ----   ----
Balance at beginning-of-year                               $290   $272
   Increases for prior year tax positions                    16      5
   Decreases for prior year tax positions                   (46)    (1)
   Increases for current year tax positions                  20     21
   Decreases for current year tax positions                  (6)    (7)
   Decreases for settlements with taxing authorities         (8)    --
   Decreases for lapse of statute of limitations             (2)    --
                                                           ----   ----
      Balance at end-of-year                               $264   $290
                                                           ====   ====

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.

During the years ended December 31, 2008, 2007 and 2006, we recognized interest and penalty expense related to uncertain tax positions of $1 million, $19 million and $13 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $64 million and $64 million as of December 31, 2008 and 2007, respectively.

We are subject to annual tax examinations from the Internal Revenue Service ("IRS"). During the third quarter of 2008, the IRS completed its examination for tax years 2003 and 2004 resulting in a proposed assessment. We believe a portion of the assessment is inconsistent with existing law are protesting it through the established IRS appeals process. We do not anticipate that any adjustments that might result from such audits would be material to our consolidated results of operations or financial condition. We are currently under audit by the IRS for years 2005 and 2006. The Jefferson-Pilot subsidiaries acquired in the April 2006 merger are subject to a separate IRS examination cycle. For the former Jefferson-Pilot Corporation and its subsidiaries, the IRS is examining tax year ended April 2nd, 2006.

8. DAC, VOBA, AND DSI

During the fourth quarter of 2008, we recorded a decrease to income totaling $262 million, for a reversion to the mean prospective unlocking of DAC, VOBA, and DSI as a result of significant and sustained declines in the equity markets during 2008. The pre-tax impact for these items is included within the prospective unlocking line items in the changes in DAC, VOBA, and DSI tables below.

Changes in DAC (in millions) were as follows:

                                                          FOR THE YEARS
                                                       ENDED DECEMBER 31,
                                                    ------------------------
                                                     2008     2007     2006
                                                    ------   ------   ------
Balance at beginning-of-year                        $5,765   $4,577   $3,676
   Cumulative effect of adoption of SOP 05-1            --      (31)      --
   Dividend of FPP                                      --     (246)      --
   Reinsurance ceded to LNBAR                         (230)      --       --
   Deferrals                                         1,811    2,002    1,479
   Amortization, net of interest:
      Prospective unlocking -- assumption changes     (368)      27       (9)
      Prospective unlocking -- model refinements        44      (49)      (2)
      Retrospective unlocking                         (120)      64       35
      Other amortization, net of interest             (704)    (753)    (635)
   Adjustment related to realized gains on
      available-for-sale securities and
      derivatives                                      129       78      (53)
   Adjustment related to unrealized losses on
      available-for-sale securities and
      derivatives                                    1,094       96       86
                                                    ------   ------   ------
         Balance at end-of-year                     $7,421   $5,765   $4,577
                                                    ======   ======   ======

Changes in VOBA (in millions) were as follows:

                                                          FOR THE YEARS
                                                       ENDED DECEMBER 31,
                                                    ------------------------
                                                     2008     2007     2006
                                                    ------   ------   ------
Balance at beginning-of-year                        $2,809   $3,032   $  742
   Cumulative effect of adoption of
      SOP 05-1                                          --      (35)      --
   Business acquired                                    --       14    2,478
   Deferrals                                            40       46       96
   Amortization, net of interest:
      Prospective unlocking -- assumption changes       (7)      13        5
      Prospective unlocking -- model refinements         6       (2)      --
      Retrospective unlocking                          (38)      13        6
      Other amortization                              (335)    (421)    (349)
   Accretion of interest                               116      125      111
   Adjustment related to realized gains (losses)
      on available-for-sale securities and
      derivatives                                       98       --       (9)
   Adjustment related to unrealized gains
      (losses) on available-for-sale securities
      and derivatives                                1,074       24      (48)
                                                    ------   ------   ------
         Balance at end-of-year                     $3,763   $2,809   $3,032
                                                    ======   ======   ======

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2008, was as follows:

2009         $  258
2010            241
2011            209
2012            192
2013            175
Thereafter    1,626
             ------
   Total     $2,701
             ======

Changes in DSI (in millions) were as follows:

                                                      FOR THE YEARS
                                                   ENDED DECEMBER 31,
                                                   ------------------
                                                   2008   2007   2006
                                                   ----   ----   ----
Balance at beginning-of-year                       $279   $194   $129
   Cumulative effect of adoption of SOP 05-1         --     (3)    --
   Deferrals                                         96    116     86
   Amortization, net of interest:
      Prospective unlocking -- assumption changes   (37)     2      1
      Prospective unlocking -- model refinements     --     (1)    --
      Retrospective unlocking                        (6)     1      3
      Other amortization, net of interest           (28)   (35)   (22)
   Adjustment related to realized gains (losses)
      on available-for-sale securities and
      derivatives                                     6      5     (3)
                                                   ----   ----   ----
         Balance at end-of-year                    $310   $279   $194
                                                   ====   ====   ====

9. REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Income, excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                                        FOR THE YEARS
                                                      ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2008      2007      2006
                                                 -------   -------   -------
Direct insurance premiums and fees               $ 5,853   $ 5,645   $ 4,587
Reinsurance assumed                                   18        12         8
Reinsurance ceded                                 (1,056)   (1,063)   (1,021)
                                                 -------   -------   -------
   Total insurance premiums and fees, net        $ 4,815   $ 4,594   $ 3,574
                                                 =======   =======   =======
Direct insurance benefits                        $ 4,245   $ 3,579   $ 2,662
Reinsurance recoveries netted against benefits    (1,600)   (1,249)     (904)
                                                 -------   -------   -------
   Total benefits, net                           $ 2,645   $ 2,330   $ 1,758
                                                 =======   =======   =======

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance in order to limit our exposure to mortality losses and enhance our capital management. As discussed in Note 25, a portion of this reinsurance activity is with affiliated companies.

Under our reinsurance program, we reinsure approximately 50% to 55% of the mortality risk on newly issued non-term life insurance contracts and approximately 40% to 45% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $10 million on a single insured life issued on fixed and VUL insurance contracts. Additionally, the retention per single insured life for term life insurance and for corporate owned life insurance is $2 million for each type of insurance. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2008, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits.

We obtain reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001, through a series of indemnity reinsurance transactions. Swiss Re represents our largest reinsurance exposure. Under the indemnity reinsurance agreements, Swiss Re reinsured certain of our liabilities and obligations. As we are not relieved of our legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $4.2 billion as of December 31, 2008. Swiss Re has funded a trust, with a balance of $1.9 billion as of December 31, 2008, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2008, included $1.8 billion and $26 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as a deferred gain in the liability section of our Consolidated Balance Sheets in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration

Contracts" ("SFAS 113"). The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2008, 2007 and 2006 we amortized $50 million, $55 million and $49 million, after-tax, respectively, of deferred gain on the sale of the reinsurance operation.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our Consolidated Balance Sheets as of December 31, 2008, may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under SFAS 113 the Company would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoverable from Swiss Re. However, SFAS 113 does not permit us to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would not transfer any cash to Swiss Re as a result of these developments.

In the second quarter of 2007, we recognized increased reserves on the business sold and recognized a deferred gain that is being amortized into income at the rate that earnings are expected to emerge within a 15 year period. This adjustment resulted in a non-cash charge of $13 million, after-tax, to increase reserves, which was partially offset by a cumulative "catch-up" adjustment to the deferred gain amortization of $5 million, after-tax, for a total decrease to net income of $8 million. The impact of the accounting for reserve adjustments related to this reinsurance treaty is excluded from our definition of income from operations.

10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                               FOR THE YEAR ENDED DECEMBER 31, 2008
                          ---------------------------------------------
                          BALANCE AT     PURCHASE               BALANCE
                          BEGINNING-    ACCOUNTING   DIVIDEND   AT END-
                            OF-YEAR    ADJUSTMENTS    OF FPP    OF-YEAR
                          ----------   -----------   --------   -------
Retirement Solutions:
   Annuities                $1,046        $ (6)         $--      $1,040
   Defined Contribution         20          --           --          20
Insurance Solutions:
   Life Insurance            2,199         (13)                   2,186
   Group Protection            274          --           --         274
                            ------        ----          ---      ------
      Total goodwill        $3,539        $(19)         $--      $3,520
                            ======        ====          ===      ======

                               FOR THE YEAR ENDED DECEMBER 31, 2007
                          ---------------------------------------------
                          BALANCE AT     PURCHASE               BALANCE
                          BEGINNING-    ACCOUNTING   DIVIDEND   AT END-
                            OF-YEAR    ADJUSTMENTS    OF FPP    OF-YEAR
                          ----------   -----------   --------   -------
Retirement Solutions:
   Annuities                $1,032         $14          $--      $1,046
   Defined Contribution         20          --           --          20
Insurance Solutions:
   Life Insurance            2,181          20           (2)      2,199
   Group Protection            281          (7)          --         274
                            ------         ---          ---      ------
      Total goodwill        $3,514         $27          $(2)     $3,539
                            ======         ===          ===      ======

The purchase accounting adjustments above relate to income tax deductions recognized when stock options attributable to mergers were exercised or the release of unrecognized tax benefits acquired through mergers.

We performed a Step 1 goodwill impairment analysis on all of our reporting units, which utilized primarily a discounted cash flow valuation technique. The discounted cash flow analysis required us to make judgments about revenues, earnings projections, growth rates and discount rates. We also considered other valuation techniques such as an analysis of peer companies and market participants. In the valuation process, we gave consideration to the current economic and market conditions. We also updated our October 1 analysis of goodwill impairment to reflect fourth quarter results and forecasts as of December 31, 2008, due to sharp declines in the equity markets and our stock price in the fourth quarter. In determining the estimated fair value of our reporting units, we incorporated consideration of discounted cash flow calculations, peer company price-to-earnings multiples, the level of our own share price and assumptions that market participants would make in valuing our reporting units. Our fair value estimations were based primarily on an in-depth analysis of future cash flows and relevant discount rates, which considered market participant inputs (income approach).

All of our reporting units passed the Step 1 analysis. While the Step 1 analysis of our Insurance Solutions - Life reporting unit indicated that its fair value exceeded its carrying value, the margin above carrying value was relatively small. Therefore, we concluded that we should perform additional analysis for our Insurance Solutions - Life reporting unit under the Step 2 requirements of SFAS 142. In our Step 2 analysis, we estimated the implied fair value of the reporting unit's goodwill as determined by allocating the reporting unit's fair value determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test by performing a hypothetical purchase price allocation as if the reporting unit had been acquired for its estimated fair value on that date. We utilized very detailed forecasts of cash flows and market observable inputs in determining a fair value of the net assets for each of the reporting units similar to what would be estimated in a business combination between market participants. The implied fair value of goodwill for Insurance Solutions - Life was higher than its carrying amount; therefore, the goodwill for this reporting unit was not impaired.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                AS OF DECEMBER 31,
                                                -------------------------------------------------
                                                          2008                      2007
                                                -----------------------   -----------------------
                                                  GROSS                     GROSS
                                                CARRYING    ACCUMULATED   CARRYING    ACCUMULATED
                                                 AMOUNT    AMORTIZATION    AMOUNT    AMORTIZATION
                                                --------   ------------   --------   ------------
Individual Markets -- Life Insurance:
   Sales force                                    $100          $11         $100          $ 7
Retirement Solutions -- Defined Contribution:
   Mutual fund contract rights(1)                    3           --            3           --
                                                  ----          ---         ----          ---
      Total                                       $103          $11         $103          $ 7
                                                  ====          ===         ====          ===

----------
(1)  No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2008 was as follows:

2009         $ 4
2010           4
2011           4
2012           4
2013           4
Thereafter    69
             ---
   Total     $89
             ===

11. GUARANTEED BENEFIT FEATURES

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GDB, GWB and GIB features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

Certain features of these guarantees are considered embedded derivatives and are recorded in future contract benefits on our Consolidated Balance Sheets at fair value under SFAS 133 and SFAS 157. Other guarantees that are not considered embedded derivatives meet the criteria as insurance benefits and are accounted for under the valuation techniques included in SOP 03-1. Still other guarantees contain characteristics of both an embedded derivative and an insurance benefit and are accounted for under an approach that weights these features and their associated reserves accordingly based on their hybrid nature. Effective January 1, 2008, we adopted SFAS 157, which affected the valuation of our embedded derivatives. See Note 22 for details on the adoption of SFAS 157. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in fair value of the embedded derivatives. The net impact of these changes is reported as guaranteed living benefits ("GLB"), which is reported as a component of realized gain (loss) on our Consolidated Statements of Income and is discussed in Note 16.

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                            AS OF DECEMBER 31,
                                           -------------------
                                             2008       2007
                                           --------   --------
RETURN OF NET DEPOSITS
Total account value                         $33,907    $44,833
Net amount at risk(1)                         6,337         93
Average attained age of contract holders   56 years   55 years
MINIMUM RETURN
Total account value                         $   191    $   355
Net amount at risk(1)                           109         25
Average attained age of contract holders   68 years   68 years
Guaranteed minimum return                         5%         5%
ANNIVERSARY CONTRACT VALUE
Total account value                         $16,950    $25,537
Net amount at risk(1)                         8,402        359
Average attained age of contract holders   65 years   64 years

----------
(1) Represents the amount of death benefit in excess of the account balance. The increase in net amount of risk when comparing December 31, 2008, to December 31, 2007, was attributable primarily to the decline in equity markets and associated reduction in the account values.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                     FOR THE YEARS ENDED
                                        DECEMBER 31,
                                    --------------------
                                    2008    2007    2006
                                    ----    ----    ----
Balance at beginning-of-year        $ 38     $23     $15
   Cumulative effect of adoption
      of SOP 05-1                     --      (4)     --
   Changes in reserves               312      25      14
   Benefits paid                     (73)     (6)     (6)
                                    ----     ---     ---
Balance at end-of-year              $277     $38     $23
                                    ====     ===     ===

The changes to the benefit reserves amounts above are reflected in benefits on our Consolidated Statements of Income.

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                    AS OF DECEMBER 31,
                                    ------------------
                                      2008       2007
                                    -------    -------
ASSET TYPE
Domestic equity                     $24,877    $44,982
International equity                  9,204      8,076
Bonds                                 6,701      8,034
Money market                          5,802      6,545
                                    -------    -------
   Total                            $46,584    $67,637
                                    =======    =======
Percent of total variable annuity
  separate account values                99%        97%

Future contract benefits also include reserves for our products with secondary guarantees for our products sold through our Insurance Solutions - Life Insurance segment. These UL and VUL products with secondary guarantees represented approximately 34% of permanent life insurance in force as of December 31, 2008 and approximately 68% of sales for these products in 2008.

12. OTHER CONTRACT HOLDER FUNDS

Details of other contract holder funds (in millions) were as follows:

                                         AS OF DECEMBER 31,
                                         ------------------
                                            2008     2007
                                          -------  -------
Account values and other contract
   holder funds                           $57,875  $56,668
Deferred front-end loads                      948      768
Contract holder dividends payable             498      524
Premium deposit funds                         109      113
Undistributed earnings on participating
   business                                    11       95
                                          -------  -------
      Total other contract holder funds   $59,441  $58,168
                                          =======  =======

As of December 31, 2008 and 2007, participating policies comprised approximately 1.4% and 1.5%, respectively, of the face amount of insurance in force, and dividend expenses were $92 million for the year ended December 31, 2008 and $85 million for the years ended December 31, 2007 and 2006, respectively.

13. SHORT-TERM AND LONG-TERM DEBT

Details underlying short-term and long-term debt (in millions) were as follows:

                                     AS OF DECEMBER 31,
                                     ------------------
                                        2008     2007
                                       ------   ------
Short-term debt(1)                     $    4   $   18
Note due LNC, due 2009                     --      155
                                       ------   ------
   Total short-term debt               $    4   $  173
                                       ======   ======
Long-term debt:
   Note due LNC, due 2010              $  155   $   --
   LIBOR + 0.03% note, due 2017           250       --
   LIBOR + 1.00% note, due 2037           375      375
   Surplus Notes due LNC:
      9.76% surplus note, due 2024         50       50
      6.56% surplus note, due 2028        500      500
      6.03% surplus note, due 2028        750      750
                                       ------   ------
         Total surplus notes            1,300    1,300
                                       ------   ------
            Total long-term debt       $2,080   $1,675
                                       ======   ======

----------
(1)  The short-term debt represents short-term notes payable to LNC.

A consolidated subsidiary of LNL issued two notes for a combined amount not to exceed $250 million to LNC in 2006. The notes called for us to pay the principal amount of the notes on or before September 30, 2008 and interest to be paid monthly at a rate equal to the Federal Reserve Board's 30 day AA- financial commercial paper rate plus ten basis points. As of December 31, 2006, $139 million had been advanced to us and was classified as long-term debt. During 2007, $16 million was borrowed, bringing the outstanding balance to $155 million, which was classified as short-term debt. During the third quarter of 2008, the notes were extended and are now due on September 30, 2010. The notes are now classified as long-term debt.

In the third quarter of 2008, LNL made an investment of $19 million in the Federal Home Loan Bank of Indianapolis ("FHLBI"), a AAA-rated entity. This relationship provides us with another source of liquidity as an alternative to commercial paper and repurchase agreements as well as provides funding at comparatively low borrowing rates. We are allowed to borrow up to 20 times the amount of our common stock investment in FHLBI. All borrowings from the FHLBI are required to be secured by certain investments owned by LNL. As of December 31, 2008, based on our common stock investment, we had borrowing capacity of up to approximately $378 million from FHLBI. We also had a $250 million floating-rate term loan outstanding under the facility due June 20, 2017, which may be prepaid beginning June 20, 2010.

On October 9, 2007, we issued a note of $375 million to LNC. This note calls for us to pay the principal amount of the note on or before October 9, 2037 and interest to be paid quarterly at an annual rate of LIBOR + 1.00%.

During 2007, our surplus note for $50 million to HARCO Capital Corporation was transferred to LNC. This note calls for us to pay the principal amount of the note on or before September 30, 2024 and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part twice per year. Any payment of interest or repayment of principal may be paid only if we have obtained the prior written approval of the Indiana Insurance Commissioner, have adequate earned surplus funds for such payment and if such payment would not cause us to violate the statutory capital requirements as set forth in the General Statutes of Indiana.

We issued a surplus note for $500 million to LNC in 1998. This note calls for us to pay the principal amount of the note on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in 1998. This note calls for us to pay the principal amount of the note on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

14. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Federal and state regulators continue to focus on issues relating to fixed and variable insurance products, including, but not limited to, suitability, replacements and sales to seniors. Like others in the industry, we have received inquiries including requests for information regarding sales to seniors from the Financial Industry Regulatory Authority, and we have responded to these inquiries. We continue to cooperate fully with such authority.

In the ordinary course of its business, LNL and its subsidiaries are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of LNL. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

COMMITMENTS

LEASES

We lease our home office in Fort Wayne, Indiana through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of 5 years each in accordance with the lease agreement. In 2007, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2013.

Total rental expense on operating leases for the years ended December 31, 2008, 2007 and 2006 was $49 million, $56 million and $53 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2008 were as follows:

2009         $ 50
2010           38
2011           33
2012           26
2013           21
Thereafter    107
             ----
             $275
   Total     ====

INFORMATION TECHNOLOGY COMMITMENT

In February 1998, LNC signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNC completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to be approximately $9 million.

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2008, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity product offered in our Retirement Solutions - Annuities segment is significant to this segment. The American Legacy Variable Annuity product accounted for 37%, 46% and 48% of Retirement Solutions - Annuities' variable annuity product deposits in 2008, 2007 and 2006, respectively and represented approximately 62%, 66% and 67% of our total Retirement Solutions - Annuities' variable annuity product account values as of December 31, 2008, 2007 and 2006. In addition, fund choices for certain of our other variable annuity products offered in our Retirement Solutions - Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Retirement Solutions
- Annuities segment, AFIS funds accounted for 44%, 55% and 58% of variable annuity product deposits in 2008, 2007 and 2006 respectively and represented 70%, 75% and 75% of the segment's total variable annuity product account values as of December 31, 2008, 2007 and 2006, respectively.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions of $6 million and $4 million as of December 31, 2008 and 2007, respectively.

GUARANTEES

We have guarantees with off-balance-sheet risks having contractual values of $1 million and $2 million as of December 31, 2008 and 2007, respectively, whose contractual amounts represent credit exposure. We have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. We have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default by borrowers, we have recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expire in 2009. Our assessment of the off-balance-sheet risk was based upon the borrower's credit rating of Baa1.

TAX MATTERS

Changes to the Internal Revenue Code, administrative rulings or court decisions could increase our effective tax rate. In this regard, on August 16, 2007, the Internal Revenue Service ("IRS") issued a revenue ruling that purports, among other things, to modify the calculation of the separate account dividends received deduction received by life insurance companies. Subsequently, the IRS issued another revenue ruling that suspended the August 16, 2007, ruling and announced a new regulation project on the issue. See Note 7 for the impact of the separate account dividends received deduction on our effective tax rate.

15. STOCKHOLDER'S EQUITY

STOCKHOLDER'S EQUITY

All authorized and issued shares of LNL are owned by LNC.

ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):

                                          FOR THE YEARS ENDED
                                              DECEMBER 31,
                                        ----------------------
                                          2008     2007   2006
                                        -------   -----   ----
UNREALIZED GAINS ON
   AVAILABLE-FOR-SALE SECURITIES
Balance at beginning-of-year            $    76   $ 421   $452
Other comprehensive income (loss):
   Unrealized holding losses arising
      during the year                    (7,316)   (871)   (96)
   Change in DAC, VOBA and
      other contract holder funds         2,522     177     29
   Income tax benefit                     1,703     243     23
   Change in foreign currency
      exchange rate adjustment              (66)     18      5
   Less:
      Reclassification adjustment for
         gains (losses) included in
         net income                      (1,042)   (164)    24
      Associated amortization of
         DAC, VOBA, DSI, DFEL
         and changes in other
         contract holder funds              244      29    (37)
      Income tax benefit                    279      47      5
                                        -------   -----   ----
            Balance at end-of-year      $(2,562)  $  76   $421
                                        =======   =====   ====

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                        -------------------
                                         2008   2007   2006
                                         ----   ----   ----
UNREALIZED GAINS ON
   DERIVATIVE INSTRUMENTS
Balance at beginning-of-year             $(19)  $ (9)  $  7
Other comprehensive income (loss):
   Unrealized holding gains arising
      during the year                     (42)    14    (22)
   Change in DAC, VOBA and
      other contract holder funds         (36)    (6)     1
   Income tax (expense) benefit            27     11      2
   Change in foreign currency
      exchange rate adjustment              1    (30)     4
   Less:
      Reclassification adjustment for
         gains (losses) included in
         net income                       (83)    (2)     2
      Associated amortization of
         DAC, VOBA, DSI, DFEL
         and changes in other
         contract holder funds             --      1     --
      Income tax (expense) benefit         29     --     (1)
                                         ----   ----   ----
            Balance at end-of-year       $(15)  $(19)  $ (9)
                                         ====   ====   ====
MINIMUM PENSION LIABILITY
   ADJUSTMENT
Balance at beginning-of-year             $ --   $ --   $ (6)
Other comprehensive income (loss):
   Adjustment arising during the year      --     --      6
                                         ----   ----   ----
         Balance at end-of-year          $ --   $ --   $ --
                                         ====   ====   ====
FUNDED STATUS OF EMPLOYEE
   BENEFIT PLANS
Balance at beginning-of-year             $ (4)  $  4    $--
Other comprehensive income (loss):
   Adjustment arising during the
      year                                (45)   (13)    --
   Income tax benefit                      17      5     --
    Adjustment for adoption of
      SFAS 158, net of tax                 --     --      4
                                         ----   ----   ----
            Balance at end-of-year       $(32)  $ (4)  $  4
                                         ====   ====   ====

16. REALIZED LOSS

Details underlying realized loss (in millions) reported on our Consolidated Statements of Income were as follows:

                                                         FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                        2008     2007    2006
                                                       -----    -----    ----
Total realized loss on investments and certain
   derivative instruments, excluding trading
   securities(1)                                       $(850)   $(114)   $ (5)
Gain on certain reinsurance derivative/trading
   securities(2)                                           5        2       4
Indexed annuity net derivative results(3):
   Gross                                                  13      (17)     (2)
   Associated amortization expense of DAC, VOBA, DSI
      and DFEL                                            22        9       1
Guaranteed living benefits:
   Gross                                                   2      (36)    (16)
   Associated amortization expense of DAC, VOBA, DSI
      and DFEL                                           (23)      28     (19)
Guaranteed death benefits(4):
   Associated amortization expense of DAC, VOBA, DSI
      and DFEL                                            --        1       2
                                                       -----    -----    ----
        Total realized (loss)                          $(831)   $(127)   $(35)
                                                       =====    =====    ====

----------
(1)  See "Realized Loss Related to Investments" section in Note 5 for detail.

(2) Represents changes in the fair value of total return swaps (embedded derivatives) related to various modified coinsurance and coinsurance with funds withheld reinsurance arrangements that have contractual returns related to various assets and liabilities associated with these arrangements. Changes in the fair value of these derivatives are offset by the change in fair value of trading securities in the portfolios that support these arrangements.

(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products as required under SFAS 133 and 157. The year ended December 31, 2008, includes a $10 million gain from the initial impact of adopting SFAS 157.

(4) Represents the change in the fair value of the derivatives used to hedge our GDB riders.

17. UNDERWRITING, ACQUISITION, INSURANCE, RESTRUCTURING AND OTHER EXPENSES

Details underlying underwriting, acquisition, insurance and other expenses (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ---------------------------
                                        2008       2007      2006
                                       ------    -------    ------
Commissions                            $1,863    $ 2,051    $1,527
General and administrative expenses     1,282      1,246     1,093
DAC and VOBA deferrals and interest,
   net of amortization                   (445)    (1,065)     (735)
Other intangibles amortization              4          4         3
Taxes, licenses and fees                  200        192       158
Merger-related expenses                    50         92        27
                                       ------    -------    ------
      Total                            $2,954    $ 2,520    $2,073
                                       ======    =======    ======

All restructuring charges are included in underwriting, acquisition, insurance and other expenses within primarily Other Operations on our Consolidated Statements of Income in the year incurred and for the 2006 restructuring plan most such charges are included within merger-related expenses in the table above.

2008 RESTRUCTURING PLAN

Starting in December 2008, we implemented a restructuring plan in response to the current economic downturn and sustained market volatility, which focused on reducing expenses. These actions included the elimination of approximately 500 jobs across the Company. During the fourth quarter, we recorded a pre-tax charge of $8 million and expect to record additional pre-tax charges of approximately $7 million in 2009 for severance, benefits and related costs associated with the plan for workforce reduction and other restructuring actions. We expect to complete the plan by the end of 2009.

2006 RESTRUCTURING PLAN

Upon completion of the merger with Jefferson-Pilot, we implemented a restructuring plan relating to the integration of our legacy operations with those of Jefferson-Pilot. The realignment will enhance productivity, efficiency and scalability while positioning us for future growth.

Details underlying reserves for restructuring charges (in millions) were as follows:

                                                      TOTAL
                                                      -----
Restructuring reserve at December 31, 2007             $  2
Amounts incurred in 2008
   Employee severance and termination benefits            2
   Other                                                 --
                                                       ----
      Total 2008 restructuring charges                    2
Amounts expended in 2008                                 (3)
                                                       ----
         Restructuring reserve at December 31, 2008    $  1
                                                       ====
Additional amounts expended in 2008 that do not
   qualify as restructuring charges                    $ 48
Total expected costs                                    190
Expected completion date: 4th Quarter 2009

The total expected costs include both restructuring charges and additional expenses that do not qualify as restructuring charges that are associated with the integration activities. Merger integration costs relating to employee severance and termination benefits of $13 million were included in other liabilities on our Consolidated Balance Sheets in the purchase price allocation. In the first quarter of 2007, an additional $9 million was recorded to goodwill and other liabilities as part of the final adjustment to the purchase price allocation related to employee severance and termination benefits.

18. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC maintains qualified funded defined benefit pension plans in which many of our employees, including those of LNL, are participants. LNC also maintains non-qualified, unfunded defined benefit pension plans for certain employees, and certain employees and certain retired employees of acquired companies. In addition, for certain employees LNC has supplemental retirement plans that provide defined pension benefits in excess of limits imposed by federal tax law. All of LNC's U.S. defined benefit pension plans were "frozen" as of either December 31, 1994, or December 31, 2007, or earlier. For their frozen plans, there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service or date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. Under the cash balance formula benefits are stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest Credits continue until the employee's benefit is paid.

LNC also sponsors voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide employee benefits and also are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors, including years of service and year of retirement. Effective January 1, 2008, the postretirement plan providing benefits to former employees of Jefferson-Pilot was amended such that only employees who had attained age 55 with a minimum of 10 years of service by December 31, 2007, and who later retire on or after age 60 with 15 years of service will be eligible to receive life insurance benefits when they retire.

OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our defined benefit plan asset activity and defined benefit plan obligations was as follows:

                                                           AS OF AND FOR THE YEARS ENDED
                                                                    DECEMBER 31,
                                                        -----------------------------------
                                                         2008      2007      2008      2007
                                                        -----     -----     -----     -----
                                                                                 OTHER
                                                            PENSION          POSTRETIREMENT
                                                            BENEFITS            BENEFITS
                                                        ---------------     ---------------
CHANGE IN PLAN ASSETS
Fair value at beginning-of-year                         $ 140     $ 141     $  --     $  --
Actual return on plan assets                              (31)        8        --        --
Company and participant contributions                      --        (1)        2         2
Benefits paid                                              (8)       (8)       (2)       (2)
                                                        -----     -----     -----     -----
   Fair value at end-of-year                              101       140        --        --
                                                        -----     -----     -----     -----
CHANGE IN BENEFIT OBLIGATION
Balance at beginning-of-year                              116       117        14        19
Interest cost                                               7         7         1         1
Plan participants' contributions                           --        --         1         1
Actuarial (gains) losses                                   --        --        --        (4)
Benefits paid                                              (8)       (8)       (2)       (3)
                                                        -----     -----     -----     -----
   Balance at end-of-year                                 115       116        14        14
                                                        -----     -----     -----     -----
      Funded status of the plans                        $ (14)    $  24     $ (14)    $ (14)
                                                        =====     =====     =====     =====
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets                                            $   5     $  25     $  --     $  --
Other liabilities                                         (19)       (1)      (14)      (14)
                                                        -----     -----     -----     -----
   Net amount recognized                                $ (14)    $  24     $ (14)    $ (14)
                                                        =====     =====     =====     =====
AMOUNTS RECOGNIZED IN ACCUMULATED OCI, NET OF TAX
Net (gain) loss                                         $  35     $   8     $  (3)    $  (4)
                                                        -----     -----     -----     -----
   Net amount recognized                                $  35     $   8     $  (3)    $  (4)
                                                        =====     =====     =====     =====
RATE OF INCREASE IN COMPENSATION
Salary continuation plan                                  N/A      4.00%      N/A      0.00%
All other plans                                           N/A      4.00%     4.00%     4.00%
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate                        6.00%     6.08%     6.00%     6.00%
   Expected return on plan assets                        8.00%     8.00%     6.50%     6.50%
Net periodic benefit cost:
   Weighted-average discount rate                        6.00%     6.00%     6.00%     6.00%
   Expected return on plan assets                        8.00%     8.00%     6.50%     6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the plan's target plan allocation. LNC reevaluates this assumption at an interim date each plan year. For 2009, our expected return on plan assets for the U.S. pension plan will be 8%.

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was as follows:

                                                     AS OF DECEMBER 31,
                                                     ------------------
                                                     2008   2007   2006
                                                     ----   ----   ----
Health care cost trend rate                           N/A     12%    12%
Pre-65 health care cost trend rate                     10%   N/A    N/A
Post-65 health care cost trend rate                    12%   N/A    N/A
Ultimate trend rate                                     5%     5%     5%
Year that the rate reaches the ultimate trend rate   2019   2018   2017

In order to improve the measurement of the heath care trend rate with industry trends and practice, we separated our trend rate to assess the pre-65 and post-65 populations separately for the year ended December 31, 2008. LNC expects the health care cost trend rate for 2009 to be 10% for pre-65 and 13% for the post-65 population. The health care cost trend rate assumption is a key percentage that affects the amounts reported. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components of less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                 AS OF DECEMBER 31,
                                 -----------------
                                    2008   2007
                                    ----   ----
Accumulated benefit obligation       $91    $ 1
Projected benefit obligation          91      1
Fair value of plan assets
                                      72     --

COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net defined benefit pension plan and postretirement benefit plan expense (in millions) were as follows:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                             ------------------------------------------
                                                                   OTHER POSTRETIREMENT
                                               PENSION BENEFITS          BENEFITS
                                             -------------------   --------------------
                                             2008    2007   2006    2008   2007   2006
                                             ----   -----   ----    ----   ----   ----
Interest cost                                $  7    $  7    $ 6     $ 1    $ 1    $ 1
Expected return on plan assets                (11)    (11)    (9)     --     --     --
Recognized net actuarial (gain) loss            1      --      1      (1)    (1)    --
                                             ----    ----    ---     ---    ---    ---
   Net periodic benefit expense (recovery)   $ (3)   $ (4)   $(2)    $--    $--    $ 1
                                             ====    ====    ===     ===    ===    ===

For 2009, the estimated amount of amortization from accumulated OCI into net periodic benefit expense related to net actuarial (gains) losses is expected to be approximately a $5 million loss for our pension benefit plan and approximately an $1 million gain for our postretirement benefit plan.

PLAN ASSETS

Our pension plan asset allocations by asset category based on estimated fair values were as follows:

                               AS OF
                            DECEMBER 31,
                            ------------     TARGET
                             2008   2007   ALLOCATION
                             ----   ----   ----------
Domestic large cap equity      32%    37%      35%
International equity           14%    15%      15%
Fixed income securities        53%    48%      50%
Cash and cash equivalents       1%     0%       0%
                              ---    ---
   Total                      100%   100%
                              ===    ===

The primary investment objective for the assets related to our U.S. defined benefit pension plan is for capital appreciation with an emphasis on avoiding undue risk. Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed income securities and other asset classes the investment managers deem prudent. Three- and five-year time horizons are utilized as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Our defined benefit plan assets have been combined into a master retirement trust where a variety of qualified managers, with Northern Trust as the manager of managers, are expected to rank in the upper 50% of similar funds over the three-year periods and above an appropriate index over five-year periods. Managers are monitored for adherence to approved investment policy guidelines, changes in material factors and legal or regulatory actions. Managers not meeting these criteria will be subject to additional due diligence review, corrective action or possible termination.

We currently target asset weightings as follows: domestic equity allocations (32%) are split into large cap growth (14%), large cap value (14%) and small cap (4%); international equity; and fixed income allocations are weighted between core fixed income and long-term bonds. The performance of the pension trust assets is monitored on a quarterly basis relative to the plan's objectives. The performance of the trust is measured against the following indices: Russell 1000 Index; Morgan Stanley Capital International Europe, Australia and Far East Index; and Lehman Brothers Aggregate Bond Index. We review this investment policy on an annual basis.

Prior to 2007, our plan assets were principally managed by LNC's Investment Management segment. During the last quarter of 2007, the management of the equity portion of these plan assets was transferred to third-party managers. LNC's Investment Management segment continues to manage the plan's fixed income securities, which comprise approximately 50% of plan assets.

PLAN CASH FLOWS

It is LNC's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. In accordance with such practice, no contributions were made nor required for the years ended December 31, 2008 or 2007. No contributions are required nor expected to be made in 2009.

LNC expects the following benefit payments (in millions):

                    PENSION PLANS       POSTRETIREMENT PLANS
                --------------------   ---------------------
                  U.S.                                NOT
                DEFINED   REFLECTING              REFLECTING
                BENEFIT    MEDICARE    MEDICARE    MEDICARE
                PENSION     PART D      PART D      PART D
                 PLANS      SUBSIDY     SUBSIDY     SUBSIDY
                -------   ----------   --------   ----------
2009              $ 8         $2          $--         $2
2010                9          2           --          2
2011                9          2           --          2
2012                9          2           --          2
2013                9          2           --          2
Following
   Five Years
   Thereafter      46          6           (1)         7

19. 401(k), MONEY PURCHASE AND PROFIT SHARING PLANS

LNC sponsors a contributory defined contribution plan or a 401(k) plan for our eligible employees, including those of LNL. LNL sponsors a number of contributory defined plans for agents only. These plans include a 401(k) plan for eligible agents and a defined contribution money purchase plan for eligible agents of the former Jefferson-Pilot. LNL also sponsor a money purchase plan for LNL agents that was frozen in 2004.

LNC or LNL makes contributions and matching contributions to each of the active plans in accordance with the plan document and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended.

The expenses (in millions) for the 401(k) and profit sharing plans were as follows:

                                                         FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
Total expenses for the 401(k) and profit sharing plans    $54    $31    $22

DEFERRED COMPENSATION PLANS

LNC sponsors separate non-qualified unfunded, deferred compensation plans for certain of our employees, including those of LNL. LNL sponsors non-qualified unfunded, deferred compensation plan for certain agents.

Liabilities (in millions) with respect to these deferred compensation plans were as follows:

                    AS OF DECEMBER 31,
                    ------------------
                        2008   2007
                        ----   ----
Total liabilities       $132   $137

THE DEFERRED COMPENSATION PLAN FOR CERTAIN U.S. EMPLOYEES

Certain U.S. employees may participate in the Deferred Compensation & Supplemental/Excess Retirement Plan (the "DC SERP"). All participants may elect to defer payment of a portion of their compensation as defined by the plan. DC SERP participants may select from a menu of "phantom" investment options (identical to those offered under our qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of the DC SERP, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC makes matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amount of our contribution is calculated in accordance with the plan document, which is similar to our 401(k) plans. Expenses (in millions) for this plan were as follows:

                                          FOR THE YEARS ENDED
                                              DECEMBER 31,
                                          -------------------
                                           2008   2007   2006
                                           ----   ----   ----
Employer matching contributions              $5    $ 1    $ 4
Increase in measurement of liabilities,
   net of LNC total return swap               1     10     13
                                            ---    ---    ---
   Total DC SERP expenses                    $6    $11    $17
                                            ===    ===    ===

The terms of the DC SERP provide that plan participants who select our stock as the measure for their investment return will receive shares of LNC stock in settlement of this portion of their accounts at the time of distribution. In addition, participants are precluded from diversifying any portion of their deferred compensation plan account that has been credited to the stock unit fund. Consequently, changes in value of our stock do not affect the expenses associated with this portion of the deferred compensation plan.

DEFERRED COMPENSATION PLANS FOR CERTAIN AGENTS

LNL also sponsors a deferred compensation plan for certain eligible agents. Plan participants receive contributions based on their earnings. Plan participants may select from a menu of "phantom" investment options used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of these plans, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNL agents invest in phantom investments that mirror those offered to qualified plan participants. Jefferson-Pilot agents invest in a different line up of "phantom" investments. Expenses (in millions) for this plan were as follows:

                                          FOR THE YEARS ENDED
                                              DECEMBER 31,
                                          -------------------
                                           2008   2007   2006
                                           ----   ----   -----
Employer matching contributions              $2     $3    $--
Increase in measurement of liabilities,
   net of LNC total return swap               2      5      8
                                            ---    ---    ---
   Total expenses for certain agents         $4     $8     $8
                                            ===    ===    ===

20. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees are included in LNC's various incentive plans that provide for the issuance of stock options, stock incentive awards, SARs, restricted stock awards, performance shares (performance-vested shares as opposed to time-vested shares) and deferred stock units - also referred to as "restricted stock units." LNC has a policy of issuing new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive compensation plans was as follows:

                         FOR THE YEARS ENDED
                             DECEMBER 31,
                         -------------------
                          2008   2007   2006
                          ----   ----   ----
Stock options              $ 8    $10    $ 3
Shares                       2      3     19
Cash awards                 --     --      1
SARs                         4      5     (1)
Restricted stock             5      6      1
                           ---    ---    ---
   Total                   $19    $24    $23
                           ===    ===    ===
Recognized tax benefit     $ 7    $ 8    $ 8

21. STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

Specified statutory information (in millions) was as follows:

                      AS OF DECEMBER 31,
                      ------------------
                         2008     2007
                        ------   ------
Capital and surplus     $4,600   $5,000

                    FOR THE YEARS ENDED
                        DECEMBER 31,
                    -------------------
                     2008   2007   2006
                    -----   ----   ----
Net income (loss)   $(261)  $971   $299
Dividends to LNC      400    770    568

The decline in statutory net income in 2008 from that of 2007 was primarily due to a significant increase in realized losses on investments combined with reserve strain due to deteriorating market conditions throughout 2008.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York and the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana. We also have several accounting practices permitted by the states of domicile that differ from those found in NAIC SAP. Specifically, these are the use of a more conservative valuation interest rate on certain annuities as of December 31, 2008 and 2007, the use of less conservative mortality tables on certain life insurance products as of December 31, 2008, and a less conservative standard in determining the admitted amount of deferred tax assets as of December 31, 2008. The effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                            AS OF DECEMBER 31,
                                            ------------------
                                                2008   2007
                                                ----   ----
Calculation of reserves using the Indiana
   universal life method                        $289   $246
Calculation of reserves using
   continuous CARVM                              (10)   (10)
Conservative valuation rate on certain
   variable annuities                            (12)   (14)
Less conservative mortality tables on
   certain life insurance products                16     --
Less conservative standard in determining
   the amount of deferred tax assets             298     --

A new statutory reserving standard (commonly called "VACARVM") has been developed by the NAIC replacing current statutory reserve practices for variable annuities with guaranteed benefits, such as GWBs. The effective date for VACARVM is December 31, 2009. Based upon the level of variable annuity account values as of December 31, 2008, we estimate that VACARVM would have decreased our statutory capital by $125 to $175 million. The actual impact of the adoption will be dependent upon account values and conditions that exist as of December 31, 2009. We plan to utilize existing affiliate reinsurance structures, as well as pursue additional third-party reinsurance arrangements, to lessen any negative impact on statutory capital and dividend capacity. However, additional statutory reserves could lead to lower risk-based capital ("RBC") ratios and potentially reduce future dividend capacity from our insurance subsidiaries.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and the payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC within the statutory limitations without prior approval of the Indiana Insurance Commissioner (the "Commissioner"). The current statutory limitation is the greater of 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous twelve months. If a proposed dividend, along with all other dividends paid within the preceding twelve consecutive months exceeds the statutory limitation, LNL must receive prior approval of the Commissioner to pay such dividend. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNC is also the holder of surplus notes issued by LNL. The payment of principal and interest on the surplus notes to LNC must be approved by the Commissioner as well. LLANY is subject to similar, but not identical, regulatory restrictions as LNL with regard to the transfer of funds and the payment of dividends. We expect we could pay dividends of approximately $500 million in 2009 without prior approval from the respective insurance commissioners. However, if current conditions do not improve we believe this dividend capacity will decline.

22. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                  AS OF DECEMBER 31,
                                                                      -----------------------------------------
                                                                              2008                  2007
                                                                      -------------------   -------------------
                                                                      CARRYING     FAIR     CARRYING     FAIR
                                                                        VALUE      VALUE      VALUE      VALUE
                                                                      --------   --------   --------   --------
ASSETS
Available-for-sale securities:
   Fixed maturities                                                   $ 46,489   $ 46,489   $ 53,405   $ 53,405
   Equity                                                                  139        139        134        134
Trading securities                                                       2,189      2,189      2,533      2,533
Mortgage loans on real estate                                            7,396      7,116      7,117      7,291
Derivative instruments                                                      60         60        172        172
Other investments                                                          948        948        986        986
Cash and invested cash                                                   2,594      2,594      1,395      1,395
LIABILITIES
Future contract benefits:
   Remaining guaranteed interest and similar contracts                    (252)      (252)      (619)      (619)
   Embedded derivative instruments -- living benefits (liabilities)
      contra liabilities                                                (2,904)    (2,904)      (229)      (229)
Other contract holder funds:
   Account value of certain investment contracts                       (21,893)   (22,338)   (21,173)   (20,515)
Reinsurance related derivative assets (liabilities)                        167        167       (102)      (102)
Short-term debt                                                             (4)        (4)      (173)      (173)
Long-term debt                                                          (2,080)    (1,503)    (1,675)    (1,569)
OFF-BALANCE-SHEET
Guarantees                                                                  --         (1)        --         (2)

See Note 1 for discussion of the methodologies and assumptions used to determine the fair value of financial instruments carried at fair value. The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price, or the fair value of the collateral if the loan is collateral dependent.

OTHER INVESTMENTS AND CASH AND INVESTED CASH

The carrying value of our assets classified as other investments and cash and invested cash on our Consolidated Balance Sheets approximates their fair value. Other investments include limited partnership and other privately held investments that are accounted for using the equity method of accounting.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

Future contract benefits and other contract holder funds on our Consolidated Balance Sheets include account values of investment contracts and certain guaranteed interest contracts. The fair value of the investment contracts is based on their approximate surrender value at the balance sheet date. The fair value for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations at the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

SHORT-TERM AND LONG-TERM DEBT

The fair value of long-term debt is based on quoted market prices or estimated using discounted cash flow analysis determined in conjunction with our incremental borrowing rate at the balance sheet date for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.

GUARANTEES

Our guarantees relate to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

See "Summary of Significant Accounting Policies" in Note 1 and "SFAS 157 - FAIR VALUE MEASUREMENTS" in Note 2 for discussions of the methodologies and assumptions used to determine the fair value of our financial instruments carried at fair value.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the SFAS 157 fair value hierarchy levels described in Note 2:

                                                                                 AS OF DECEMBER 31, 2008
                                                                    -------------------------------------------------
                                                                      QUOTED
                                                                      PRICES
                                                                    IN ACTIVE
                                                                     MARKETS
                                                                       FOR      SIGNIFICANT    SIGNIFICANT
                                                                    IDENTICAL    OBSERVABLE   UNOBSERVABLE     TOTAL
                                                                      ASSETS       INPUTS        INPUTS        FAIR
                                                                    (LEVEL 1)    (LEVEL 2)      (LEVEL 3)      VALUE
                                                                    ---------   -----------   ------------   --------
ASSETS
Investments:
   Available-for-sale securities:
      Fixed maturities                                                 $220      $ 42,977        $ 3,292     $ 46,489
      Equity                                                             41             5             93          139
   Trading securities                                                     2         2,110             77        2,189
   Derivative instruments                                                --           (18)            78           60
Cash and invested cash                                                   --         2,594             --        2,594
Separate account assets                                                  --        55,655             --       55,655
Reinsurance related derivative assets                                    --           167             --          167
                                                                       ----      --------        -------     --------
         Total assets                                                  $263      $103,490        $ 3,540     $107,293
                                                                       ====      ========        =======     ========
LIABILITIES
Future contract benefits:
   Remaining guaranteed interest and similar contracts                 $ --      $     --        $  (252)    $   (252)
   Embedded derivative instruments -- living benefits liabilities        --            --         (2,904)      (2,904)
                                                                       ----      --------        -------     --------
         Total liabilities                                             $ --      $     --        $(3,156)    $ (3,156)
                                                                       ====      ========        =======     ========

We did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2008.

The following table summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This information excludes any impact of amortization on DAC, VOBA, DSI and DFEL. When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Certain securities trade in less liquid or illiquid markets with limited or no pricing information, and the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components (that is, components that are actively quoted or can be validated to market-based sources). The gains and losses in the table below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                                 FOR THE YEAR ENDED DECEMBER 31, 2008
                                                                   ---------------------------------------------------------------
                                                                                                     SALES,
                                                                                ITEMS              ISSUANCES,   TRANSFERS
                                                                              INCLUDED    GAINS    MATURITIES,    IN OR
                                                                   BEGINNING     IN     (LOSSES)  SETTLEMENTS,    OUT OF    ENDING
                                                                      FAIR       NET       IN        CALLS,      LEVEL 3,    FAIR
                                                                     VALUE     INCOME      OCI         NET        NET(1)    VALUE
                                                                   ---------  --------  --------  ------------  ---------  -------
Investments:
   Available-for-sale securities:
      Fixed maturities                                              $4,325     $  (170)  $(1,199)     $  52        $284    $ 3,292
      Equity                                                            54         (30)      (17)        86          --         93
   Trading securities                                                  107         (28)       --        (13)         11         77
   Derivative instruments                                              195        (237)       29         91          --         78
Future contract benefits:
   Remaining guaranteed interest and similar contracts                (389)         37        --        100          --       (252)
   Embedded derivative instruments -- living benefits liabilities     (279)     (2,476)       --       (149)         --     (2,904)
                                                                    ------     -------   -------      -----        ----    -------
         Total, net                                                 $4,013     $(2,904)  $(1,187)     $ 167        $295    $   384
                                                                    ======     =======   =======      =====        ====    =======

----------
(1) Transfers in or out of Level 3 for available-for-sale and trading securities are displayed at amortized cost at the beginning of the period. For available-for-sale and trading securities, the difference between beginning of period amortized cost and beginning of period fair value was included in OCI and earnings, respectively, in prior periods.

The following table provides the components of the items included in net income, excluding any impact of amortization on DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported in the table above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2008
                                                            ------------------------------------------------------------------
                                                                                             GAINS
                                                                                            (LOSSES)
                                                                                             FROM
                                                                                OTHER-       SALES,       UNREALIZED
                                                            (AMORTIZATION)      THAN-      MATURITIES,     HOLDING
                                                              ACCRETION,      TEMPORARY   SETTLEMENTS,      GAINS
                                                                 NET         IMPAIRMENT      CALLS       (LOSSES)(3)    TOTAL
                                                            --------------   ----------   ------------   -----------   -------
Investments:
   Available-for-sale securities:
      Fixed maturities(1)                                         $ 2           $(168)       $  (4)        $    --     $  (170)
      Equity                                                       --             (31)           1              --         (30)
   Trading securities(1)                                            2              (7)          --             (23)        (28)
   Derivative instruments(2)                                       --              --         (108)           (129)       (237)
Future contract benefits:
   Remaining guaranteed interest and similar contracts(2)          --              --           14              23          37
   Embedded derivative instruments -- living benefits
      liabilities(2)                                               --              --            8          (2,484)     (2,476)
                                                                  ---           -----        -----         -------     -------
         Total, net                                               $ 4           $(206)       $ (89)        $(2,613)    $(2,904)
                                                                  ===           =====        =====         =======     =======

----------
(1) Amortization and accretion, net and unrealized holding losses are included in net investment income on our Consolidated Statements of Income. All other amounts are included in realized loss on our Consolidated Statements of Income.

(2) All amounts are included in realized loss on our Consolidated Statements of Income.

(3) This change in unrealized gains or losses relates to assets and liabilities that we still held as of December 31, 2008.

The fair value of available-for-sale fixed maturity securities (in millions) classified within Level 3 of the fair value hierarchy was as follows:

                                        AS OF DECEMBER 31, 2008
                                        -----------------------
                                           FAIR    % OF TOTAL
                                           VALUE   FAIR VALUE
                                          ------   ----------
Corporate bonds                           $2,180      66.4%
Asset-backed securities                      261       7.9%
Commercial mortgage-backed securities        238       7.2%
Collateralized mortgage obligations          157       4.8%
Mortgage pass-through securities              21       0.5%
Municipals                                   106       3.2%
Government and government agencies           235       7.1%
Redeemable preferred stock                    94       2.9%
                                          ------     -----
   Total available-for-sale fixed
      maturity securities                 $3,292     100.0%
                                          ======     =====

                                        AS OF DECEMBER 31, 2007
                                        -----------------------
                                           FAIR    % OF TOTAL
                                           VALUE   FAIR VALUE
                                          ------   ----------
Corporate bonds                           $2,099      48.5%
Asset-backed securities                    1,097      25.4%
Commercial mortgage-backed securities        382       8.8%
Collateralized mortgage obligations          295       6.8%
Mortgage pass-through securities              31       0.7%
Municipals                                   132       3.1%
Government and government agencies           258       6.0%
Redeemable preferred stock                    31       0.7%
                                          ------     -----
   Total available-for-sale fixed
      maturity securities                 $4,325     100.0%
                                          ======     =====

23. SEGMENT INFORMATION

On July 21, 2008, we announced the realignment of our segments under our former Employer Markets and Individual Markets operating businesses into two new operating businesses - Retirement Solutions and Insurance Solutions. We believe the new structure more closely aligns with consumer needs and should lead to more coordinated product development and greater effectiveness across the enterprise. The segment changes are in accordance with the provisions of SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," and reflect the manner in which we are organized for purposes of making operating decisions and assessing performance. Accordingly, we have restated results from prior periods in a consistent manner with our realigned segments.

Under our newly realigned segments, we report the results of the Executive Benefits business, which as of June 30, 2008, was part of the Retirement Products segment, in the Life Insurance segment. We do not view these changes to our segment reporting as material to our consolidated financial statements.

We provide products and services in two operating businesses: Retirement Solutions and Insurance Solutions, and report results through four business segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

RETIREMENT SOLUTIONS

The Retirement Solutions business provides its products through two segments:
Annuities and Defined Contribution. The Retirement Solutions - Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering individual fixed annuities, including indexed annuities and variable annuities. The Retirement Solutions - Defined Contribution segment provides employer-sponsored variable and fixed annuities and mutual-fund based programs in the 401(k), 403(b) and 457 marketplaces.

INSURANCE SOLUTIONS

The Insurance Solutions business provides its products through two segments:
Life Insurance and Group Protection. The Insurance Solutions - Life Insurance segment offers wealth protection and transfer opportunities through term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs) and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products. The Insurance Solutions - Group Protection segment offers group life, disability and dental insurance to employers, and its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

OTHER OPERATIONS

Other Operations includes investments related to excess capital and other corporate investments, benefit plan net assets, the unamortized deferred gain on indemnity reinsurance, which was sold to Swiss Re in 2001, external debt and business sold through reinsurance. Other Operations also includes the Institutional Pension business, which was previously reported in Employer Markets - Retirement Products prior to our segment realignment. The Institutional Pension business is a closed-block of pension business, the majority of which was sold on a group annuity basis, and is currently in run-off.

Beginning with the quarter ended June 30, 2008, we changed our definitions of segment operating revenues and income from operations to better reflect: the underlying economics of our variable and indexed annuities that employ derivative instruments to hedge policy benefits; and the manner in which management evaluates that business. Our change in the definition of income from operations is primarily the result of our adoption of SFAS 157 during the first quarter of 2008 (see Note 2). Under the fair value measurement provisions of SFAS 157, we are required to measure the fair value of these annuities from an "exit price" perspective, (i.e., the exchange price between market participants to transfer the liability). We, therefore, must include margins that a market participant buyer would require as well as a factor for non-performance risk related to our credit quality. We do not believe that these factors relate to the economics of the underlying business and do not reflect the manner in which management evaluates the business. The items that are now excluded from our operating results that were previously included are as follows: GLB net derivatives results; indexed annuity forward-starting option; and GDB derivatives results. For more information regarding this change, see LNC's current report on Form 8-K dated July 16, 2008.

We continue to exclude the effects of any realized loss on investments from segment operating revenues and income from operations as we believe that such items are not necessarily indicative of current operating fundamentals or future performance of the business segments, and, in many instances, decisions regarding these items do not necessarily relate to the operations of the individual segments.

We believe that our new definitions of operating revenues and income (loss) from operations will provide investors with a more valuable measure of our performance because it better reveals trends in our business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

- Realized gains and losses associated with the following ("excluded realized loss"):

     -    Sale or disposal of securities;

     -    Impairments of securities;

     - Change in the fair value of embedded derivatives within certain reinsurance arrangements and the change in the fair value of related trading securities;

     - Change in the fair value of the embedded derivatives of our GLBs within our variable annuities net of the change in the fair value of the derivatives we own to hedge the changes in the embedded derivative;

     - Net difference between the benefit ratio unlocking of SOP 03-1 reserves on our GDB riders within our variable annuities and the change in the fair value of the derivatives excluding our expected cost of purchasing the hedging instruments; and

     - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products as required under SFAS 133 and 157.

- Income (loss) from the initial adoption of changes in accounting principles;

- Income (loss) from reserve changes (net of related amortization) on business sold through reinsurance;

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

-    Excluded realized gain (loss);

- Amortization of deferred gains arising from the reserve changes on business sold through reinsurance; and

- Revenue adjustments from the initial impact of the adoption of changes in accounting principles.

Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                                          FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                                       ------------------------
                                                        2008     2007     2006
                                                       ------   ------   ------
REVENUES
Operating revenues:
   Retirement Solutions:
      Annuities                                        $2,191   $2,277   $1,878
      Defined Contribution                                913      968      981
                                                       ------   ------   ------
         Total Retirement Solutions                     3,104    3,245    2,859
                                                       ------   ------   ------
   Insurance Solutions:
      Life Insurance                                    3,994    3,963    3,394
      Group Protection                                  1,640    1,500    1,032
                                                       ------   ------   ------
         Total Insurance Solutions                      5,634    5,463    4,426
                                                       ------   ------   ------
   Other Operations                                       435      474      466
Excluded realized gain (loss), pre-tax                   (868)    (137)     (43)
Amortization of deferred gain arising from reserve
   changes on business sold through reinsurance,
   pre-tax                                                  3        9        1
                                                       ------   ------   ------
      Total revenues                                   $8,308   $9,054   $7,709
                                                       ======   ======   ======

                                                         FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                       -----------------------
                                                        2008    2007     2006
                                                       -----   ------   ------
NET INCOME
Income (loss) from operations:
   Retirement Solutions:
      Annuities                                        $ 154   $  418   $  350
      Defined Contribution                               117      171      198
                                                       -----   ------   ------
         Total Retirement Solutions                      271      589      548
                                                       -----   ------   ------
   Insurance Solutions:
      Life Insurance                                     489      666      506
      Group Protection                                   104      114       99
                                                       -----   ------   ------
         Total Insurance Solutions                       593      780      605
                                                       -----   ------   ------
   Other Operations                                      (47)     (34)      35
Excluded realized gain (loss), after-tax                (565)     (89)     (28)
Income (loss) from reserve changes (net of related
   amortization) on business sold through reinsurance,
   after-tax                                               2       (7)       1
                                                       -----   ------   ------
      Net income                                       $ 254   $1,239   $1,161
                                                       =====   ======   ======

                                                          FOR THE YEARS ENDED
                                                              DECEMBER 31,
                                                       ------------------------
                                                        2008     2007     2006
                                                       ------   ------   ------
NET INVESTMENT INCOME
Retirement Solutions:
   Annuities                                           $  958   $1,022   $  971
   Defined Contribution                                   695      708      738
                                                       ------   ------   ------
      Total Retirement Solutions                        1,653    1,730    1,709
                                                       ------   ------   ------
Insurance Solutions:
   Life Insurance                                       1,867    1,975    1,676
   Group Protection                                       117      115       80
                                                       ------   ------   ------
      Total Insurance Solutions                         1,984    2,090    1,756
                                                       ------   ------   ------
Other Operations                                          338      361      340
                                                       ------   ------   ------
         Total net investment income                   $3,975   $4,181   $3,805
                                                       ======   ======   ======

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                       --------------------
                                                        2008    2007   2006
                                                       ------   ----   ----
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Retirement Solutions:
   Annuities                                           $  721   $373   $301
   Defined Contribution                                   130     93     74
                                                       ------   ----   ----
         Total Retirement Solutions                       851    466    375
                                                       ------   ----   ----
Insurance Solutions:
   Life Insurance                                         519    486    446
   Group Protection                                        36     31     16
                                                       ------   ----   ----
         Total Insurance Solutions                        555    517    462
                                                       ------   ----   ----
Other Operations                                           --     --      1
                                                       ------   ----   ----
            Total amortization of DAC and VOBA, net
               of interest                             $1,406   $983   $838
                                                       ======   ====   ====

                                                       FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                       -------------------
                                                        2008   2007   2006
                                                       -----   ----   ----
FEDERAL INCOME TAX EXPENSE (BENEFIT)
Retirement Solutions:
   Annuities                                           $ (76)  $123   $ 61
   Defined Contribution                                   26     66     76
                                                       -----   ----   ----
      Total Retirement Solutions                         (50)   189    137
                                                       -----   ----   ----
Insurance Solutions:
   Life Insurance                                        240    338    253
   Group Protection                                       56     61     53
                                                       -----   ----   ----
      Total Insurance Solutions                          296    399    306
                                                       -----   ----   ----
Other Operations                                         (11)   (33)    33
Realized loss                                           (304)   (47)   (16)
Amortization of deferred gain on indemnity reinsurance
   related to reserve developments                         1     (4)    --
                                                       -----   ----   ----
         Total federal income tax expense (benefit)    $ (68)  $504   $460
                                                       =====   ====   ====

                                    AS OF DECEMBER 31,
                                   -------------------
                                     2008       2007
                                   --------   --------
ASSETS
Retirement Solutions:
   Annuities                       $ 65,206   $ 81,112
   Defined Contribution              22,930     30,180
                                   --------   --------
      Total Retirement Solutions     88,136    111,292
                                   --------   --------
Insurance Solutions:
   Life Insurance                    46,588     45,867
   Group Protection                   2,482      1,471
                                   --------   --------
      Total Insurance Solutions      49,070     47,338
                                   --------   --------
Other Operations                     10,845     15,696
                                   --------   --------
   Total                           $148,051   $174,326
                                   ========   ========

24. SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following summarizes our supplemental cash flow data (in millions):

                                                                            FOR THE YEARS ENDED
                                                                               DECEMBER 31,
                                                                        --------------------------
                                                                         2008     2007      2006
                                                                        -----   -------   --------
Interest paid                                                           $  81   $   104   $     85
Income taxes paid (received)                                              (23)      194        310
Significant non-cash investing and financing transactions:
   Business combinations:
      Fair value of assets acquired (includes cash and invested cash)   $  --   $    41   $ 37,356
      Fair value of liabilities assumed                                    --       (50)   (30,424)
                                                                        -----   -------   --------
         Total purchase price                                           $  --   $    (9)  $  6,932
                                                                        =====   =======   ========
   Dividend of FPP:
      Carrying value of assets (includes cash and invested cash)        $  --   $ 2,772   $     --
      Carrying value of liabilities                                        --    (2,280)        --
                                                                        -----   -------   --------
         Total dividend of FPP                                          $  --   $   492   $     --
                                                                        -----   -------   --------
   Reinsurance ceded to LNBAR:
      Carrying value of assets                                          $ 360   $    --   $     --
      Carrying value of liabilities                                      (360)       --         --
                                                                        -----   -------   --------
         Total reinsurance ceded to LNBAR                               $  --   $    --   $     --
                                                                        =====   =======   ========

25. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                                            AS OF DECEMBER 31,
                                                                            ------------------
                                                                               2008     2007
                                                                              ------   ------
Assets with affiliates:
   Corporate bonds(1)                                                         $  115   $  221
   Reinsurance on ceded reinsurance contracts(2)                                 152      109
   Cash management agreement investment(3)                                       478      420
   Service agreement receivable(3)                                               (13)      (9)
Liabilities with affiliates:
   Reinsurance future contract benefits on ceded reinsurance contracts(4)      4,688    1,257
   Inter-company short-term debt(5)                                                4      173
   Inter-company long-term debt(6)                                             1,841    1,688

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                           ---------------------
                                                            2008    2007    2006
                                                           -----   -----   -----
Revenues with affiliates:
Premiums paid on ceded reinsurance contracts(7)            $(222)  $(308)  $(234)
   Net investment income on cash management agreement(8)      11      28      14
   Fees for management of general account(8)                 (65)    (62)    (57)
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits on ceded
      reinsurance contracts(9)                              (655)   (337)     16
   Service agreement payments(10)                            100      99      59
   Transfer pricing arrangement(10)                          (32)    (38)    (36)
   Interest expense on inter-company debt(11)                 83      82      82

----------
(1) Reported in fixed maturity available-for-sale securities on our Consolidated Balance Sheets.

(2) Reported in reinsurance related derivative assets (liability) on our Consolidated Balance Sheets.

(3)  Reported in other assets on our Consolidated Balance Sheets.

(4)  Reported in future contract benefits on our Consolidated Balance Sheets.

(5)  Reported in short-term debt on our Consolidated Balance Sheets.

(6)  Reported in long-term debt on our Consolidated Balance Sheets.

(7)  Reported in insurance premiums on our Consolidated Statements of Income.

(8)  Reported in net investment income on our Consolidated Statement of Income.

(9)  Reported in benefits on our Consolidated Statements of Income.

(10) Reported in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

(11) Reported in interest and debt expense on our Consolidated Statements of Income.

CORPORATE BONDS

LNC issues corporate bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate. We purchase these investments for our segmented portfolios that have yield, duration and other characteristics that take into account the liabilities being supported.

CASH MANAGEMENT AGREEMENT

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently the lesser of 3% of our admitted assets and 25% of its surplus, in both cases, as of its most recent year end.

SERVICE AGREEMENT

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are assigned based on specific methodologies for each function. The majority of the expenses are assigned based on the following methodologies: assets by product, assets under management, weighted number of policy applications, weighted policies in force, and sales.

TRANSFER PRICING ARRANGEMENT

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, related to the wholesaling of DMH's investment products.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

DMH is responsible for the management of our general account investments.

CEDED REINSURANCE CONTRACTS

As discussed in Note 9, we cede and accept reinsurance from affiliated companies. We cede certain Guaranteed Benefit risks (including certain GDB and GWB benefits) to Lincoln National Reinsurance Company (Barbados) Ltd. ("LNR Barbados"). We also cede reserves related to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines.

As discussed in Note 6, we cede to LNBAR the risk under certain UL contracts for no-lapse benefit guarantees.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $1.7 billion and $1.4 billion at December 31, 2008 and 2007, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                                                                                     MORTALITY &
                                                                                                       EXPENSE
                                                         CONTRACT                      CONTRACT       GUARANTEE
                                                        PURCHASES                     REDEMPTIONS      CHARGES
                                                         DUE FROM                       DUE TO        PAYABLE TO
                                                       THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                      NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                        INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                              INVESTMENTS      COMPANY      TOTAL ASSETS      COMPANY        COMPANY       NET ASSETS
------------------------------------  --------------  -------------  --------------  -------------  -------------  --------------
American Funds Asset Allocation       $  469,355,698    $       --   $  469,355,698    $  238,033      $ 17,713    $  469,099,952
American Funds Asset
   Allocation Class 2                  2,611,171,185       274,531    2,611,445,716            --        98,152     2,611,347,564
American Funds Blue Chip
   Income & Growth                        75,189,622        24,830       75,214,452            --         2,862        75,211,590
American Funds Blue Chip Income &
   Growth Class 2                      1,631,641,955        34,588    1,631,676,543            --        62,411     1,631,614,132
American Funds Bond                      165,864,461       112,497      165,976,958            --         6,352       165,970,606
American Funds Bond Class 2            1,671,481,998        43,580    1,671,525,578            --        67,514     1,671,458,064
American Funds Cash Management           131,276,391            --      131,276,391       469,423         5,030       130,801,938
American Funds Cash
   Management Class 2                    964,910,777            --      964,910,777     4,739,369        40,211       960,131,197
American Funds Global Bond                33,642,641            --       33,642,641         3,801         1,297        33,637,543
American Funds Global Bond Class 2       435,643,462            --      435,643,462       260,637        18,632       435,364,193
American Funds Global Discovery            8,152,275            --        8,152,275         2,293           309         8,149,673
American Funds Global
   Discovery Class 2                     124,444,829            --      124,444,829        17,451         5,105       124,422,273
American Funds Global Growth              99,520,818            --       99,520,818         4,513         3,789        99,512,516
American Funds Global
   Growth Class 2                      1,147,963,514            --    1,147,963,514       249,562        45,592     1,147,668,360
American Funds Global
   Growth and Income                      48,429,832            --       48,429,832        15,112         1,853        48,412,867
American Funds Global Growth and
   Income Class 2                        976,952,270        52,452      977,004,722            --        40,188       976,964,534
American Funds Global
   Small Capitalization                   77,637,364        46,589       77,683,953            --         2,920        77,681,033
American Funds Global
   Small Capitalization Class 2          568,585,493        45,474      568,630,967            --        23,077       568,607,890
American Funds Growth                  1,274,333,372            --    1,274,333,372       265,227        47,669     1,274,020,476
American Funds Growth Class 2          3,384,724,807       454,039    3,385,178,846            --       136,591     3,385,042,255
American Funds Growth-Income           1,508,708,500            --    1,508,708,500       785,949        56,875     1,507,865,676
American Funds
   Growth-Income Class 2               4,098,223,249       140,125    4,098,363,374            --       159,150     4,098,204,224
American Funds High-Income Bond          133,741,260        36,605      133,777,865            --         5,054       133,772,811
American Funds High-Income
   Bond Class 2                          745,852,060     3,897,757      749,749,817            --        30,399       749,719,418
American Funds International             742,771,216            --      742,771,216        87,332        28,232       742,655,652
American Funds International Class 2   1,518,932,859       100,881    1,519,033,740            --        63,473     1,518,970,267
American Funds International
   Growth and Income                         807,872         2,025          809,897            --            30           809,867
American Funds International
   Growth and Income Class 2               3,830,474       103,446        3,933,920            --           156         3,933,764
American Funds New World                  67,719,438            --       67,719,438        65,598         2,568        67,651,272
American Funds New World Class 2         624,120,142            --      624,120,142        27,650        25,153       624,067,339
American Funds U.S. Government/
   AAA-Rated Securities                  225,344,436            --      225,344,436        83,848         8,572       225,252,016
American Funds U.S. Government/
   AAA-Rated Securities Class 2        1,133,888,127            --    1,133,888,127       116,201        49,072     1,133,722,854

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

                                                     DIVIDENDS
                                                        FROM        MORTALITY AND         NET
                                                     INVESTMENT        EXPENSE        INVESTMENT
SUBACCOUNT                                             INCOME     GUARANTEE CHARGES  INCOME (LOSS)
--------------------------------------------------  ------------  -----------------  -------------
American Funds Asset Allocation                     $ 17,245,622    $ (9,090,240)    $  8,155,382
American Funds Asset Allocation Class 2               86,368,506     (47,070,611)      39,297,895
American Funds Blue Chip Income & Growth               2,348,396      (1,483,777)         864,619
American Funds Blue Chip Income & Growth Class 2      44,583,993     (28,929,690)      15,654,303
American Funds Bond                                   10,578,696      (2,617,203)       7,961,493
American Funds Bond Class 2                          100,855,364     (25,211,047)      75,644,317
American Funds Cash Management                         2,158,086      (1,508,542)         649,544
American Funds Cash Management Class 2                13,571,626      (9,980,504)       3,591,122
American Funds Global Bond                             1,623,965        (462,329)       1,161,636
American Funds Global Bond Class 2                    20,244,805      (5,543,953)      14,700,852
American Funds Global Discovery                          124,214        (174,919)         (50,705)
American Funds Global Discovery Class 2                1,437,027      (2,863,115)      (1,426,088)
American Funds Global Growth                           2,899,407      (2,146,754)         752,653
American Funds Global Growth Class 2                  28,801,271     (21,957,878)       6,843,393
American Funds Global Growth and Income                1,518,997        (981,312)         537,685
American Funds Global Growth and Income Class 2       28,012,959     (18,842,584)       9,170,375
American Funds Global Small Capitalization                    --      (2,088,912)      (2,088,912)
American Funds Global Small Capitalization Class 2            --     (14,112,609)     (14,112,609)
American Funds Growth                                 21,051,943     (28,886,117)      (7,834,174)
American Funds Growth Class 2                         40,858,461     (69,600,383)     (28,741,922)
American Funds Growth-Income                          42,599,419     (31,613,207)      10,986,212
American Funds Growth-Income Class 2                  98,233,509     (80,219,935)      18,013,574
American Funds High-Income Bond                       12,715,938      (2,499,289)      10,216,649
American Funds High-Income Bond Class 2               67,451,738     (13,332,379)      54,119,359
American Funds International                          23,857,857     (16,071,955)       7,785,902
American Funds International Class 2                  42,003,834     (31,394,215)      10,609,619
American Funds International Growth and Income               279            (447)            (168)
American Funds International Growth and Income
   Class 2                                                 1,220          (2,751)          (1,531)
American Funds New World                               1,828,392      (1,605,989)         222,403
American Funds New World Class 2                      13,743,361     (13,360,171)         383,190
American Funds U.S. Government/AAA-Rated
   Securities                                          6,147,673      (2,647,634)       3,500,039
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                 28,324,116     (12,567,397)      15,756,719

See accompanying notes.

                                                                      DIVIDENDS                     NET CHANGE      NET INCREASE
                                                                        FROM          TOTAL        IN UNREALIZED    (DECREASE) IN
                                                     NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR    NET ASSETS
                                                      GAIN (LOSS)     GAIN ON      GAIN (LOSS)     DEPRECIATION       RESULTING
SUBACCOUNT                                          ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
--------------------------------------------------  --------------  ------------  --------------  ---------------  ---------------
American Funds Asset Allocation                      $ 10,050,649   $ 26,939,947  $  36,990,596   $  (270,220,741) $  (225,074,763)
American Funds Asset Allocation Class 2               (31,784,109)   141,863,368    110,079,259    (1,333,125,886)  (1,183,748,732)
American Funds Blue Chip Income & Growth               (1,788,072)     7,198,259      5,410,187       (53,685,042)     (47,410,236)
American Funds Blue Chip Income & Growth Class 2      (24,738,453)   141,891,849    117,153,396    (1,071,281,359)    (938,473,660)
American Funds Bond                                      (858,290)       471,031       (387,259)      (28,103,600)     (20,529,366)
American Funds Bond Class 2                           (14,466,796)     4,379,326    (10,087,470)     (264,889,453)    (199,332,606)
American Funds Cash Management                            (50,695)            --        (50,695)          107,948          706,797
American Funds Cash Management Class 2                 (1,315,610)            --     (1,315,610)         (837,398)       1,438,114
American Funds Global Bond                               (296,800)        12,506       (284,294)       (1,308,997)        (431,655)
American Funds Global Bond Class 2                     (2,946,789)       130,553     (2,816,236)      (14,746,120)      (2,861,504)
American Funds Global Discovery                          (307,338)       337,868         30,530        (6,980,863)      (7,001,038)
American Funds Global Discovery Class 2                (6,061,648)     5,146,936       (914,712)     (105,855,831)    (108,196,631)
American Funds Global Growth                            3,623,923     13,005,473     16,629,396       (89,245,062)     (71,863,013)
American Funds Global Growth Class 2                    1,975,918    129,573,654    131,549,572      (870,090,820)    (731,697,855)
American Funds Global Growth and Income                (3,188,773)       535,453     (2,653,320)      (34,030,779)     (36,146,414)
American Funds Global Growth and Income Class 2       (32,021,810)     9,466,045    (22,555,765)     (648,174,460)    (661,559,850)
American Funds Global Small Capitalization              2,235,219     20,894,039     23,129,258      (125,221,372)    (104,181,026)
American Funds Global Small Capitalization Class 2     (6,471,682)   132,763,278    126,291,596      (779,878,836)    (667,699,849)
American Funds Growth                                  27,505,060    234,977,658    262,482,718    (1,370,588,317)  (1,115,939,773)
American Funds Growth Class 2                         (55,266,143)   538,868,105    483,601,962    (3,069,056,508)  (2,614,196,468)
American Funds Growth-Income                           29,276,109    150,308,621    179,584,730    (1,224,807,790)  (1,034,236,848)
American Funds Growth-Income Class 2                  (58,337,578)   376,550,242    318,212,664    (2,952,690,135)  (2,616,463,897)
American Funds High-Income Bond                        (7,318,610)            --     (7,318,610)      (49,776,705)     (46,878,666)
American Funds High-Income Bond Class 2               (29,786,003)            --    (29,786,003)     (269,691,037)    (245,357,681)
American Funds International                           26,789,389    158,157,763    184,947,152      (802,709,769)    (609,976,715)
American Funds International Class 2                    9,720,078    287,517,018    297,237,096    (1,428,256,558)  (1,120,409,843)
American Funds International Growth and Income                  4             --              4            32,764           32,600
American Funds International Growth and Income
   Class 2                                                    113             --            113           170,671          169,253
American Funds New World                                3,479,915      9,649,669     13,129,584       (73,241,489)     (59,889,502)
American Funds New World Class 2                        4,768,657     74,542,859     79,311,516      (563,215,686)    (483,520,980)
American Funds U.S. Government/AAA-Rated
   Securities                                             601,384             --        601,384         8,707,550       12,808,973
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                     750,889             --        750,889        40,168,937       56,676,545

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2008

                                                                      AMERICAN        AMERICAN         AMERICAN
                                                    AMERICAN        FUNDS ASSET      FUNDS BLUE       FUNDS BLUE
                                                   FUNDS ASSET       ALLOCATION     CHIP INCOME &    CHIP INCOME &
                                                   ALLOCATION         CLASS 2          GROWTH       GROWTH CLASS 2
                                                   SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                  -------------   ---------------   -------------   ---------------
NET ASSETS AT JANUARY 1, 2007                     $ 838,513,023   $ 3,260,996,708    $146,903,200   $ 1,959,578,097
Changes From Operations:
   - Net investment income (loss)                     7,724,035        32,957,382       2,109,495        28,564,655
   - Net realized gain (loss) on investments         56,535,170       159,734,101      10,343,033        91,431,756
   - Net change in unrealized appreciation or
     depreciation on investments                    (19,275,335)      (24,426,222)    (10,837,856)     (120,521,413)
                                                  -------------   ---------------    ------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   44,983,870       168,265,261       1,614,672          (525,002)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               6,083,356       496,905,788       1,506,284       407,587,871
   - Contract withdrawals and transfers to
     annuity reserves                              (107,965,950)     (281,209,870)    (17,635,065)     (144,528,129)
   - Contract transfers                              19,772,390       238,736,569       1,178,539       147,533,266
                                                  -------------   ---------------    ------------   ---------------
                                                    (82,110,204)      454,432,487     (14,950,242)      410,593,008
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 97,029           983,584         (49,238)          881,444
   - Annuity Payments                                (1,114,081)       (1,108,320)       (206,357)         (512,838)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                47,533           (45,202)          1,484             3,867
                                                  -------------   ---------------    ------------   ---------------
                                                       (969,519)         (169,938)       (254,111)          372,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (83,079,723)      454,262,549     (15,204,353)      410,965,481
                                                  -------------   ---------------    ------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (38,095,853)      622,527,810     (13,589,681)      410,440,479
                                                  -------------   ---------------    ------------   ---------------
NET ASSETS AT DECEMBER 31, 2007                     800,417,170     3,883,524,518     133,313,519     2,370,018,576
Changes From Operations:
   - Net investment income (loss)                     8,155,382        39,297,895         864,619        15,654,303
   - Net realized gain (loss) on investments         36,990,596       110,079,259       5,410,187       117,153,396
   - Net change in unrealized appreciation or
     depreciation on investments                   (270,220,741)   (1,333,125,886)    (53,685,042)   (1,071,281,359)
                                                  -------------   ---------------    ------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (225,074,763)   (1,183,748,732)    (47,410,236)     (938,473,660)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               4,994,969       215,578,378       1,027,780       249,954,979
   - Contract withdrawals and transfers to
     annuity reserves                               (76,998,015)     (264,762,391)    (10,599,296)     (148,167,920)
   - Contract transfers                             (33,282,310)      (38,575,187)       (982,298)       98,546,771
                                                  -------------   ---------------    ------------   ---------------
                                                   (105,285,356)      (87,759,200)    (10,553,814)      200,333,830
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                (32,065)          194,218              --           552,681
   - Annuity Payments                                  (839,915)         (828,294)       (138,872)         (819,877)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                               (85,119)          (34,946)            993             2,582
                                                  -------------   ---------------    ------------   ---------------
                                                       (957,099)         (669,022)       (137,879)         (264,614)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (106,242,455)      (88,428,222)    (10,691,693)      200,069,216
                                                  -------------   ---------------    ------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (331,317,218)   (1,272,176,954)    (58,101,929)     (738,404,444)
                                                  -------------   ---------------    ------------   ---------------
NET ASSETS AT DECEMBER 31, 2008                   $ 469,099,952   $ 2,611,347,564    $ 75,211,590   $ 1,631,614,132
                                                  =============   ===============    ============   ===============

See accompanying notes.

                                                                                                    AMERICAN
                                                                    AMERICAN        AMERICAN       FUNDS CASH      AMERICAN
                                                    AMERICAN       FUNDS BOND      FUNDS CASH      MANAGEMENT       FUNDS
                                                   FUNDS BOND        CLASS 2       MANAGEMENT       CLASS 2      GLOBAL BOND
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                  ------------   --------------   ------------   -------------   -----------
NET ASSETS AT JANUARY 1, 2007                     $174,667,172   $1,180,858,881   $ 77,534,150   $ 273,202,313   $ 1,184,079
Changes From Operations:
   - Net investment income (loss)                   12,376,945       92,180,428      4,565,670      18,732,508       335,012
   - Net realized gain (loss) on investments         1,394,339        2,533,836      1,211,347       4,082,976         7,723
   - Net change in unrealized appreciation or
     depreciation on investments                    (9,741,568)     (70,199,711)    (2,955,839)    (12,121,358)      276,038
                                                  ------------   --------------   ------------   -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   4,029,716       24,514,553      2,821,178      10,694,126       618,773
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              1,082,942      280,708,281      1,783,066     217,221,542       178,873
   - Contract withdrawals and transfers to
     annuity reserves                              (26,278,873)    (103,717,011)   (64,346,966)   (152,549,646)     (638,538)
   - Contract transfers                             41,182,940      223,640,154     70,538,155      69,862,762    14,655,859
                                                  ------------   --------------   ------------   -------------   -----------
                                                    15,987,009      400,631,424      7,974,255     134,534,658    14,196,194
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                               106,825          296,425        (80,318)         72,519        11,373
   - Annuity Payments                                 (304,312)        (229,546)      (176,089)       (108,114)         (616)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                4,273              501          6,030           1,549            (3)
                                                  ------------   --------------   ------------   -------------   -----------
                                                      (193,214)          67,380       (250,377)        (34,046)       10,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           15,793,795      400,698,804      7,723,878     134,500,612    14,206,948
                                                  ------------   --------------   ------------   -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             19,823,511      425,213,357     10,545,056     145,194,738    14,825,721
                                                  ------------   --------------   ------------   -------------   -----------
NET ASSETS AT DECEMBER 31, 2007                    194,490,683    1,606,072,238     88,079,206     418,397,051    16,009,800
Changes From Operations:
   - Net investment income (loss)                    7,961,493       75,644,317        649,544       3,591,122     1,161,636
   - Net realized gain (loss) on investments          (387,259)     (10,087,470)       (50,695)     (1,315,610)     (284,294)
   - Net change in unrealized appreciation or
     depreciation on investments                   (28,103,600)    (264,889,453)       107,948        (837,398)   (1,308,997)
                                                  ------------   --------------   ------------   -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (20,529,366)    (199,332,606)       706,797       1,438,114      (431,655)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                920,600      256,723,214      2,877,634     190,716,724       341,339
   - Contract withdrawals and transfers to
     annuity reserves                              (23,151,891)    (134,896,430)   (42,806,415)   (233,059,034)   (3,050,277)
   - Contract transfers                             14,529,405      142,698,430     82,006,791     581,513,002    20,730,053
                                                  ------------   --------------   ------------   -------------   -----------
                                                    (7,701,886)     264,525,214     42,078,010     539,170,692    18,021,115
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                12,240          518,044             --       1,582,638        45,461
   - Annuity Payments                                 (305,536)        (318,235)       (68,234)       (458,890)       (7,923)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                4,471           (6,591)         6,159           1,592           745
                                                  ------------   --------------   ------------   -------------   -----------
                                                      (288,825)         193,218        (62,075)      1,125,340        38,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (7,990,711)     264,718,432     42,015,935     540,296,032    18,059,398
                                                  ------------   --------------   ------------   -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (28,520,077)      65,385,826     42,722,732     541,734,146    17,627,743
                                                  ------------   --------------   ------------   -------------   -----------
NET ASSETS AT DECEMBER 31, 2008                   $165,970,606   $1,671,458,064   $130,801,938   $ 960,131,197   $33,637,543
                                                  ============   ==============   ============   =============   ===========

                                                     AMERICAN      AMERICAN       AMERICAN       AMERICAN
                                                      FUNDS         FUNDS       FUNDS GLOBAL       FUNDS
                                                   GLOBAL BOND      GLOBAL       DISCOVERY        GLOBAL
                                                     CLASS 2      DISCOVERY       CLASS 2         GROWTH
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  ------------   -----------   -------------   ------------
NET ASSETS AT JANUARY 1, 2007                     $  4,454,776   $12,811,310   $ 143,108,276   $193,510,669
Changes From Operations:
   - Net investment income (loss)                    3,007,777       (26,349)       (798,542)     3,179,725
   - Net realized gain (loss) on investments           176,164     1,884,757      19,967,052     19,000,309
   - Net change in unrealized appreciation or
     depreciation on investments                     2,568,880       204,049       5,641,476      2,752,386
                                                  ------------   -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   5,752,821     2,062,457      24,809,986     24,932,420
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             72,330,264       305,312      50,233,635      1,391,271
   - Contract withdrawals and transfers to
     annuity reserves                               (2,721,155)   (1,477,381)    (10,499,644)   (24,526,120)
   - Contract transfers                             79,230,122     3,234,036      19,443,230      2,103,448
                                                  ------------   -----------   -------------   ------------
                                                   148,839,231     2,061,967      59,177,221    (21,031,401)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                11,942            --          75,539         27,686
   - Annuity Payments                                      (59)       (2,565)         (9,556)      (397,587)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                   (2)           (2)            160          4,254
                                                  ------------   -----------   -------------   ------------
                                                        11,881        (2,567)         66,143       (365,647)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          148,851,112     2,059,400      59,243,364    (21,397,048)
                                                  ------------   -----------   -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            154,603,933     4,121,857      84,053,350      3,535,372
                                                  ------------   -----------   -------------   ------------
NET ASSETS AT DECEMBER 31, 2007                    159,058,709    16,933,167     227,161,626    197,046,041
Changes From Operations:
   - Net investment income (loss)                   14,700,852       (50,705)     (1,426,088)       752,653
   - Net realized gain (loss) on investments        (2,816,236)       30,530        (914,712)    16,629,396
   - Net change in unrealized appreciation or
     depreciation on investments                   (14,746,120)   (6,980,863)   (105,855,831)   (89,245,062)
                                                  ------------   -----------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (2,861,504)   (7,001,038)   (108,196,631)   (71,863,013)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            129,415,921       148,452      24,975,574      1,219,330
   - Contract withdrawals and transfers to
     annuity reserves                              (27,096,304)   (1,236,409)    (11,589,476)   (15,702,313)
   - Contract transfers                            176,675,888      (693,111)     (8,067,317)   (10,896,818)
                                                  ------------   -----------   -------------   ------------
                                                   278,995,505    (1,781,068)      5,318,781    (25,379,801)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                               247,898            --         175,100         28,535
   - Annuity Payments                                  (76,181)       (1,388)        (36,645)      (316,267)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 (234)           --              42         (2,979)
                                                  ------------   -----------   -------------   ------------
                                                       171,483        (1,388)        138,497       (290,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          279,166,988    (1,782,456)      5,457,278    (25,670,512)
                                                  ------------   -----------   -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            276,305,484    (8,783,494)   (102,739,353)   (97,533,525)
                                                  ------------   -----------   -------------   ------------
NET ASSETS AT DECEMBER 31, 2008                   $435,364,193   $ 8,149,673   $ 124,422,273   $ 99,512,516
                                                  ============   ===========   =============   ============

                                                    AMERICAN                      AMERICAN
                                                     FUNDS         AMERICAN     FUNDS GLOBAL      AMERICAN
                                                     GLOBAL      FUNDS GLOBAL    GROWTH AND        FUNDS
                                                     GROWTH       GROWTH AND       INCOME       GLOBAL SMALL
                                                    CLASS 2         INCOME         CLASS 2     CAPITALIZATION
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                 --------------  ------------  --------------  --------------
NET ASSETS AT JANUARY 1, 2007                    $1,352,086,302  $ 32,392,167  $  373,115,013   $ 203,548,338
Changes From Operations:
   - Net investment income (loss)                    21,825,076       527,724       6,996,428       4,028,653
   - Net realized gain (loss) on investments        100,471,768     2,822,516      39,798,911      33,377,407
   - Net change in unrealized appreciation or
     depreciation on investments                     65,121,109     1,815,966      26,542,543       2,370,023
                                                 --------------  ------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  187,417,953     5,166,206      73,337,882      39,776,083
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             281,478,913     1,619,313     494,241,228       1,505,909
   - Contract withdrawals and transfers to
     annuity reserves                              (116,555,750)   (4,824,432)    (32,618,396)    (26,578,817)
   - Contract transfers                              48,881,101    40,059,499     319,612,191         510,117
                                                 --------------  ------------  --------------   -------------
                                                    213,804,264    36,854,380     781,235,023     (24,562,791)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                724,618        25,586         605,117         157,668
   - Annuity Payments                                  (326,220)       42,035         (61,354)       (188,457)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 3,226           724             463           3,920
                                                 --------------  ------------  --------------   -------------
                                                        401,624        68,345         544,226         (26,869)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           214,205,888    36,922,725     781,779,249     (24,589,660)
                                                 --------------  ------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             401,623,841    42,088,931     855,117,131      15,186,423
                                                 --------------  ------------  --------------   -------------
NET ASSETS AT DECEMBER 31, 2007                   1,753,710,143    74,481,098   1,228,232,144     218,734,761
Changes From Operations:
   - Net investment income (loss)                     6,843,393       537,685       9,170,375      (2,088,912)
   - Net realized gain (loss) on investments        131,549,572    (2,653,320)    (22,555,765)     23,129,258
   - Net change in unrealized appreciation or
     depreciation on investments                   (870,090,820)  (34,030,779)   (648,174,460)   (125,221,372)
                                                 --------------  ------------  --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (731,697,855)  (36,146,414)   (661,559,850)   (104,181,026)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             205,045,906     1,104,850     267,875,762       1,034,592
   - Contract withdrawals and transfers to
     annuity reserves                              (105,479,772)   (6,029,486)    (63,218,224)    (13,373,485)
   - Contract transfers                              26,270,931    15,041,106     205,523,122     (24,285,138)
                                                 --------------  ------------  --------------   -------------
                                                    125,837,065    10,116,470     410,180,660     (36,624,031)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 94,343       (28,129)        198,289         (87,637)
   - Annuity Payments                                  (281,257)      (10,420)        (86,706)       (162,465)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 5,921           262              (3)          1,431
                                                 --------------  ------------  --------------   -------------
                                                       (180,993)      (38,287)        111,580        (248,671)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           125,656,072    10,078,183     410,292,240     (36,872,702)
                                                 --------------  ------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (606,041,783)  (26,068,231    (251,267,610)   (141,053,728)
                                                 --------------  ------------  --------------   -------------
NET ASSETS AT DECEMBER 31, 2008                  $1,147,668,360  $ 48,412,867  $  976,964,534   $  77,681,033
                                                 ==============  ============  ==============   =============

See accompanying notes.

                                                    AMERICAN
                                                      FUNDS                           AMERICAN                         AMERICAN
                                                  GLOBAL SMALL       AMERICAN           FUNDS         AMERICAN           FUNDS
                                                 CAPITALIZATION        FUNDS           GROWTH           FUNDS        GROWTH-INCOME
                                                     CLASS 2          GROWTH           CLASS 2      GROWTH-INCOME       CLASS 2
                                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                 --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT JANUARY 1, 2007                    $  910,596,407  $ 2,904,342,487  $ 4,369,955,838  $ 3,279,438,025  $ 5,950,704,859
Changes From Operations:
   - Net investment income (loss)                    16,628,356      (11,888,106)     (30,397,185)       8,926,298       11,547,463
   - Net realized gain (loss) on investments        127,465,217      376,739,377      402,423,322      263,400,709      310,752,717
   - Net change in unrealized appreciation or
     depreciation on investments                     38,907,447      (59,599,890)     110,216,913     (139,741,690)    (114,346,156)
                                                 --------------  ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  183,001,020      305,251,381      482,243,050      132,585,317      207,954,024
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             206,801,022       16,074,044      887,006,199       20,011,176      890,152,314
   - Contract withdrawals and transfers to
     annuity reserves                               (81,785,317)    (382,744,050)    (375,669,434)    (406,265,501)    (509,923,476)
   - Contract transfers                              15,591,947     (129,476,417)     124,667,848      (97,874,948)     154,419,197
                                                 --------------  ---------------  ---------------  ---------------  ---------------
                                                    140,607,652     (496,146,423)     636,004,613     (484,129,273)     534,648,035
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 55,665        1,102,519          729,931          638,596        1,033,016
   - Annuity Payments                                  (192,625)      (2,826,799)        (747,984)      (2,877,027)      (1,776,927)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 6,254          101,353           13,825          154,711           27,332
                                                 --------------  ---------------  ---------------  ---------------  ---------------
                                                       (130,706)      (1,622,927)          (4,228)      (2,083,720)        (716,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           140,476,946     (497,769,350)     636,000,385     (486,212,993)     533,931,456
                                                 --------------  ---------------  ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             323,477,966     (192,517,969)   1,118,243,435     (353,627,676)     741,885,480
                                                 --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2007                   1,234,074,373    2,711,824,518    5,488,199,273    2,925,810,349    6,692,590,339
Changes From Operations:
   - Net investment income (loss)                   (14,112,609)      (7,834,174)     (28,741,922)      10,986,212       18,013,574
   - Net realized gain (loss) on investments        126,291,596      262,482,718      483,601,962      179,584,730      318,212,664
   - Net change in unrealized appreciation or
     depreciation on investments                   (779,878,836)  (1,370,588,317)  (3,069,056,508)  (1,224,807,790)  (2,952,690,135)
                                                 --------------  ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (667,699,849)  (1,115,939,773)  (2,614,196,468)  (1,034,236,848)  (2,616,463,897)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              99,819,992       10,375,359      642,104,308       12,267,844      491,136,237
   - Contract withdrawals and transfers to
     annuity reserves                               (67,812,644)    (210,050,821)    (349,141,312)    (251,197,456)    (452,551,364)
   - Contract transfers                             (29,843,582)    (119,937,181)     218,221,652     (142,881,322)     (15,203,393)
                                                 --------------  ---------------  ---------------  ---------------  ---------------
                                                      2,163,766     (319,612,643)     511,184,648     (381,810,934)      23,381,480
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                259,311           90,485          455,989          216,301           58,286
   - Annuity Payments                                  (192,819)      (2,310,264)        (599,795)      (2,046,307)      (1,385,657)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 3,108          (31,847)          (1,392)         (66,885)          23,673
                                                 --------------  ---------------  ---------------  ---------------  ---------------
                                                         69,600       (2,251,626)        (145,198)      (1,896,891)      (1,303,698)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             2,233,366     (321,864,269)     511,039,450     (383,707,825)      22,077,782
                                                 --------------  ---------------  ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (665,466,483)  (1,437,804,042)  (2,103,157,018)  (1,417,944,673)  (2,594,386,115)
                                                 --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2008                  $  568,607,890  $ 1,274,020,476  $ 3,385,042,255  $ 1,507,865,676  $ 4,098,204,224
                                                 ==============  ===============  ===============  ===============  ===============


                                                   AMERICAN        AMERICAN                       AMERICAN
                                                     FUNDS          FUNDS          AMERICAN         FUNDS
                                                  HIGH-INCOME    HIGH-INCOME        FUNDS       INTERNATIONAL
                                                     BOND        BOND CLASS 2   INTERNATIONAL      CLASS 2
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------  -------------  --------------  ---------------
NET ASSETS AT JANUARY 1, 2007                    $ 246,915,256  $ 803,414,080  $1,493,254,288  $ 1,743,051,438
Changes From Operations:
   - Net investment income (loss)                   23,020,736     93,532,125       3,931,980        3,347,261
   - Net realized gain (loss) on investments           486,228      2,119,948     162,497,969      156,500,371
   - Net change in unrealized appreciation or
     depreciation on investments                   (22,382,716)  (100,808,925)     93,945,602      184,024,864
                                                 -------------  -------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   1,124,248     (5,156,852)    260,375,551      343,872,496
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              2,152,941    173,793,251       8,954,224      449,960,852
   - Contract withdrawals and transfers to
     annuity reserves                              (30,770,931)   (68,188,922)   (181,833,275)    (149,846,686)
   - Contract transfers                             (5,317,478)    55,902,882     (43,974,838)      84,220,903
                                                 -------------  -------------  --------------  ---------------
                                                   (33,935,468)   161,507,211    (216,853,889)     384,335,069
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                               194,038         44,692         256,688          439,761
   - Annuity Payments                                 (286,959)      (209,868)     (1,697,458)        (341,718)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                3,692          3,114          62,098            6,054
                                                 -------------  -------------  --------------  ---------------
                                                       (89,229)      (162,062)     (1,378,672)         104,097
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (34,024,697)   161,345,149    (218,232,561)     384,439,166
                                                 -------------  -------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (32,900,449)   156,188,297      42,142,990      728,311,662
                                                 -------------  -------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2007                    214,014,807    959,602,377   1,535,397,278    2,471,363,100
Changes From Operations:
   - Net investment income (loss)                   10,216,649     54,119,359       7,785,902       10,609,619
   - Net realized gain (loss) on investments        (7,318,610)   (29,786,003)    184,947,152      297,237,096
   - Net change in unrealized appreciation or
     depreciation on investments                   (49,776,705)  (269,691,037)   (802,709,769)  (1,428,256,558)
                                                 -------------  -------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (46,878,666)  (245,357,681)   (609,976,715)  (1,120,409,843)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              1,062,783    123,834,505       5,825,175      293,126,527
   - Contract withdrawals and transfers to
     annuity reserves                              (21,612,753)   (78,126,829)   (114,055,539)    (141,934,005)
   - Contract transfers                            (12,394,453)   (10,533,137)    (72,814,289)      16,638,341
                                                 -------------  -------------  --------------  ---------------
                                                   (32,944,423)    35,174,539    (181,044,653)     167,830,863
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                55,034        495,983         132,409          657,338
   - Annuity Payments                                 (450,517)      (198,458)     (1,758,230)        (475,106)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                              (23,424)         2,658         (94,437)           3,915
                                                 -------------  -------------  --------------  ---------------
                                                      (418,907)       300,183      (1,720,258)         186,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (33,363,330)    35,474,722    (182,764,911)     168,017,010
                                                 -------------  -------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (80,241,996)  (209,882,959)   (792,741,626)    (952,392,833)
                                                 -------------  -------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2008                  $ 133,772,811  $ 749,719,418  $  742,655,652  $ 1,518,970,267
                                                 =============  =============  ==============  ===============

                                                                   AMERICAN
                                                    AMERICAN         FUNDS
                                                     FUNDS       INTERNATIONAL                     AMERICAN
                                                 INTERNATIONAL    GROWTH AND       AMERICAN          FUNDS
                                                     GROWTH         INCOME           FUNDS         NEW WORLD
                                                   AND INCOME       CLASS 2        NEW WORLD        CLASS 2
                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 -------------   -------------   ------------   --------------
NET ASSETS AT JANUARY 1, 2007                       $     --      $       --     $112,317,470   $  666,138,751
Changes From Operations:
   - Net investment income (loss)                         --              --        2,759,715       16,050,246
   - Net realized gain (loss) on investments              --              --       16,502,905       74,982,087
   - Net change in unrealized appreciation or
     depreciation on investments                          --              --       14,300,560      133,206,005
                                                    --------      ----------     ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              --              --       33,563,180      224,238,338
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                   --              --          996,866      186,418,094
   - Contract withdrawals and transfers to
     annuity reserves                                     --              --      (13,428,506)     (54,242,996)
   - Contract transfers                                   --              --       16,091,005       51,617,342
                                                    --------      ----------     ------------   --------------
                                                          --              --        3,659,365      183,792,440
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --              --           (7,162)          92,586
   - Annuity Payments                                     --              --          (66,833)        (118,872)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --              --              (53)           1,877
                                                    --------      ----------     ------------   --------------
                                                          --              --          (74,048)         (24,409)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                       --              --        3,585,317      183,768,031
                                                    --------      ----------     ------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   --              --       37,148,497      408,006,369
                                                    --------      ----------     ------------   --------------
NET ASSETS AT DECEMBER 31, 2007                           --              --      149,465,967    1,074,145,120
Changes From Operations:
   - Net investment income (loss)                       (168)         (1,531)         222,403          383,190
   - Net realized gain (loss) on investments               4             113       13,129,584       79,311,516
   - Net change in unrealized appreciation or
     depreciation on investments                      32,764         170,671      (73,241,489)    (563,215,686)
                                                    --------      ----------     ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          32,600         169,253      (59,889,502)    (483,520,980)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                   --         722,898          903,682      119,238,908
   - Contract withdrawals and transfers to
     annuity reserves                                   (163)        (36,872)      (9,882,913)     (60,665,667)
   - Contract transfers                              777,430       3,078,485      (12,898,929)     (25,148,853)
                                                    --------      ----------     ------------   --------------
                                                     777,267       3,764,511      (21,878,160)      33,424,388
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --              --            8,989          135,128
   - Annuity Payments                                     --              --          (56,062)        (117,644)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                                 --              --               40            1,327
                                                    --------      ----------     ------------   --------------
                                                          --              --          (47,033)          18,811
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                  777,267       3,764,511      (21,925,193)      33,443,199
                                                    --------      ----------     ------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              809,867       3,933,764      (81,814,695)    (450,077,781)
                                                    --------      ----------     ------------   --------------
NET ASSETS AT DECEMBER 31, 2008                     $809,867      $3,933,764     $ 67,651,272   $  624,067,339
                                                    ========      ==========     ============   ==============

See accompanying notes.

                                                                    AMERICAN
                                                   AMERICAN        FUNDS U.S.
                                                  FUNDS U.S.      GOVERNMENT/
                                                  GOVERNMENT/      AAA-RATED
                                                   AAA-RATED       SECURITIES
                                                  SECURITIES        CLASS 2
                                                  SUBACCOUNT       SUBACCOUNT
                                                 ------------   --------------
NET ASSETS AT JANUARY 1, 2007                    $178,808,165   $  378,433,242
Changes From Operations:
   - Net investment income (loss)                  10,782,774       28,482,909
   - Net realized gain (loss) on investments          512,548         (122,608)
   - Net change in unrealized appreciation or
     depreciation on investments                   (2,271,355)      (5,380,013)
                                                 ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        9,023,967       22,980,288
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,182,699      121,186,735
   - Contract withdrawals and transfers to
     annuity reserves                             (27,074,543)     (42,766,622)
   - Contract transfers                            13,726,427       81,531,470
                                                 ------------   --------------
                                                  (12,165,417)     159,951,583
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                               64,301          136,377
   - Annuity Payments                                (185,395)        (207,903)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                               7,713            7,652
                                                 ------------   --------------
                                                     (113,381)         (63,874)
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS               (12,278,798)     159,887,709
                                                 ------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (3,254,831)     182,867,997
                                                 ------------   --------------
NET ASSETS AT DECEMBER 31, 2007                   175,553,334      561,301,239
Changes From Operations:
   - Net investment income (loss)                   3,500,039       15,756,719
   - Net realized gain (loss) on investments          601,384          750,889
   - Net change in unrealized appreciation or
     depreciation on investments                    8,707,550       40,168,937
                                                 ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       12,808,973       56,676,545
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,269,767      221,436,853
   - Contract withdrawals and transfers to
     annuity reserves                             (25,555,320)     (82,112,879)
   - Contract transfers                            61,009,875      376,324,257
                                                 ------------   --------------
                                                   36,724,322      515,648,231
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                              351,374          290,890
   - Annuity Payments                                (177,655)        (196,141)
   - Receipt (reimbursement) of mortality
     guarantee adjustment                              (8,332)           2,090
                                                 ------------   --------------
                                                      165,387           96,839
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS                36,889,709      515,745,070
                                                 ------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            49,698,682      572,421,615
                                                 ------------   --------------
NET ASSETS AT DECEMBER 31, 2008                  $225,252,016   $1,133,722,854
                                                 ============   ==============

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of seven products as follows:

American Legacy II
American Legacy III
American Legacy Shareholder's Advantage
American Legacy III Plus
American Legacy III C-Share
American Legacy III View
American Legacy Design

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS: The Variable Account invests in the American Funds Insurance Series (American Funds) which consists of the following mutual funds (Funds):

American Funds Asset Allocation
American Funds Asset Allocation Class 2
American Funds Blue Chip Income & Growth
American Funds Blue Chip Income & Growth Class 2
American Funds Bond
American Funds Bond Class 2
American Funds Cash Management
American Funds Cash Management Class 2
American Funds Global Bond
American Funds Global Bond Class 2
American Funds Global Discovery
American Funds Global Discovery Class 2
American Funds Global Growth
American Funds Global Growth Class 2
American Funds Global Growth and Income
American Funds Global Growth and Income Class 2
American Funds Global Small Capitalization
American Funds Global Small Capitalization Class 2
American Funds Growth
American Funds Growth Class 2
American Funds Growth-Income
American Funds Growth-Income Class 2
American Funds High-Income Bond
American Funds High-Income Bond Class 2
American Funds International
American Funds International Class 2
American Funds International Growth and Income
American Funds International Growth and Income Class 2
American Funds New World
American Funds New World Class 2
American Funds U.S. Government/AAA-Rated Securities
American Funds U.S. Government/AAA-Rated Securities Class 2

American Funds is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2008, which approximates fair value. The difference between cost and net asset value is reflected as unrealized appreciation and depreciation of investments.

Effective January 1, 2008, the Variable Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair
Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the as-sumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circum-stances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Separate Account's investments in the Funds are valued within the above FAS 157 fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Adoption of FAS 157 had no effect on the recorded amounts of the Funds in the Variable Account.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the exdividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

INVESTMENT FUND CHANGES: During 2008, the American Funds International Growth & Income Fund and the American Funds International Growth & Income Class 2 Fund became available as investment options for Account Contract owners. Accordingly, the 2008 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2008.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees are a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the seven contract types:

- American Legacy II at a daily rate of .0036986% to .0067123% (1.35% to 2.45% on an annual basis)

- American Legacy III at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

- American Legacy Shareholder's Advantage at a daily rate of .0016438% to .0049315% (.60% to 1.80% on an annual basis)

- American Legacy III Plus at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- American Legacy III C-Share at a daily rate of .0042466% to .0078082% (1.55% to 2.85% on an annual basis)

- American Legacy III View at a daily rate of .0043836% to .0076712% (1.60% to 2.80% on an annual basis)

- American Legacy Design at a daily rate of .0030137% to .0075342% (1.10% to 2.75% on an annual basis)

The Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges for 2008 and 2007 for the Legacy II, Legacy III, Legacy III Plus, Legacy III C-Share, Legacy III View and Shareholder's Advantage products were $18,903,936 and $15,313,582, respectively.

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. For the year ending December 31, 2008 and 2007, sales charges were $11,278,399 and $18,779,076, respectively.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2008 follows.

                                MINIMUM  MAXIMUM  MINIMUM    MAXIMUM                                  MINIMUM    MAXIMUM  INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT        UNITS                        TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)   OUTSTANDING     NET ASSETS    RETURN(4)  RETURN(4)  RATIO(5)
----------  ----  ------------  -------  -------  --------  --------  -------------  --------------  ---------  --------- ----------
AMERICAN FUNDS ASSET ALLOCATION
            2008                 1.35%    2.45%    $ 1.04    $ 8.46     164,722,844    $469,099,952   -31.02%    -30.25%     2.64%
            2007                 1.35%    2.45%      1.49     12.19     195,387,497     800,417,171     4.23%      5.38%     2.30%
            2006                 1.35%    2.45%      1.42     11.62     215,227,153     838,513,023    12.17%     13.41%     2.37%
            2005                 1.35%    2.45%      1.26      3.50     234,978,694     809,206,540     6.81%      7.99%     2.36%
            2004                 1.35%    2.45%      1.17      3.24     258,965,142     829,606,913     6.41%      7.05%     2.09%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                   MINIMUM    MAXIMUM  INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT        UNITS                        TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)   OUTSTANDING     NET ASSETS    RETURN(4)  RETURN(4)  RATIO(5)
----------  ----  ------------  -------  -------  --------  --------  -------------  --------------  ---------  --------- ----------
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
            2008                 0.60%    2.85%    $ 0.99    $ 9.08   1,230,770,995  $2,611,347,564   -31.49%    -29.93%     2.55%
            2007                 0.60%    2.85%      1.43     12.97   1,414,320,664   3,883,524,518     3.56%      5.92%     2.27%
            2006                 0.60%    2.85%      1.36     12.25   1,455,429,121   3,260,996,708    11.44%     13.97%     2.41%
            2005                 0.60%    2.85%      1.21      1.65   1,456,974,695   2,350,188,580     6.29%      8.49%     2.50%
            2004                 0.60%    2.65%      1.12      1.53   1,154,148,381   1,566,944,830     5.83%      7.69%     2.33%
AMERICAN FUNDS BLUE CHIP INCOME & GROWTH
            2008                 1.35%    2.45%      0.78      7.50      94,803,298      75,211,590   -37.84%    -37.16%     2.22%
            2007                 1.35%    2.45%      1.24     11.99     106,011,160     133,313,520    -0.23%      0.87%     2.83%
            2006                 1.35%    2.45%      1.23     11.94     118,253,540     146,903,200    14.88%     16.15%     1.34%
            2005                 1.35%    2.45%      1.06      1.56     116,165,950     124,028,295     4.97%      6.13%     1.17%
            2004                 1.35%    2.45%      1.00      1.48     119,055,959     119,629,708     7.81%      8.46%     0.82%
AMERICAN FUNDS BLUE CHIP INCOME & GROWTH CLASS 2
            2008                 0.60%    2.85%      0.75      8.02     934,129,810   1,631,614,132   -38.29%    -36.89%     2.16%
            2007                 0.60%    2.85%      1.21     12.71   1,014,815,183   2,370,018,577    -0.84%      1.42%     2.63%
            2006                 0.60%    2.85%      1.20     12.54   1,050,387,533   1,959,578,097    14.12%     16.71%     1.14%
            2005                 0.60%    2.85%      1.04      1.58   1,047,633,620   1,312,854,858     4.43%      6.59%     0.99%
            2004                 0.60%    2.65%      0.99      1.50     806,510,641     828,123,249     7.41%      9.09%     0.68%
AMERICAN FUNDS BOND
            2008                 1.35%    2.45%      1.14      9.34     108,489,879     165,970,606   -11.36%    -10.38%     5.64%
            2007                 1.35%    2.45%      1.28     10.52     113,833,745     194,490,683     1.15%      2.27%     7.94%
            2006                 1.35%    2.45%      1.26      1.68     104,652,179     174,667,172     4.92%      5.87%     4.02%
            2005                 1.35%    2.25%      1.20      1.59     103,382,008     163,166,826    -0.49%      0.41%     3.97%
            2004                 1.35%    2.25%      1.20      1.58     111,148,247     174,995,123     3.99%      4.62%     3.72%
AMERICAN FUNDS BOND CLASS 2
            2008                 0.60%    2.85%      1.10      9.88     582,367,931   1,671,458,064   -11.90%     -9.89%     5.88%
            2007                 0.60%    2.85%      1.25     10.97     601,339,968   1,606,072,238     0.43%      2.71%     8.06%
            2006                 0.60%    2.85%      1.24     10.68     556,768,529   1,180,858,881     3.98%      6.35%     3.84%
            2005                 0.60%    2.85%      1.18      1.49     519,435,806     816,254,283    -1.07%      0.98%     3.74%
            2004                 0.60%    2.65%      1.18      1.49     400,064,312     556,320,504     3.47%      5.08%     3.50%
AMERICAN FUNDS CASH MANAGEMENT
            2008                 1.35%    2.45%      1.01     10.54      79,474,327     130,801,938    -0.33%      0.78%     2.01%
            2007                 1.35%    2.45%      1.02     10.68      54,152,224      88,079,207     2.41%      3.55%     6.94%
            2006                 1.35%    2.45%      0.99      1.61      48,888,505      77,534,150     2.28%      3.41%     2.07%
            2005                 1.35%    2.45%      0.97      1.56      37,003,756      57,429,561     0.47%      1.59%     0.90%
            2004                 1.35%    2.45%      0.98      1.53      39,758,883      60,778,270    -0.79%     -0.39%     0.80%
AMERICAN FUNDS CASH MANAGEMENT CLASS 2
            2008                 0.60%    2.85%      0.98     11.10     386,672,372     960,131,197    -0.97%      1.29%     2.06%
            2007                 0.60%    2.85%      0.99     10.96     183,435,437     418,397,050     1.79%      4.10%     6.90%
            2006                 0.60%    2.85%      0.97     10.53     152,803,161     273,202,313     1.70%      3.96%     2.00%
            2005                 0.60%    2.80%      0.96      1.17     117,878,350     150,219,598     0.10%      2.07%     0.76%
            2004                 0.60%    2.55%      0.96      1.15     101,970,841     108,377,067    -1.24%      0.10%     0.51%
AMERICAN FUNDS GLOBAL BOND
            2008                 1.35%    2.45%     10.95     11.17       3,013,584      33,637,543     1.25%      2.22%     4.89%
            2007                 1.35%    2.30%     10.82     10.93       1,465,167      16,009,800     7.05%      8.07%     6.02%
            2006    11/20/06     1.35%    2.30%     10.10     10.12         117,062       1,184,079    -1.51%      1.15%     1.16%
AMERICAN FUNDS GLOBAL BOND CLASS 2
            2008                 0.60%    2.85%     10.77     11.29      39,336,991     435,364,193     0.58%      2.86%     5.69%
            2007                 0.60%    2.85%     10.71     10.98      14,645,000     159,058,710     6.16%      8.57%     6.10%
            2006    11/20/06     0.60%    2.85%     10.09     10.11         440,986       4,454,776    -1.75%      1.04%     0.96%
AMERICAN FUNDS GLOBAL DISCOVERY
            2008                 1.35%    2.30%      0.84      7.70       9,543,338       8,149,673   -46.27%    -45.76%     0.99%
            2007                 1.35%    2.30%      1.56     14.32      10,747,106      16,933,166    14.88%     15.98%     1.21%
            2006                 1.35%    2.30%      1.34      1.96       9,432,330      12,811,310    15.04%     16.08%     1.13%
            2005                 1.35%    2.25%      1.16      1.17       8,136,443       9,482,942     9.42%      9.58%     1.03%
            2004                 1.35%    1.50%      1.06      1.06       7,840,840       8,340,815     9.07%      9.23%     0.91%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
            2008                 0.60%    2.85%      0.82      8.34      56,388,286     124,422,273   -46.63%    -45.42%     0.76%
            2007                 0.60%    2.85%      1.52     15.30      63,782,569     227,161,628    13.92%     16.51%     1.06%
            2006                 0.60%    2.85%      1.31     13.13      61,690,827     143,108,276    14.17%     16.71%     0.99%
            2005                 0.60%    2.80%      1.14      1.74      60,362,318      85,095,626     7.91%     10.14%     1.02%
            2004                 0.60%    2.65%      1.04      1.31      45,178,905      49,624,308     8.36%      9.77%     0.90%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                   MINIMUM    MAXIMUM  INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT        UNITS                        TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)   OUTSTANDING     NET ASSETS    RETURN(4)  RETURN(4)  RATIO(5)
----------  ----  ------------  -------  -------  --------  --------  -------------  --------------  ---------  --------- ----------
AMERICAN FUNDS GLOBAL GROWTH
             2008                1.35%    2.45%    $ 1.36    $ 8.71      54,052,705  $   99,512,516   -39.73%    -39.06%     1.88%
             2007                1.35%    2.45%      2.25     14.36      65,302,320     197,046,041    12.37%     13.62%     2.99%
             2006                1.35%    2.45%      1.99     12.70      72,886,863     193,510,669    17.81%     19.11%     1.03%
             2005                1.35%    2.45%      1.67      2.24      77,539,491     172,897,423    11.61%     12.84%     0.84%
             2004                1.35%    2.45%      1.49      1.98      85,449,325     169,022,258    11.83%     12.27%     0.58%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2008                0.60%    2.85%      0.76      9.59     435,479,493   1,147,668,360   -40.12%    -38.76%     1.89%
             2007                0.60%    2.85%      1.25     15.66     476,679,602   1,753,710,142    11.62%     14.16%     2.80%
             2006                0.60%    2.85%      1.11     13.73     498,084,531   1,352,086,302    17.04%     19.71%     0.87%
             2005                0.60%    2.85%      0.94      2.21     501,723,681     955,113,823    11.09%     13.39%     0.67%
             2004                0.60%    2.65%      0.84      1.96     427,774,284     685,565,224    11.07%     12.81%     0.43%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
             2008                1.35%    2.45%      7.19      7.40       6,550,426      48,412,867   -42.49%    -41.85%     2.18%
             2007                1.35%    2.45%     12.51     12.73       5,855,527      74,481,099    10.31%     11.53%     2.37%
             2006     6/2/06     1.35%    2.45%     11.34     11.41       2,838,495      32,392,167     1.06%     14.23%     1.23%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
             2008                0.60%    2.85%      6.95      7.51     133,359,624     976,964,534   -42.82%    -41.52%     2.26%
             2007                0.60%    2.85%     12.18     12.83      97,150,639   1,228,232,146     9.50%     12.00%     2.39%
             2006     6/2/06     0.60%    2.85%     11.09     11.46      32,743,708     373,115,013     0.26%     17.04%     1.19%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
             2008                1.35%    2.45%      1.51      7.40      46,587,577      77,681,033   -54.52%    -54.02%     0.00%
             2007                1.35%    2.45%      3.31     16.17      60,396,973     218,734,763    18.79%     20.10%     3.17%
             2006                1.35%    2.45%      2.81      3.02      67,541,134     203,548,338    21.59%     22.69%     0.61%
             2005                1.35%    2.25%      2.31      2.46      77,806,432     191,110,280    22.87%     23.98%     1.11%
             2004                1.35%    2.25%      1.88      1.99      80,994,701     160,532,199    19.03%     19.51%     0.00%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
             2008                0.60%    2.85%      0.83      8.29     214,242,413     568,607,890   -54.83%    -53.80%     0.00%
             2007                0.60%    2.85%      1.82     17.96     249,699,753   1,234,074,372    18.02%     20.70%     2.96%
             2006                0.60%    2.85%      1.52     14.89     266,051,520     910,596,407    20.57%     23.31%     0.46%
             2005                0.60%    2.85%      1.25      2.44     272,151,248     619,424,672    22.08%     24.60%     0.96%
             2004                0.60%    2.65%      1.01      1.97     231,305,398     393,660,592    18.08%     20.16%     0.00%
AMERICAN FUNDS GROWTH
             2008                1.35%    2.45%      0.99      7.11     296,412,768   1,274,020,476   -45.19%    -44.58%     1.01%
             2007                1.35%    2.45%      1.80     12.89     348,706,797   2,711,824,519     9.91%     11.13%     0.96%
             2006                1.35%    2.45%      1.63     11.57     412,367,205   2,904,342,487     7.80%      9.00%     0.96%
             2005                1.35%    2.45%      1.50      6.62     484,030,759   3,146,497,189    13.68%     14.94%     0.87%
             2004                1.35%    2.45%      1.31      5.76     561,093,381   3,190,569,860    10.24%     11.24%     0.35%
AMERICAN FUNDS GROWTH CLASS 2
             2008                0.60%    2.85%      0.60      7.68   1,397,615,220   3,385,042,255   -45.55%    -44.31%     0.87%
             2007                0.60%    2.85%      1.09     13.80   1,489,995,517   5,488,199,274     9.19%     11.68%     0.82%
             2006                0.60%    2.85%      0.99     12.36   1,569,317,457   4,369,955,838     7.12%      9.56%     0.85%
             2005                0.60%    2.85%      0.91      2.79   1,633,512,467   3,454,889,265    13.15%     15.50%     0.75%
             2004                0.60%    2.65%      0.80      2.43   1,409,551,819   2,482,278,131     9.88%     11.82%     0.19%
AMERICAN FUNDS GROWTH-INCOME
             2008                1.35%    2.45%      0.95      7.34     463,579,996   1,507,865,676   -39.19%    -38.52%     1.87%
             2007                1.35%    2.45%      1.55     11.99     552,306,035   2,925,810,349     2.77%      3.91%     1.66%
             2006                1.35%    2.45%      1.50     11.59     640,607,607   3,279,438,025    12.71%     13.96%     1.70%
             2005                1.35%    2.45%      1.32      4.58     741,859,644   3,346,748,813     3.51%      4.66%     1.48%
             2004                1.35%    2.45%      1.26      4.38     852,691,080   3,696,459,163     8.20%      9.18%     1.02%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2008                0.60%    2.85%      0.88      7.83   1,985,677,428   4,098,204,224   -39.60%    -38.22%     1.74%
             2007                0.60%    2.85%      1.44     12.69   2,248,511,385   6,692,590,338     2.09%      4.41%     1.57%
             2006                0.60%    2.85%      1.40     12.16   2,409,342,499   5,950,704,859    11.97%     14.51%     1.65%
             2005                0.60%    2.85%      1.24      1.97   2,534,683,291   4,638,016,511     3.06%      5.20%     1.44%
             2004                0.60%    2.65%      1.19      1.89   2,222,383,145   3,640,835,601     7.81%      9.71%     0.97%
AMERICAN FUNDS HIGH-INCOME BOND
             2008                1.35%    2.45%      1.14      8.12      50,912,255     133,772,811   -25.59%    -24.77%     7.05%
             2007                1.35%    2.45%      1.53     10.72      61,234,521     214,014,806    -0.84%      0.26%    11.07%
             2006                1.35%    2.45%      1.53     10.79      70,770,090     246,915,256     8.20%      9.40%     6.16%
             2005                1.35%    2.45%      1.40      3.24      81,625,557     260,980,961    -0.02%      1.08%     6.04%
             2004                1.35%    2.45%      1.39      3.20      97,111,449     309,225,219     7.93%      8.36%     6.17%

                                MINIMUM  MAXIMUM   MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM  INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT        UNITS                        TOTAL      TOTAL     INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)   OUTSTANDING     NET ASSETS    RETURN(4)  RETURN(4)  RATIO(5)
----------  ----  ------------  -------  -------  --------  --------  -------------  --------------  ---------  --------- ----------
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
             2008                0.60%    2.85%    $ 1.09    $ 8.57     286,586,077  $  749,719,418   -25.98%    -24.29%     7.55%
             2007                0.60%    2.85%      1.45     11.33     323,762,230     959,602,378    -1.51%      0.73%    11.68%
             2006                0.60%    2.85%      1.46     11.25     335,530,944     803,414,080     7.54%      9.93%     5.92%
             2005                0.60%    2.80%      1.34      1.57     334,659,247     564,069,422    -0.47%      1.59%     5.79%
             2004                0.60%    2.65%      1.33      1.56     289,105,588     426,125,312     7.37%      8.94%     5.92%
AMERICAN FUNDS INTERNATIONAL
             2008                1.35%    2.45%      1.34      8.74     245,729,055     742,655,652   -43.42%    -42.79%     2.06%
             2007                1.35%    2.45%      2.36     15.34     290,661,818   1,535,397,278    17.39%     18.69%     1.64%
             2006                1.35%    2.45%      1.99     12.90     334,901,499   1,493,254,288    16.45%     17.73%     1.77%
             2005                1.35%    2.45%      1.70      3.82     382,227,247   1,450,369,387    18.80%     20.12%     1.65%
             2004                1.35%    2.45%      1.42      3.18     428,642,765   1,357,651,268    17.00%     18.05%     1.44%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2008                0.60%    2.85%      0.76      9.80     527,432,055   1,518,970,267   -43.75%    -42.47%     2.02%
             2007                0.60%    2.85%      1.33     17.04     590,636,645   2,471,363,099    16.65%     19.30%     1.63%
             2006                0.60%    2.85%      1.13     14.29     612,377,785   1,743,051,438    15.64%     18.27%     1.82%
             2005                0.60%    2.85%      0.96      2.05     610,034,022   1,143,818,165    18.33%     20.78%     1.70%
             2004                0.60%    2.65%      0.80      1.71     497,590,164     715,956,562    16.55%     18.60%     1.48%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
             2008   11/18/08     1.35%    2.25%     10.90     10.91          74,228         809,867     2.89%      9.11%     0.10%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
             2008   11/18/08     0.60%    2.70%     10.89     10.92         360,626       3,933,764     0.76%     18.42%     0.08%
AMERICAN FUNDS NEW WORLD
             2008                1.35%    2.45%      1.67     10.34      39,762,273      67,651,272   -43.61%    -42.98%     1.58%
             2007                1.35%    2.45%      2.94     18.31      50,274,144     149,465,967    29.52%     30.75%     3.53%
             2006                1.35%    2.30%      2.25      2.66      49,410,198     112,317,470    29.93%     31.10%     1.61%
             2005                1.35%    2.25%      1.72      2.04      45,529,580      78,897,435    18.41%     19.48%     1.33%
             2004                1.35%    2.25%      1.44      1.66      38,836,297      56,324,580    17.00%     17.47%     2.08%
AMERICAN FUNDS NEW WORLD CLASS 2
             2008                0.60%    2.85%      1.42     11.61     173,167,947     624,067,339   -44.00%    -42.72%     1.52%
             2007                0.60%    2.85%      2.50     20.28     197,779,258   1,074,145,122    28.50%     31.42%     3.33%
             2006                0.60%    2.85%      1.92     15.44     199,671,111     666,138,751    28.87%     31.80%     1.53%
             2005                0.60%    2.85%      1.47      2.07     187,969,012     372,004,525    17.58%     20.02%     1.19%
             2004                0.60%    2.65%      1.24      1.74     139,925,578     202,738,697    16.51%     18.09%     1.93%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
             2008                1.35%    2.45%      1.14     11.15      84,755,539     225,252,016     5.24%      6.40%     3.21%
             2007                1.35%    2.45%      1.08     10.58      70,038,007     175,553,336     4.24%      5.40%     7.59%
             2006                1.35%    2.45%      1.04      2.40      75,025,422     178,808,165     1.64%      2.56%     4.08%
             2005                1.35%    2.25%      1.03      2.34      90,053,495     209,703,090     0.42%      1.33%     3.95%
             2004                1.35%    2.25%      1.10      2.31     103,929,290     239,350,674     1.79%      2.20%     4.65%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
             2008                0.60%    2.85%      1.10     11.64     328,262,012   1,133,722,854     4.61%      6.98%     3.52%
             2007                0.60%    2.85%      1.05     10.88     219,840,541     561,301,239     3.49%      5.85%     7.86%
             2006                0.60%    2.85%      1.02     10.29     206,683,925     378,433,242     0.89%      3.13%     3.86%
             2005                0.60%    2.80%      1.01      1.46     217,910,072     319,181,871    -0.27%      1.80%     3.75%
             2004                0.60%    2.65%      1.02      1.44     199,656,398     266,867,192     1.11%      2.69%     4.40%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2008.

                                                                 AGGREGATE       AGGREGATE
                                                                  COST OF        PROCEEDS
SUBACCOUNT                                                       PURCHASES      FROM SALES
-----------------------------------------------------------   --------------   ------------
American Funds Asset Allocation                               $   54,027,270   $125,592,681
American Funds Asset Allocation Class 2                          670,893,771    577,118,033
American Funds Blue Chip Income & Growth                          19,639,289     22,421,666
American Funds Blue Chip Income & Growth Class 2                 639,333,791    279,719,294
American Funds Bond                                               32,956,932     32,765,857
American Funds Bond Class 2                                      643,694,168    297,615,800
American Funds Cash Management                                    93,123,144     49,381,275
American Funds Cash Management Class 2                         1,086,636,159    537,435,013
American Funds Global Bond                                        36,351,114     17,082,221
American Funds Global Bond Class 2                               450,240,422    155,427,762
American Funds Global Discovery                                    3,070,730      4,545,429
American Funds Global Discovery Class 2                           65,953,790     56,480,699
American Funds Global Growth                                      22,088,761     34,358,059
American Funds Global Growth Class 2                             486,445,055    222,681,580
American Funds Global Growth and Income                           25,208,972     13,979,038
American Funds Global Growth and Income Class 2                  632,187,729    198,978,614
American Funds Global Small Capitalization                        26,248,566     44,541,388
American Funds Global Small Capitalization Class 2               317,304,091    195,861,280
American Funds Growth                                            268,789,200    364,802,168
American Funds Growth Class 2                                  1,605,714,027    581,564,591
American Funds Growth-Income                                     206,176,868    429,419,857
American Funds Growth-Income Class 2                           1,222,863,878    804,552,810
American Funds High-Income Bond                                   19,785,651     43,614,688
American Funds High-Income Bond Class 2                          322,763,035    236,809,079
American Funds International                                     188,263,472    205,852,862
American Funds International Class 2                             784,072,620    315,870,020
American Funds International Growth and Income                       775,269            165
American Funds International Growth and Income Class 2             3,893,613        233,923
American Funds New World                                          29,500,708     41,567,793
American Funds New World Class 2                                 311,366,461    201,626,158
American Funds U.S. Government/AAA-Rated Securities               70,709,465     30,506,290
American Funds U.S. Government/AAA-Rated Securities Class 2      739,491,835    207,328,582

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2008.

                                                                              NET
                                                                SHARES       ASSET     FAIR VALUE
SUBACCOUNT                                                       OWNED       VALUE      OF SHARES     COST OF SHARES
-----------------------------------------------------------   -----------   ------   --------------   --------------
American Funds Asset Allocation                                38,598,331   $12.16   $  469,355,698   $  536,771,386
American Funds Asset Allocation Class 2                       216,156,555    12.08    2,611,171,185    3,493,791,575
American Funds Blue Chip Income & Growth                       11,272,807     6.67       75,189,622      106,032,452

                                                                              NET
                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                        OWNED      VALUE      OF SHARES     COST OF SHARES
-----------------------------------------------------------   -----------   ------   --------------   --------------
American Funds Blue Chip Income & Growth Class 2              246,471,594    $6.62   $1,631,641,955   $2,497,902,133
American Funds Bond                                            17,533,241     9.46      165,864,461      186,872,510
American Funds Bond Class 2                                   178,386,553     9.37    1,671,481,998    1,952,490,886
American Funds Cash Management                                 11,475,209    11.44      131,276,391      132,266,247
American Funds Cash Management Class 2                         84,790,051    11.38      964,910,777      972,732,538
American Funds Global Bond                                      3,150,060    10.68       33,642,641       34,691,520
American Funds Global Bond Class 2                             40,867,116    10.66      435,643,462      447,860,408
American Funds Global Discovery                                 1,094,265     7.45        8,152,275       12,533,298
American Funds Global Discovery Class 2                        16,748,968     7.43      124,444,829      202,990,304
American Funds Global Growth                                    7,128,998    13.96       99,520,818      118,402,570
American Funds Global Growth Class 2                           82,706,305    13.88    1,147,963,514    1,588,680,587
American Funds Global Growth and Income                         7,249,975     6.68       48,429,832       77,936,108
American Funds Global Growth and Income Class 2               146,469,606     6.67      976,952,270    1,570,747,696
American Funds Global Small Capitalization                      6,944,308    11.18       77,637,364      125,099,937
American Funds Global Small Capitalization Class 2             51,549,002    11.03      568,585,493    1,039,561,765
American Funds Growth                                          38,028,450    33.51    1,274,333,372    1,769,369,142
American Funds Growth Class 2                                 101,735,041    33.27    3,384,724,807    5,721,788,252
American Funds Growth-Income                                   62,214,783    24.25    1,508,708,500    1,943,280,135
American Funds Growth-Income Class 2                          169,980,226    24.11    4,098,223,249    6,233,699,786
American Funds High-Income Bond                                16,593,208     8.06      133,741,260      200,292,160
American Funds High-Income Bond Class 2                        93,231,508     8.00      745,852,060    1,081,221,409
American Funds International                                   60,783,242    12.22      742,771,216      944,677,925
American Funds International Class 2                          124,604,828    12.19    1,518,932,859    2,250,091,937
American Funds International Growth and Income                     73,981    10.92          807,872          775,108
American Funds International Growth and Income Class 2            350,776    10.92        3,830,474        3,659,803
American Funds New World                                        4,990,379    13.57       67,719,438       86,033,462
American Funds New World Class 2                               46,334,086    13.47      624,120,142      835,369,911
American Funds U.S. Government/AAA-Rated Securities            18,335,593    12.29      225,344,436      215,006,009
American Funds U.S. Government/AAA-Rated Securities Class 2    92,941,650    12.20    1,133,888,127    1,100,177,682

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2008 is as follows:

                                                                  UNITS         UNITS      NET INCREASE
SUBACCOUNT                                                       ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------------------   -----------   ------------   ------------
American Funds Asset Allocation                                 8,733,304    (39,397,957)   (30,664,653)
American Funds Asset Allocation Class 2                        98,032,254   (281,581,923)  (183,549,669)
American Funds Blue Chip Income & Growth                       16,049,433    (27,257,295)   (11,207,862)
American Funds Blue Chip Income & Growth Class 2              120,640,597   (201,325,970)   (80,685,373)
American Funds Bond                                            20,854,340    (26,198,206)    (5,343,866)
American Funds Bond Class 2                                   133,357,270   (152,329,307)   (18,972,037)
American Funds Cash Management                                 67,358,792    (42,036,689)     25,322,103
American Funds Cash Management Class 2                        459,563,232   (256,326,297)    203,236,935
American Funds Global Bond                                      3,290,997     (1,742,580)     1,548,417
American Funds Global Bond Class 2                             43,618,021    (18,926,030)    24,691,991
American Funds Global Discovery                                 2,634,568     (3,838,336)    (1,203,768)
American Funds Global Discovery Class 2                        14,459,302    (21,853,585)    (7,394,283)
American Funds Global Growth                                    4,954,380    (16,203,995)   (11,249,615)
American Funds Global Growth Class 2                           55,270,768    (96,470,877)   (41,200,109)
American Funds Global Growth and Income                         2,508,464     (1,813,565)       694,899
American Funds Global Growth and Income Class 2                67,026,304    (30,817,319)    36,208,985
American Funds Global Small Capitalization                      3,848,124    (17,657,520)   (13,809,396)
American Funds Global Small Capitalization Class 2             32,524,578    (67,981,918)   (35,457,340)
American Funds Growth                                           8,635,043    (60,929,072)   (52,294,029)
American Funds Growth Class 2                                 189,532,976   (281,913,273)   (92,380,297)
American Funds Growth-Income                                   11,706,682   (100,432,721)   (88,726,039)
American Funds Growth-Income Class 2                          160,709,133   (423,543,090)  (262,833,957)
American Funds High-Income Bond                                 3,925,426    (14,247,692)   (10,322,266)
American Funds High-Income Bond Class 2                        64,104,901   (101,281,054)   (37,176,153)

                                                                  UNITS         UNITS      NET INCREASE
SUBACCOUNT                                                       ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------------------   -----------   ------------   ------------
American Funds International                                    5,453,269    (50,386,032)   (44,932,763)
American Funds International Class 2                           73,725,631   (136,930,221)   (63,204,590)
American Funds International Growth and Income                     75,323         (1,095)        74,228
American Funds International Growth and Income Class 2            389,297        (28,671)       360,626
American Funds New World                                        9,326,330    (19,838,201)   (10,511,871)
American Funds New World Class 2                               32,874,022    (57,485,333)   (24,611,311)
American Funds U.S. Government/AAA-Rated Securities            32,427,122    (17,709,590)    14,717,532
American Funds U.S. Government/AAA-Rated Securities Class 2   196,493,520    (88,072,049)   108,421,471

The change in units outstanding for the year ended December 31, 2007 is as follows:

                                                                  UNITS         UNITS      NET INCREASE
SUBACCOUNT                                                       ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------------------   -----------   ------------   ------------
American Funds Asset Allocation                                13,326,010    (33,165,666)   (19,839,656)
American Funds Asset Allocation Class 2                       157,986,342   (199,094,799)   (41,108,457)
American Funds Blue Chip Income & Growth                       16,463,046    (28,705,426)   (12,242,380)
American Funds Blue Chip Income & Growth Class 2              117,616,480   (153,188,830)   (35,572,350)
American Funds Bond                                            31,260,021    (22,078,455)     9,181,566
American Funds Bond Class 2                                   137,261,785    (92,690,346)    44,571,439
American Funds Cash Management                                 67,666,921    (62,403,202)     5,263,719
American Funds Cash Management Class 2                        300,129,855   (269,497,579)    30,632,276
American Funds Global Bond                                      1,516,114       (168,009)     1,348,105
American Funds Global Bond Class 2                             16,627,430     (2,423,416)    14,204,014
American Funds Global Discovery                                 4,594,838     (3,280,062)     1,314,776
American Funds Global Discovery Class 2                        18,991,904    (16,900,162)     2,091,742
American Funds Global Growth                                    7,010,617    (14,595,160)    (7,584,543)
American Funds Global Growth Class 2                           58,489,725    (79,894,654)   (21,404,929)
American Funds Global Growth and Income                         4,017,557     (1,000,525)     3,017,032
American Funds Global Growth and Income Class 2                77,667,618    (13,260,687)    64,406,931
American Funds Global Small Capitalization                      9,999,246    (17,143,407)    (7,144,161)
American Funds Global Small Capitalization Class 2             44,963,260    (61,315,027)   (16,351,767)
American Funds Growth                                          10,646,169    (74,306,577)   (63,660,408)
American Funds Growth Class 2                                 165,811,059   (245,132,999)   (79,321,940)
American Funds Growth-Income                                   16,227,689   (104,529,261)   (88,301,572)
American Funds Growth-Income Class 2                          192,128,449   (352,959,563)  (160,831,114)
American Funds High-Income Bond                                 5,196,973    (14,732,542)    (9,535,569)
American Funds High-Income Bond Class 2                        81,261,701    (93,030,415)   (11,768,714)
American Funds International                                    8,573,936    (52,813,617)   (44,239,681)
American Funds International Class 2                           85,605,132   (107,346,272)   (21,741,140)
American Funds New World                                       15,189,140    (14,325,194)       863,946
American Funds New World Class 2                               45,143,621    (47,035,474)    (1,891,853)
American Funds U.S. Government/AAA-Rated Securities            10,401,283    (15,388,698)    (4,987,415)
American Funds U.S. Government/AAA-Rated Securities Class 2    66,883,282    (53,726,666)    13,156,616

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account H ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2008, the related statement of operations for the year or period then ended, and the related statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of in-vestments owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account H at December 31, 2008, the results of their operations for the year or period then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 13, 2009

                  Lincoln National Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2008

     Statement of Operations - Year ended December 31, 2008

     Statements of Changes in Net Assets - Years ended December 31, 2008 and
     2007

     Notes to Financial Statements - December 31, 2008

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2008 and 2007

     Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2008, 2007, and 2006

     Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006

     Notes to Consolidated Financial Statements - December 31, 2008

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December
    5, 1996.

(2) None.

(3) (a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

   (b) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

   (c) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

     (d) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

   (e) Variable Annuity Income Rider (I4LQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17,
   2002.

   (f) Variable Annuity Income Rider (I4LNQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17,
   2002.

   (g) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

   (h) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-63505) filed on October 11, 2002.

   (i) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24,
   2003.

   (j) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (k) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (l) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (m) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333-63505) filed on April 24,
   2003.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on
   April 24, 2004.

   (o) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (p) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (q) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (r) Section 403(b) Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24,
   2003.

   (s) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (t) Estate Enhancment Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (u) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

   (v) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505 filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (x) Variable Annuity Income Rider (I4LA Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (y) Variable Annuity Contract (30070 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8,
   2004.

   (z) Annuity Payment Option Rider (32145 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

   (aa) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on June 9, 2004.

   (bb) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (cc) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (dd) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ee) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ff) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (gg) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (hh) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ii) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (jj) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (kk) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ll) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (mm) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-63505) filed on
   December 21, 2006.

   (nn) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

   (oo) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

   (pp) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

     (qq) Variable Annuity Living Benefits Rider (AR-512 1/09)

     (rr) Variable Annuity Living Benefits Rider (AR-512P 1/09)

     (ss) Guaranteed Income Benefit Rider (AGIB 6/08)

     (tt) Section 403(b) Annuity Endorsement (32481-I-12/08)

(5) (a) Application (ALSA 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

   (b) Application for fee-based option (ALSAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company

   (b) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

   (c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 29
(File No. 333-61554) filed on March 16, 2009.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                        Positions and Offices with Depositor
-------------------------   ---------------------------------------------------------------
Dennis R. Glass**           President and Director
Chuck C. Cornelio**         Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**     Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***      Vice President and Chief Compliance Officer
Mark E. Konen****           Senior Vice President and Director
See Yeng Quek*****          Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*              Vice President and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Rise' C.M. Taylor*          Vice President and Treasurer
C. Suzanne Womack**         Second Vice President and Secretary

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

     **** Principal business address is 100 North Greene Street, Greensboro, NC 27401

   ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2009 there were 362,715 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 3rd day of April, 2009.


      Lincoln National Variable Annuity Account H (Registrant)
      American Legacy Shareholder's Advantage A Class

      By:   /s/ Delson R. Campbell
            ------------------------------------
            Delson R. Campbell
            Assistant Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 3, 2009.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Frederick J. Crawford
*                                Executive Vice President and Chief Adminstrative Officer
------------------------------
Charles C. Cornelio
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By:/s/ Delson R. Campbell       Pursuant to a Power of Attorney
 ---------------------------
  Delson R. Campbell